The AAL
Capital Growth Fund

The AAL
Mid Cap Stock Fund

The AAL
Small Cap Stock Fund

The AAL
International Fund

The AAL
Equity Income Fund

     THE AAL MUTUAL FUNDS
     Semi-Annual Report
     October 31, 1997

The AAL
Bond Fund

The AAL
Municipal Bond Fund

The AAL
High Yield Bond Fund

The AAL
Money Market Fund

[AAL LOGO]

The AAL Mutual Funds

                               Table of Contents


President's Letter..........................................  2

Portfolio Perspectives

  The AAL Capital Growth Fund...............................  3
  The AAL Mid Cap Stock Fund................................  5
  The AAL Small Cap Stock Fund..............................  7
  The AAL International Fund................................  9
  The AAL Equity Income Fund................................ 11
  The AAL Bond Fund......................................... 13
  The AAL Municipal Bond Fund............................... 15
  The AAL High Yield Bond Fund.............................. 17

Schedule of Investments

  The AAL Capital Growth Fund............................... 19
  The AAL Mid Cap Stock Fund................................ 23
  The AAL Small Cap Stock Fund.............................. 27
  The AAL International Fund................................ 32
  The AAL Equity Income Fund...............................  39
  The AAL Bond Fund......................................... 43
  The AAL Municipal Bond Fund............................... 45
  The AAL High Yield Bond Fund.............................. 52
  The AAL Money Market Fund................................. 57

Statement of Assets and Liabilities......................... 59

Statement of Operations..................................... 61

Statement of Changes in Net Assets.......................... 63

Notes to Financial Statements............................... 67

Financial Highlights

  The AAL Capital Growth Fund............................... 75
  The AAL Mid Cap Stock Fund................................ 77
  The AAL Small Cap Stock Fund.............................. 79
  The AAL International Fund................................ 80
  The AAL Equity Income Fund................................ 81
  The AAL Bond Fund......................................... 83
  The AAL Municipal Bond Fund............................... 85
  The AAL High Yield Bond Fund.............................. 87
  The AAL Money Market Fund................................. 89


1    Table of Contents

Semi-Annual Report

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- PRESIDENT'S LETTER

[PHOTO]

OCTOBER 31, 1997

Dear AAL Mutual Funds Shareholder:

The True Nature of the Market

While it is never pleasant to witness a decline in the stock market, it is our opinion that the recent correction in U.S. equity markets was to be expected. We have been in an extended bull market since 1990, and declines in Asian markets merely served as the catalyst for the market sell-off. The fundamentals for the U.S. economy remain sound. Economic growth continues and inflation rates remain relatively low. Despite the correction, year-to-date returns in U.S. equities remain in double digits. During the correction, U.S. bond prices actually increased, demonstrating the value of diversification.

The Strategy of Systematic Investing

One excellent way to help minimize your exposure to market volatility is through automatic investment plans. By investing regularly, over time, you take advantage of an investment strategy called dollar cost averaging. This strategy eliminates the worry of market timing by investing the same dollar amount on a consistent basis. This long-term program may help you capitalize on market cycles. However, automatic investment plans do not ensure profits or protect against losses in declining markets and investors should consider their financial ability to continue purchases through periods of low price levels. For further information on automatic investment plans, please contact your local Registered Representative.

The Cost of Success

Year-to-date, both the stock and bond markets have shown positive returns. Along with this success, comes profits which may mean tax consequences for you. Realized capital gains will be incurred and distributed to shareholders in all of our Funds this year, except for those in The AAL Bond Fund. The most substantial gains were incurred in our equity-oriented Funds. The record date of the distribution will be December 12 and the ex-dividend date will be December
15. You will find the dividend information in your year-end statement, which will be mailed in January 1998. As always, consult with your tax adviser regarding taxation of these distributions.

Please read on to find each portfolio manager's performance information and investment management perspective. I believe you will see each has valuable insights to share.

All of us remain committed to providing you with consistent, quality investment opportunities and appreciate the confidence you have entrusted to us.


Very truly yours,

/s/ Ronald G. Anderson

Ronald G. Anderson
PRESIDENT
THE AAL MUTUAL FUNDS

President's Letter                                         October 31, 1997    2

Growth

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL CAPITAL GROWTH FUND


 ......Ticker Symbol (A shares)................AALGX.....................
 ......Ticker Symbol (B shares)................BBLGX.....................
 ......NAV (A shares)...$25.17 ................NAV (B shares)...$25.04...
 ......Number of Securities in Portfolio.......115.......................



[Photo]

EQUITY-ORIENTED

The AAL Capital Growth Fund

How did large cap stocks perform over the six-month period ended October 31, 1997, and what factors affected performance?

Over the last six months the S&P 500/R/ Index/1/ returned 15.17%. Large cap stocks lagged the mid and small cap stocks recently due to the slowing of many of the economies overseas and the strength of the dollar. This type of environment makes it more difficult for large cap stocks to grow their earnings in the short run.

Since mid and small cap companies, on average, do less of their business outside the United States, as compared with large cap companies, they have had an easier time meeting investors' earnings expectations. As a result, the stocks of mid and small cap companies have performed better than large cap companies.

Do the foreign markets have an impact on the U.S. market as a whole, or is the effect just on the stocks that do a large percentage of their business overseas?

The foreign markets affect the U.S. market in many ways. The decline in the U.S. market caused by the problems in Southeast Asia is a clear example of the former. Industries can be affected by what happens in foreign markets. The impact the Japanese auto industry has had on the U.S. is probably the best known example of this. In addition, there are many other effects and feedback loops where foreign markets impact the U.S. and where the U.S. impacts foreign markets.



                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($32,647)

Value of Shares Initially Purchased ($24,155)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------



                       The AAL Capital Growth Fund Class A

Mountain Chart

                     Value Original    Value Div/Cap    Total
         Date            Shares           Reinvest      Value
----------------------------------------------------------------------------

      16-Jul-87        9,596.93                -        9,596.93
      31-Jul-87        9,760.08                -        9,760.08
      31-Aug-87       10,086.37               (0.00)   10,086.37
      30-Sep-87        9,731.29               (0.00)    9,731.29
      31-Oct-87        7,859.88               (0.00)    7,859.88
      30-Nov-87        7,264.88                -        7,264.88
      17-Dec-87        7,581.57               41.27     7,622.84
      31-Dec-87        7,763.92               42.26     7,806.17
      31-Jan-88        8,119.00               44.19     8,163.19
      29-Feb-88        8,320.54               45.29     8,365.83
      31-Mar-88        7,965.45               43.36     8,008.81
      30-Apr-88        8,023.03               43.67     8,066.70
      31-May-88        8,128.60               44.24     8,172.84
      30-Jun-88        8,445.30               45.97     8,491.27
       1-Jul-88        8,310.94              132.08     8,443.02
      29-Jul-88        8,291.75              131.77     8,423.52
      31-Aug-88        8,147.79              129.49     8,277.28
      30-Sep-88        8,464.49              134.52     8,599.01
      31-Oct-88        8,570.06              136.20     8,706.25
      30-Nov-88        8,464.49              134.52     8,599.01
      16-Dec-88        8,483.69              245.97     8,729.65
      30-Dec-88        8,531.67              247.36     8,779.03
      31-Jan-89        9,059.50              262.66     9,322.16
      28-Feb-89        8,829.17              255.99     9,085.16
      31-Mar-89        9,069.10              262.94     9,332.04
      30-Apr-89        9,443.38              273.79     9,717.17
      31-May-89        9,865.64              286.04    10,151.68
      30-Jun-89        9,788.87              283.81    10,072.68
       1-Jul-89        9,702.50              387.96    10,090.45
      31-Jul-89       10,537.43              421.34    10,958.77
      31-Aug-89       10,614.20              424.41    11,038.62
      30-Sep-89       10,479.85              419.04    10,898.89
      31-Oct-89       10,412.67              416.35    10,829.02
      30-Nov-89       10,604.61              424.03    11,028.63
       6-Dec-89       10,537.43              555.08    11,092.51
      31-Dec-89       10,806.14              569.24    11,375.38
      31-Jan-90       10,211.13              537.89    10,749.03
      28-Feb-90       10,220.73              538.40    10,759.13
      30-Mar-90       10,412.67              548.51    10,961.18
      30-Apr-90       10,287.91              541.94    10,829.85
      31-May-90       11,209.21              590.47    11,799.68
      29-Jun-90       11,190.02              589.46    11,779.48
       2-Jul-90       11,065.26              737.46    11,802.71
      31-Jul-90       11,084.45              738.73    11,823.19
      31-Aug-90       10,105.57              673.50    10,779.06
      28-Sep-90        9,731.29              648.55    10,379.84
      31-Oct-90        9,817.66              654.31    10,471.97
      30-Nov-90       10,460.65              697.16    11,157.81
      27-Dec-90       10,556.62              850.96    11,407.58
      31-Dec-90       10,614.20              855.60    11,469.81
      31-Jan-91       10,844.53              874.17    11,718.70
      28-Feb-91       11,516.31              928.32    12,444.64
      29-Mar-91       11,900.19              959.27    12,859.46
      30-Apr-91       11,919.39              960.81    12,880.20
      31-May-91       12,408.83            1,000.27    13,409.10
      28-Jun-91       11,986.56              966.23    12,952.79
       2-Jul-91       12,034.55            1,129.80    13,164.35
      31-Jul-91       12,284.07            1,153.23    13,437.30
      30-Aug-91       12,543.19            1,177.55    13,720.74
      30-Sep-91       12,447.22            1,168.55    13,615.76
      31-Oct-91       12,648.75            1,187.47    13,836.22
      30-Nov-91       12,236.08            1,148.72    13,384.81
      27-Dec-91       13,186.18            1,385.94    14,572.12
      31-Dec-91       13,512.48            1,420.23    14,932.71
      31-Jan-92       13,186.18            1,385.94    14,572.12
      28-Feb-92       13,243.76            1,391.99    14,635.75
      31-Mar-92       13,042.23            1,370.81    14,413.04
      30-Apr-92       13,493.28            1,418.22    14,911.50
      29-May-92       13,579.65            1,427.30    15,006.95
      30-Jun-92       13,387.72            1,407.12    14,794.84
       6-Jul-92       13,378.12            1,543.99    14,922.11
      31-Jul-92       13,742.80            1,586.07    15,328.88
      31-Aug-92       13,579.65            1,567.25    15,146.90
      30-Sep-92       13,685.22            1,579.43    15,264.65
      30-Oct-92       13,848.37            1,598.26    15,446.63
      30-Nov-92       14,145.87            1,632.59    15,778.47
      31-Dec-92       14,011.52            1,773.37    15,784.89
      31-Dec-92       14,011.52            1,773.37    15,784.89
      29-Jan-93       13,771.59            1,743.01    15,514.60
      26-Feb-93       14,155.47            1,791.59    15,947.06
      31-Mar-93       14,318.62            1,812.24    16,130.86
      30-Apr-93       14,232.25            1,801.31    16,033.56
      31-May-93       14,452.98            1,829.25    16,282.22
      30-Jun-93       14,424.18            1,825.60    16,249.79
       1-Jul-93       14,222.65            1,953.62    16,176.27
      30-Jul-93       14,145.87            1,943.07    16,088.95
      31-Aug-93       14,548.94            1,998.44    16,547.38
      30-Sep-93       14,385.80            1,976.03    16,361.83
      29-Oct-93       14,740.88            2,024.80    16,765.69
      30-Nov-93       14,606.53            2,006.35    16,612.87
      31-Dec-93       14,520.15            2,151.66    16,671.82
      31-Dec-93       14,520.15            2,220.73    16,740.88
      31-Jan-94       14,625.72            2,236.87    16,862.59
      28-Feb-94       14,251.44            2,179.63    16,431.07
      31-Mar-94       13,714.01            2,097.43    15,811.45
      29-Apr-94       13,905.95            2,126.79    16,032.74
      31-May-94       13,925.14            2,129.72    16,054.87
      30-Jun-94       13,464.49            2,239.63    15,704.12
      29-Jul-94       13,790.79            2,293.90    16,084.69
      31-Aug-94       14,184.26            2,359.35    16,543.61
      30-Sep-94       13,992.32            2,327.42    16,319.75
      31-Oct-94       14,337.81            2,384.89    16,722.70
      30-Nov-94       13,905.95            2,313.06    16,219.01
      30-Dec-94       13,445.30            2,914.08    16,359.37
      30-Dec-94       13,445.30            3,065.18    16,510.48
      31-Jan-95       13,781.19            3,141.76    16,922.95
      28-Feb-95       14,232.25            3,244.59    17,476.83
      31-Mar-95       14,481.77            3,301.47    17,783.24
      28-Apr-95       14,932.82            3,404.30    18,337.12
      31-May-95       15,451.06            3,522.45    18,973.50
      30-Jun-95       15,537.43            3,680.02    19,217.45
      31-Jul-95       16,065.26            3,805.03    19,870.29
      31-Aug-95       15,998.08            3,789.12    19,787.20
      29-Sep-95       16,756.24            3,968.69    20,724.93
      31-Oct-95       16,669.87            3,948.23    20,618.10
      30-Nov-95       17,293.67            4,095.98    21,389.65
      28-Dec-95       16,871.40            4,114.67    20,986.07
      28-Dec-95       16,871.40            4,268.25    21,139.65
      28-Dec-95       16,871.40            4,719.96    21,591.36
      29-Dec-95       16,900.19            4,728.02    21,628.21
      31-Jan-96       17,600.77            4,924.01    22,524.78
      29-Feb-96       17,629.56            4,932.07    22,561.62
      29-Mar-96       17,600.77            4,924.01    22,524.78
      30-Apr-96       18,032.63            5,044.83    23,077.46
      31-May-96       18,426.10            5,154.91    23,581.01
      28-Jun-96       18,330.13            5,232.45    23,562.59
      31-Jul-96       17,504.80            4,996.86    22,501.66
      30-Aug-96       17,869.48            5,100.96    22,970.44
      30-Sep-96       19,145.87            5,465.31    24,611.19
      31-Oct-96       19,376.20            5,531.06    24,907.26
      29-Nov-96       20,911.71            5,969.38    26,881.09
      30-Dec-96       19,856.05            5,748.22    25,604.27
      30-Dec-96       19,856.05            6,916.62    26,772.67
      31-Dec-96       19,577.74            6,819.67    26,397.41
      31-Jan-97       20,844.53            7,260.95    28,105.48
      28-Feb-97       20,633.40            7,187.40    27,820.80
      31-Mar-97       19,644.91            6,843.07    26,487.99
      30-Apr-97       20,633.40            7,187.40    27,820.80
      30-May-97       22,015.36            7,668.79    29,684.14
      30-Jun-97       22,955.85            8,070.16    31,026.01
      31-Jul-97       24,616.12            8,653.83    33,269.95
      29-Aug-97       23,406.91            8,228.73    31,635.64
      30-Sep-97       24,424.18            8,586.35    33,010.54
      31-Oct-97       24,155.47            8,491.88    32,647.35



                         Average Annual Total Returns*
                             As of October 31, 1997

                                          Year-to-                                   From      Inception
                                            Date     1-Year   5-Year   10-Year     Inception     Date
                                          ------------------------------------------------------------
Class A (without sales charge)..........  23.68%     31.08%   16.15%    15.30%     12.62%      7/16/87
Class A** (with sales charge)...........  18.73%     25.84%   15.20%    14.84%     12.17%      7/16/87
-------------------------------------------------------------------------------------------------------
Class B (without CDSC)..................  21.38%       NA       NA        NA       26.99%       1/8/97
Class B** (with CDSC)...................  16.38%       NA       NA        NA       20.57%       1/8/97
-------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........  20.05%     28.77%   15.74%    12.53%     12.40%
Class B** (with CDSC)...................  17.24%       NA       NA        NA       24.49%


* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

/1/ An index composed of 500 common stocks representative of the stock market as a whole.

3   The AAL Capital Growth Fund

What is the difference between growth investing and value investing, and what do you consider yourself to be?

Value investors believe that you cannot predict a company's future growth and, therefore, should not buy the stock of companies that have high growth expectations. Growth investors believe that you can predict a company's future growth and that future growth must be factored into the price paid for the company. I am definitely in the growth camp. In the stock market the main questions is: how much growth am I getting and what am I paying for it? If a company is going to grow twice as fast as the market, chances are it will not sell at less than a market multiple. A value investor will miss many companies that are growing faster than the market because they never get cheap enough to buy.

Have any of the Fund's holdings made significant contributions over the period?

The largest contribution to the Fund over the last six months came from the cable TV industry. The Fund owns Comcast (up 87%), Telecommunications (up 66%), Cox (up 57%) and US West Media Group (up 46%).


/s/ Frederick L. Plautz
-----------------------
    Frederick L. Plautz
    PORTFOLIO MANAGER


                               Fund Allocations

                            [PIE CHART APPEARS HERE]

                             % of Net Assets
                           10/31/97    4/30/97
                           --------    -------
Consumer Staples ........... 21%         16%
Financials ................. 18%         17%
Technology ................. 17%         21%
Health Care ................ 11%         13%
Energy .....................  9%         10%
Capital Goods ..............  8%          8%
Consumer Cyclicals .........  7%          5%
Communication Services .....  4%          3%
Cash & Cash Equivalents ....  2%          3%
Transportation .............  1%          2%
Basic Materials ............  1%          1%
Utilities ..................  1%          1%
                       -----------------------
                       Total  100%        100%



                               5 Largest Holdings

                                                         % of Net Assets
                                                       10/31/97   4/30/97
                                                       --------   -------
General Electric Company ...........................   3.2%       3.2%
Multi-industry company, primarily electronics

American International Group, Inc. .................   3.1%       3.0%
International commercial and industrial insurance underwriter

Merck & Co., Incorporated ..........................   3.0%       3.5%
Manufactures and produces a wide range of health services and products

Exxon Corporation ..................................   2.9%       3.1%
World's largest oil company

Intel Corporation ..................................   2.9%       3.3%
Leading manufacturer in semiconductor chips


                                                            October 31, 1997   4

Growth

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL MID CAP STOCK FUND

 . . . Ticker Symbol (A shares) . . . AASCX . . Ticker Symbol (B shares) . .BBSCX
 . . . . . . . . NAV (A shares) . . . . . . . . $15.99 . . .NAV (B shares) . . .
 . . . . . . . . . . . . . . .$15.89 . . . . . . . . . . .Number of Securities in
Portfolio . . . . . . . . 128 . . . . . . . . . . . . . . . . . .


[PHOTO]


EQUITY-ORIENTED

The AAL Mid Cap Stock Fund

How did mid cap stocks perform over the six-month period ended October 31, 1997, and what factors affected performance?

Over the last six months, the mid cap portion of the market performed very well on both an absolute and relative basis. The S&P/R/ MidCap 400 Index/1/ returned over 24% during the period, while The AAL Mid Cap Stock Fund returned 26% on the net amount invested. These returns were driven by solid corporate profitability, restrained inflation and modest interest rates. This ideal economic environment continues to deliver the extraordinary returns we've become accustomed to during the past several years.

How did The AAL Mid Cap Stock Fund perform in the volatile markets late in October?

The AAL Mid Cap Stock Fund weathered this storm well. That is not to say the Fund did not see substantial declines in value--it did. However, the Fund's decline during that volatile period was marginally less than both the benchmark S&P/R/ MidCap 400 Index and the average fund in the Lipper MidCap Universe.

The last days of October were ruled by emotion not economics. I remain essentially fully invested at all times, adding value through stock selection and controlling risk relative to the market. I do not attempt to take advantage of such large shifts in the market and could be swamped by such waves of emotion-driven selling or buying. Still, the Fund was able to hold its own in such unusual circumstances.




                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($18,359)

Value of Shares Initially Purchased ($15,345)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                       The AAL Mid Cap Stock Fund Class A

Mountain Chart

                     Value Original       Value Div/Cap    Total
         Date            Shares             Reinvest       Value
-----------------------------------------------------------------------------

       30-Jun-93        9,596.93                 -       9,596.93
       30-Jul-93        9,491.36                 -       9,491.36
       31-Aug-93        9,971.21                (0.00)   9,971.21
       30-Sep-93       10,393.47                 0.00   10,393.47
       29-Oct-93       10,268.71                 -      10,268.71
       30-Nov-93        9,942.42                 -       9,942.42
       31-Dec-93       10,422.26                 -      10,422.26
       31-Jan-94       10,758.16                 -      10,758.16
       28-Feb-94       10,786.95                 -      10,786.95
       31-Mar-94       10,019.19                 -      10,019.19
       29-Apr-94        9,961.61                 -       9,961.61
       31-May-94        9,404.99                 -       9,404.99
       30-Jun-94        8,598.85                 -       8,598.85
       29-Jul-94        8,637.24                 -       8,637.24
       31-Aug-94        9,443.38                 -       9,443.38
       30-Sep-94        9,510.56                 -       9,510.56
       31-Oct-94        9,932.82                 -       9,932.82
       30-Nov-94        9,577.74                 -       9,577.74
       30-Dec-94        9,923.22                 -       9,923.22
       31-Jan-95        9,520.15                 -       9,520.15
       28-Feb-95       10,009.60                 -      10,009.60
       31-Mar-95       10,508.64                 -      10,508.64
       28-Apr-95       10,479.85                (0.00)  10,479.85
       31-May-95       10,614.20                (0.00)  10,614.20
       30-Jun-95       11,631.48                 0.00   11,631.48
       31-Jul-95       12,811.90                 0.00   12,811.90
       31-Aug-95       12,735.12                 -      12,735.12
       29-Sep-95       13,522.07                 -      13,522.07
       31-Oct-95       13,742.80                 -      13,742.80
       30-Nov-95       14,309.02                (0.00)  14,309.02
       29-Dec-95       14,337.81                 -      14,337.81
       31-Jan-96       14,299.42                 0.00   14,299.42
       29-Feb-96       14,980.81                (0.00)  14,980.81
       29-Mar-96       15,095.97                (0.00)  15,095.97
       30-Apr-96       16,410.75                 -      16,410.75
       31-May-96       17,024.95                 -      17,024.95
       28-Jun-96       15,950.10                 -      15,950.10
       31-Jul-96       14,059.50                (0.00)  14,059.50
       30-Aug-96       15,028.79                 -      15,028.79
       30-Sep-96       15,825.34                 -      15,825.34
       31-Oct-96       15,009.60                 -      15,009.60
       29-Nov-96       15,796.55                 -      15,796.55
       30-Dec-96       12,965.45               428.74   13,394.19
       30-Dec-96       12,965.45             2,545.97   15,511.42
       31-Dec-96       13,032.63             2,559.16   15,591.79
       31-Jan-97       13,502.88             2,651.50   16,154.38
       28-Feb-97       13,042.23             2,561.04   15,603.27
       31-Mar-97       12,082.53             2,372.59   14,455.12
       30-Apr-97       12,197.70             2,395.21   14,592.90
       30-May-97       13,502.88             2,651.50   16,154.38
       30-Jun-97       14,078.69             2,764.57   16,843.26
       31-Jul-97       14,990.40             2,943.60   17,934.00
       29-Aug-97       15,019.19             2,949.25   17,968.44
       30-Sep-97       16,122.84             3,165.97   19,288.81
       31-Oct-97       15,345.49             3,013.32   18,358.81



                         Average Annual Total Returns*
                             As of October 31, 1997

                                             Year-to-                From     Inception
                                               Date     1-Year     Inception     Date
                                             ------------------------------------------
Class A (without sales charge)..........     17.75%     22.31%      16.12%     6/30/93
Class A** (with sales charge)...........     13.00%     17.43%      15.03%     6/30/93
---------------------------------------------------------------------------------------
Class B (without CDSC)..................     16.24%      NA         20.39%      1/8/97
Class B** (with CDSC)...................     11.24%      NA         14.04%      1/8/97
---------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........     18.73%     16.99%      16.70%
Class B** (with CDSC)...................     17.24%      NA         24.49%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

/1/ An index comprised of 400 stocks designed to represent performance of the mid-cap segment of the U.S. equity markets.

5    The AAL Mid Cap Stock Fund

What stocks contributed most to the Fund's performance?

One of the largest single contributors to the Fund in the past six months has been HBO & Co. (no, not the movie channel). HBO is the world's largest supplier of health care information systems, the computer software doctors and hospitals use to track patients, their treatments, their medications and the outcomes of those treatments and medications. HBO's systems help doctors and hospitals collect, store and analyze this data to provide better care and improve billing procedures. HBO's stock price increased by over 60% during this six-month period.

What is your outlook for the mid cap market?

The domestic economy continues to exhibit reasonable growth and restrained inflation. As long as this environment continues, mid cap stocks should provide returns above their historical averages. Since most mid cap companies do very little business in Asia, the recent turmoil there should not have a substantial impact on their ability to grow. However, the recent volatility in the markets was an example of the speed and magnitude with which today's financial markets can change when even the perception of economic conditions becomes more negative.


/s/ Michael R. Hochholzer
---------------------------------
Michael R. Hochholzer
PORTFOLIO MANAGER

                                Fund Allocations

                            [PIE CHART APPEARS HERE]


                           % of Net Assets
                          10/31/97  4/30/97

Financials.................  15%     13%
Consumer Cyclicals.........  13%     13%
Technology.................  13%     15%
Capital Goods..............  12%      8%
Consumer Staples...........  10%     14%
Health Care................   9%     11%
Energy.....................   9%      7%
Utilities..................   8%      7%
Basic Materials............   5%      4%
Transportation.............   3%      2%
Communication Services.....   2%      1%
Cash & Cash Equivalents....   1%      5%
               -------------------------
               Total....... 100%    100%



                               5 Largest Holdings

                                                                % of Net Assets
Security                                                     10/31/97    4/30/97
--------                                                     --------    -------
U.S. Office Products Company................................   1.5%       1.2%
Supplies office products to corporate, commercial and industrial customers

HBO & Company...............................................   1.5%       1.1%
Designs and sells computerized information systems to the health care industry

Starwood Lodging Trust......................................   1.4%        NA*
Owner and operator of hotels and resorts worldwide

Applied Power, Inc..........................................   1.4%       1.2%
Provides tools, equipment, systems and consumable items to a variety of end users

Franklin Resources, Inc.....................................   1.4%       1.1%
Operates mutual funds


*Security was not owned on 4/30/97

October 31, 1997    6

Growth

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL SMALL CAP STOCK FUND

 . . . . . . . . . . . . . . Ticker Symbol (A shares) . . . . . . . . AASMX . . .
 . . . . . . . . . . . Ticker Symbol (B shares) . . . . . . . . BBSMX   . . . . .
 . . . . . . . . . NAV (A shares) . . . . . . . . $13.46 . . . . . . . . . . . .
 . . .  NAV (B shares) . . . . . . . . $13.38   . . . . . . . . . . . . . Number
of Securities in Portfolio . . . . . . . . 145 . . . . . . . . . . . . . . . . .

[PHOTO]

EQUITY-ORIENTED

The AAL Small Cap Stock Fund

How did small cap stocks perform over the six-month period ended October 31, 1997, and what factors affected performance?

Small caps outperformed larger caps during the last six months for several reasons. The most important is that it appears that the earnings growth in larger cap stocks may be slowing as the worldwide economic recovery ages. Larger cap companies have benefited from broader international exposure for their products and that has helped their growth rates in recent years. We recently experienced some turmoil in the stock market due to the currency and economic problems in Southeast Asia. This was one of the fast-growing regions for many large companies. If these problems continue, it will affect the earnings of bigger companies more than smaller companies. This summer we saw earnings disappointments from some longtime favorite large cap stocks such as Gillette and Coca-Cola. Thus far, smaller companies have not had a slowing in their earnings growth and that has fueled the better stock performance. A second reason for this outperformance was that smaller cap stocks were cheaper than large cap stocks. The valuation measures of smaller cap stocks, such as price-to-earnings ratios and price-to-book value, were far less than larger cap stocks. Smaller cap stocks have just been doing a little catching up to the big guys in terms of valuation.

It seems that technology stocks get a lot of publicity whenever small cap stocks are discussed. Why is this so?

There are a lot of smaller technology companies that offer very exciting opportunities for investors. Some of these companies offer exciting productivity improvements over



                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($13,229)

Value of Shares Initially Purchased ($12,917)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                      The AAL Small Cap Stock Fund Class A

Mountain Chart

                  Value Original       Value Div/Cap    Total
         Date         Shares             Reinvest       Value
----------------------------------------------------------------------------

      1-Jul-96        9,596.93                -        9,596.93
     31-Jul-96        9,165.07                -        9,165.07
     30-Aug-96       10,316.70                -       10,316.70
     30-Sep-96       10,786.95                -       10,786.95
     31-Oct-96       10,441.46               (0.00)   10,441.46
     29-Nov-96       10,681.38               (0.00)   10,681.38
     30-Dec-96       10,614.20              256.27    10,870.47
     31-Dec-96       10,748.56              259.51    11,008.07
     31-Jan-97       10,786.95              260.44    11,047.38
     28-Feb-97       10,316.70              249.08    10,565.78
     31-Mar-97        9,654.51              233.10     9,887.61
     30-Apr-97        9,443.38              228.00     9,671.38
     30-May-97       10,882.92              262.75    11,145.67
     30-Jun-97       11,631.48              280.83    11,912.30
     31-Jul-97       12,159.31              293.57    12,452.88
     29-Aug-97       12,533.59              302.61    12,836.20
     30-Sep-97       13,464.49              325.08    13,789.57
     31-Oct-97       12,917.47              311.88    13,229.34



                         Average Annual Total Returns*
                             As of October 31, 1997

                                          Year-to-                 From        Inception
                                            Date      1-Year     Inception       Date
                                          ----------------------------------------------
Class A (without sales charge)..........   20.18%     26.70%      27.20%        7/1/96
Class A** (with sales charge)...........   15.34%     21.67%      23.34%        7/1/96
----------------------------------------------------------------------------------------
Class B (without CDSC)..................   19.79%       NA        24.93%        1/8/97
Class B** (with CDSC)...................   14.79%       NA        18.53%        1/8/97
----------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........   20.22%     22.70%      29.33%
Class B** (with CDSC)...................   19.89%       NA        28.38%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

/1/ An index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets.

7    The AAL Small Cap Stock Fund
existing technologies. These smaller technology companies can offer bigger rewards in shorter time periods than do many other smaller companies. However, smaller technology companies also possess higher risk than do most other small companies. Technology tends to change very fast and for a smaller company it can be very difficult to hit what may be a moving target. It may also require a lot of money to research and develop various technologies and that can be a limiting factor for these smaller companies. Smaller technology stocks also get a lot of attention because their stock price movements can be so dramatic. When tech companies hit that moving target and are successful, their stocks can climb very fast. But when they miss their targets, the stock price fall is equally dramatic.

Have you made any major changes to the Fund's sector weightings over the period?

The sector weightings of the Fund have not changed a great deal in the past six months. The Fund's biggest weightings are capital goods, consumer cyclicals and technology, with each sector at about 16% of the portfolio. The sector weightings of the Fund are very similar to the S&P/(R)/ SmallCap 600 Index/1/. My thought process is not to guess at what the next "hot sector" will be, but rather to broadly diversify across many sectors. My time and energy is spent finding what I think are the best companies in each of the sectors.

/s/  Kevin A. Schmitting
----------------------------------
Kevin A. Schmitting
PORTFOLIO MANAGER



                                Fund Allocations

                            [PIE CHART APPEARS HERE]


                                % of Net Assets
                              10/31/97     4/30/97
                              --------     -------
Capital Goods............        16%         13%
Consumer Cyclicals.......        16%         18%
Technology...............        16%         20%
Financials...............        12%          9%
Health Care..............        11%         14%
Energy...................         8%          6%
Consumer Staples.........         7%          8%
Transportation...........         4%          4%
Basic Materials..........         4%          3%
Utilities................         3%          3%
Cash & Cash Equivalents..         2%          2%
Communication Services...         1%          0%
                   -------------------------------
                   Total        100%        100%



                               5 Largest Holdings

                                                               % of Net Assets
Security                                                     10/31/97    4/30/97
--------                                                     --------    -------
Tower Automotive, Inc......................................    1.8%       1.4%
Designs and produces high-quality, engineered metal stampings and assemblies

General Cable Corporation..................................    1.5%       NA*
Designs, develops, manufactures, markets and distributes copper wire and cable products for the communications and electrical markets

Hugoton Energy Corporation.................................    1.5%       0.9%
Develops, produces, acquires and explores for natural gas and oil in Hugoton Field

Chancelor Media Corporation................................    1.4%       1.4%
Owns and operates 99 radio stations in 21 markets

CMAC Investment Corporation................................    1.4%       0.5%
Provides private mortgage insurance coverage


*Security was not owned on 4/30/97

October 31, 1997    8

Growth

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL INTERNATIONAL FUND

 ...Ticker Symbol (A shares)...AAITX...Ticker Symbol (B shares)...BBITX
 ...NAV (A shares)...$11.41...NAV (B shares)...$11.33...Number of Securities in
Portfolio....141.....

[PHOTO]

EQUITY-ORIENTED

The AAL International Fund

How did the overall international market perform over the six-month period ended October 31, 1997, and what factors affected performance?

At the beginning of the period, European stocks performed well, supported by positive European economic and monetary union ("EMU") developments, easing interest rate concerns and a stronger dollar. In August, the release of weak economic data and reemerging rate concerns caused European stocks to decline. Equities recovered in September, but plummeted in October in reaction to the deepening currency crisis in Southeast Asia. The crisis began early this summer in Thailand and quickly spread to several neighboring countries. It culminated in October with the Hong Kong market collapse, which in turn caused most world markets to plunge. In Japan, stock performance was additionally hampered by further delays in the long-awaited economic recovery. As has been true for quite a while, smaller cap stocks--and there are many in The AAL International Fund's portfolio--underperformed larger cap stocks.

Have you made major changes to any sector weightings or your investments in any particular country or region?

The AAL International Fund's portfolio composition has not undergone any major change in its sector, country or regional weightings. My investment decisions are primarily based on my assessment of the value of individual securities in relation to market price. Thus, changes in the Fund's composition tend to reflect specific opportunities found in various sectors and markets rather than a pre-determined allocation schedule.



                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($11,372)

Value of Shares Initially Purchased ($10,950)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                       The AAL International Fund Class A

Mountain Chart

                    Value Original       Value Div/Cap   Total
         Date           Shares              Reinvest     Value
----------------------------------------------------------------------------

      1-Aug-95         9,596.93                -       9,596.93
     31-Aug-95         9,616.12                -       9,616.12
     29-Sep-95         9,577.74                -       9,577.74
     31-Oct-95         9,558.54               (0.00)   9,558.54
     30-Nov-95         9,558.54               (0.00)   9,558.54
     28-Dec-95         9,683.30               23.03    9,706.33
     28-Dec-95         9,683.30               23.35    9,706.65
     29-Dec-95         9,712.09               23.42    9,735.51
     31-Jan-96        10,124.76               24.41   10,149.17
     29-Feb-96        10,086.37               24.32   10,110.69
     29-Mar-96        10,239.92               24.69   10,264.61
     30-Apr-96        10,633.40               25.64   10,659.04
     31-May-96        10,575.82               25.50   10,601.32
     28-Jun-96        10,623.80               25.62   10,649.42
     31-Jul-96        10,268.71               24.76   10,293.47
     30-Aug-96        10,297.50               24.83   10,322.33
     30-Sep-96        10,489.44               25.29   10,514.73
     31-Oct-96        10,585.41               25.52   10,610.94
     29-Nov-96        10,959.69               26.42   10,986.12
     30-Dec-96        10,479.85              346.10   10,825.94
     30-Dec-96        10,479.85              404.15   10,883.99
     31-Dec-96        10,518.23              405.63   10,923.86
     31-Jan-97        10,710.17              413.03   11,123.20
     28-Feb-97        10,950.10              422.28   11,372.38
     31-Mar-97        10,930.90              421.54   11,352.44
     30-Apr-97        10,911.71              420.80   11,332.51
     30-May-97        11,410.75              440.04   11,850.79
     30-Jun-97        11,756.24              453.37   12,209.61
     31-Jul-97        11,833.01              456.33   12,289.34
     29-Aug-97        11,449.14              441.52   11,890.66
     30-Sep-97        11,612.28              447.82   12,060.10
     31-Oct-97        10,950.10              422.28   11,372.38



                        % Average Annual Total Returns*
                             As of October 31, 1997

                                         Year-to-             From     Inception
                                           Date    1-Year   Inception    Date
                                         --------  ------   ---------  ---------
Class A (without sales charge)..........  4.11%    7.18%      7.83%    8/1/95
Class A** (with sales charge)........... (0.09)%   2.89%      5.88%    8/1/95
-------------------------------------------------------------------------------
Class B (without CDSC)..................  3.19%      NA       3.95%    1/8/97
Class B** (with CDSC)................... (1.81)%     NA      (2.23)%   1/8/97
-------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........  5.95%    10.06%     9.03%
Class B** (with CDSC)...................  4.56%      NA       6.34%


* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

9    The AAL International Fund

ANNUAL REPORT -- THE AAL INTERNATIONAL FUND

[WORLD MAP APPEARS HERE]

Sweden 1.3%
Norway 0.4%
Denmark 0.4%
United Kingdom 4.4%
South Korea 0.8%
Finland 0.4%
Germany 4.7%
Netherlands 1.5%
Austria 1.0%
Belgium 1.0%
Canada 1.9%
Luxembourg 1.0%
France 9.0%
Japan 18.1%
Spain 0.8%
Portugal 0.6%
Hong Kong 1.7%
Mexico 1.1%
Singapore 1.8%
Switzerland 7.5%
Thailand 0.2%
Italy 2.0%
Israel 0.6%
Australia 0.5%
Miscellaneous 1.4%
Argentina 0.4%
New Zealand 2.1%

Did the Fund's fairly high cash position help or hurt us over the period?

The Fund's cash position should be viewed as a by-product of my risk averse investment approach: in strong bull markets, such as those experienced in Europe over the past few months, I am unwilling to purchase stocks that are not selling at a discount to fair value. In bear markets, similar to that experienced in Japan (where there is "value" to be found for the patient investor), the cash position protects capital. Over the period, the fairly large cash holdings lowered the risk profile and minimized the volatility of the Fund when compared to that of foreign market indices.

Were there stocks that did particularly well for us this period?

Several holdings performed well for The AAL International Fund during the period: among large cap stocks, Philips Electronics NV ADR, a Dutch electronics and media concern, surged 46.5% in U.S. dollar terms. Among small cap stocks, Vaisala Oy 'A', a Finnish technology group, gained 39.9% in U.S. dollar terms. Additionally, SAirgroup AG, the Swiss airline company, advanced 37.8% over the period in U.S. dollar terms.

/s/ JEAN-MARIE EVEILLARD
---------------------------
Jean-Marie Eveillard
PORTFOLIO MANAGER


                      Fund Allocations

                                          % of Net Assets
                                          ---------------
Common Stocks................................. 66.6%
Commercial Paper.............................. 19.9%
Long-Term Fixed-Income Obligations............  6.9%
Preferred Stocks..............................  6.6%
                                             -------------
                                             Total  100.0%


                         5 Largest Holdings

                                                 %of Net Assets
Security                                       10/31/97   4/30/97
--------                                       --------   -------
Buderus AG (Germany).............................1.7%       1.5%
Manufactures a variety of heating products

Secom Co., Ltd. (Japan)..........................1.6%       1.5%
Pioneer in the security service industry

Kuehne & Nagel International
AG Bearer (Switzerland).......................... 1.5%      1.1%
Transports freight worldwide

Antofagasta Holdings plc.........................1.4%       1.1%
(United Kingdom)
Interests in mining, transportation, banking, forestry and natural resources in Chile

Sika Finanz AG Bearer
(Switzerland)....................................1.4%       1.3%
Produces specialty products for water
management


October 31, 1997    10

Growth

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL EQUITY INCOME FUND

 . . . Ticker Symbol (A shares) . . . AAUTX . . . Ticker Symbol (B shares)
 . . . NA . . . NAV (A shares) . . . $12.39 . . . NAV(B shares) . . . $12.41
 . . . Number of Securities in Portfolio . . . 88 . . .


[PHOTO]

EQUITY-ORIENTED

The AAL Equity Income Fund

How did the overall market perform for the period ended October 31, 1997, and how did equity income funds do in this environment?

This period demonstrated quite vividly the benefits of owning a diversified mix of different funds. The major large cap indices (Dow Jones Average and the S&P 500/R/ Index) were down sharply for the three months ended October 31. Due to its more conservative style, The AAL Equity Income Fund was about flat for the quarter, thus significantly outperforming the major indices. The Fund also significantly outperformed the average equity income fund for the same period. The fact that the Fund is not yet a pure equity income fund and still has an overweighting in utility stocks helped performance versus other equity income funds during the quarter.

What major changes have you made to the portfolio since September 1, 1997, when the investment focus was changed?

We initially indicated that the transition period from a utilities fund to an equity income fund might take 6-12 months to accomplish. However, we have been able to move more quickly than originally anticipated thanks in large part to weakness in the equity markets. This allowed us to find attractive investments at reasonable prices to replace existing utility holdings. We are well over halfway toward a complete transition to an equity income




                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($13,370)

Value of Shares Initially Purchased ($11,890)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                       The AAL Equity Income Fund Class A

Mountain Chart

                     Value Original       Value Div/Cap   Total
         Date            Shares              Reinvest     Value
----------------------------------------------------------------------------


       18-Mar-94         9,596.93                -       9,596.93
       31-Mar-94         9,520.15                -       9,520.15
       29-Apr-94         9,548.94                -       9,548.94
       31-May-94         9,337.81               (0.00)   9,337.81
       30-Jun-94         9,040.31               76.78    9,117.08
       29-Jul-94         9,299.42               78.98    9,378.40
       31-Aug-94         9,309.02               79.06    9,388.08
       30-Sep-94         8,973.13              153.63    9,126.76
       31-Oct-94         9,069.10              155.28    9,224.37
       30-Nov-94         8,934.74              152.98    9,087.72
       30-Dec-94         8,685.22              226.79    8,912.01
       31-Jan-95         9,049.90              236.32    9,286.22
       28-Feb-95         9,040.31              236.07    9,276.37
       31-Mar-95         8,896.35              311.09    9,207.44
       30-Apr-95         9,088.29              317.80    9,406.09
       31-May-95         9,548.94              333.91    9,882.85
       30-Jun-95         9,539.35              413.03    9,952.38
       31-Jul-95         9,644.91              417.60   10,062.51
       31-Aug-95         9,683.30              419.26   10,102.56
       29-Sep-95        10,163.15              530.15   10,693.30
       31-Oct-95        10,297.50              537.16   10,834.67
       30-Nov-95        10,441.46              544.67   10,986.13
       28-Dec-95        10,825.34              655.57   11,480.91
       29-Dec-95        10,854.13              657.32   11,511.44
       31-Jan-96        11,065.26              670.10   11,735.36
       29-Feb-96        10,806.14              654.41   11,460.55
       29-Mar-96        10,623.80              734.97   11,358.77
       30-Apr-96        10,460.65              723.68   11,184.34
       31-May-96        10,489.44              725.68   11,215.12
       28-Jun-96        10,758.16              836.61   11,594.77
       31-Jul-96        10,249.52              797.06   11,046.58
       30-Aug-96        10,239.92              796.31   11,036.24
       30-Sep-96        10,163.15              904.12   11,067.27
       31-Oct-96        10,556.62              939.12   11,495.74
       29-Nov-96        10,950.10              974.12   11,924.22
       30-Dec-96        11,026.87            1,101.14   12,128.01
       31-Dec-96        10,969.29            1,095.39   12,064.68
       31-Jan-97        11,084.45            1,106.89   12,191.34
       28-Feb-97        11,151.63            1,113.60   12,265.23
       31-Mar-97        10,729.37            1,166.43   11,895.79
       30-Apr-97        10,882.92            1,183.12   12,066.04
       30-May-97        11,477.93            1,247.80   12,725.73
       30-Jun-97        11,737.04            1,377.06   13,114.10
       31-Jul-97        11,957.77            1,402.95   13,360.73
       29-Aug-97        11,487.52            1,347.78   12,835.31
       30-Sep-97        12,015.36            1,495.49   13,510.85
       31-Oct-97        11,890.60            1,479.96   13,370.56


                         Average Annual Total Returns*
                             As of October 31, 1997

                                            Year-to-               From     Inception
                                              Date    1-Year     Inception     Date
                                          -----------------------------------------
Class A (without sales charge)..........     10.82%   16.31%       9.58%    3/17/94
Class A** (with sales charge)...........      6.36%   11.64%       8.34%    3/17/94
-----------------------------------------------------------------------------------
Class B (without CDSC)..................     10.38%    NA         12.95%     1/8/97
Class B** (with CDSC)...................      5.38%    NA          6.68%     1/8/97
-----------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........      7.47%   17.21%       8.87%
Class B** (with CDSC)...................      6.63%    NA          9.24%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

11    The AAL Equity Income Fund
fund. The Fund's concentration in utility-related investments has shrunk from 85% to less than 50% through the end of October.

How does this Fund now compare to AAL's other equity Funds as far as risk is concerned?

The goal of The AAL Equity Income Fund is to be positioned as a more conservative alternative to AAL's other equity Funds which have more of a growth focus. This was also the goal of The AAL Utilities Fund, but due to the changes in the utility industry, the Fund was proving to be much less conservative than was our goal. The change in focus of the Fund to equity income was to reposition the Fund as a conservative and less risky alternative to AAL's growth oriented equity Funds.

In recent years, has the importance of "the dividend" decreased as a factor in equity investing? If so, will the October market declines bring it back into prominence?

The answer is yes, but any sustained correction in the markets will bring dividend yields back to prominence very quickly. Remember, investors are interested in the total return of their investments over the long term and there are two components to total return, capital appreciation and income (dividends). In recent years, there has been such substantial capital appreciation in the stock markets that dividend yields have declined substantially as the price of stocks has grown much more rapidly than dividends. As a result, the average dividend yield for stocks in the major market indices has declined to well below 2.0%. While the recent market declines have made dividend yields rise, they are still below 2.0%. Income becomes a much more important part of total return when the stock market declines or is sluggish. As a result, funds that provide some income are much more conservative and defensive than non-dividend or low-dividend paying growth funds.


/s/ Lewis A. Bohannon
--------------------------------
Lewis A. Bohannon
PORTFOLIO MANAGER

                               Fund Allocations

                            [PIE CHART APPEARS HERE]

                                                               % of Net Assets
                                                              10/31/97   4/30/97
                                                              --------   -------
Utilities....................................................... 31%       57%
Communication Services.......................................... 20%       35%
Financials...................................................... 13%        0%
Energy..........................................................  8%        1%
Cash & Cash Equivalents.........................................  6%        2%
Consumer Staples................................................  6%        0%
Technology......................................................  4%        0%
U.S. Treasury Securities........................................  3%        3%
Capital Goods...................................................  3%        0%
Utility Bonds...................................................  2%        2%
Consumer Cyclicals..............................................  2%        0%
Health Care.....................................................  1%        0%
Basic Materials.................................................  1%        0%
                                                              ----------------
                                                         Total  100%      100%



                              5 Largest Holdings

                                                  % of Net Assets
Security                                         10/31/97   4/30/97
--------                                         --------   -------
Telefonica de Espana ADR.......................... 2.9%      4.0%
Supplies telephone service in Spain

MCI Communications
Corporation....................................... 2.8%      3.4%
Diversified communications company

Worldcom Inc...................................... 2.8%      2.2%
Offers domestic and international voice, data and video products and services

Pinnacle West Capital
Corporation....................................... 2.6%      2.8%
Utility holding company for Arizona Public
Service Company

NIPSCO Industries
Incorporated...................................... 2.5%      3.3%
Holding company whose subsidiary provides electricity and gas to 1/3 of Indiana


                                                          October 31, 1997    12

Income

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL BOND FUND

 . . . Ticker Symbol (A shares) . . . AAINX . . . Ticker Symbol (B shares) . . . NA . . . NAV (A shares) . . . $9.99 . . . NAV (B shares)
 . . . $10.00 . . . Number of Securities in Portfolio . . . 44


[PHOTO]

INCOME-ORIENTED

The AAL Bond Fund

How did the overall bond market perform over the six-month period ended October 31, 1997, and what factors affected performance?

We have had stable, attractive returns in the bond market lately. Since the end of 1996, the bond market has had a one or two percent price return, which when coupled with the monthly dividend income totals about six or seven percent. The primary factors driving returns have been the coupon income, averaging about six percent a year, and positive price performance resulting primarily from declining yields.

Yields on investment grade bonds seem low by recent historical standards. Do you see them rising in the near future?

I believe the general level of interest rates is more likely to decrease than increase over the next three to twelve months; therefore, I do not expect yields on investment grade bonds to rise any time soon.

So, how do you plan to position the Fund?

More conservatively than usual. I expect corporate bond prices to continue to lag those of U.S. Treasuries and will be watching for opportunities to buy corporate bonds at attractive prices.

Have you made any major changes to the Fund's sector weightings or your investment strategy over the period?

We have become more defensive and reduced our corporate bond and mortgage-backed bond holdings, and have increased our U.S. Treasury bond holdings.



                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($20,325)

Value of Shares Initially Purchased ($9,587)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                           The AAL Bond Fund Class A

Mountain Chart

                    Value Original       Value Div/Cap   Total
         Date           Shares              Reinvest     Value
----------------------------------------------------------------------------

     16-Jul-87         9,596.93                -       9,596.93
     31-Jul-87         9,462.57               16.98    9,479.55
     31-Aug-87         9,280.23               61.08    9,341.31
     30-Sep-87         8,963.53              114.87    9,078.40
     31-Oct-87         9,222.65              180.56    9,403.21
     30-Nov-87         9,213.05              245.56    9,458.61
     30-Dec-87         9,241.84              312.40    9,554.24
     31-Jan-88         9,500.96              384.57    9,885.53
     29-Feb-88         9,510.56              462.22    9,972.78
     31-Mar-88         9,357.01              529.43    9,886.43
     30-Apr-88         9,251.44              591.57    9,843.01
     31-May-88         9,069.10              652.81    9,721.91
      1-Jun-88         9,107.49              712.15    9,819.64
     30-Jun-88         9,193.86              787.07    9,980.93
     29-Jul-88         9,097.89              844.52    9,942.41
     31-Aug-88         9,040.31              914.44    9,954.75
     30-Sep-88         9,165.07              999.97   10,165.04
     31-Oct-88         9,251.44            1,084.93   10,336.37
     30-Nov-88         9,078.69            1,138.84   10,217.53
     30-Dec-88         9,001.92            1,203.32   10,205.24
     31-Jan-89         9,049.90            1,288.98   10,338.88
     28-Feb-89         8,915.55            1,342.34   10,257.88
     31-Mar-89         8,857.97            1,413.14   10,271.10
     30-Apr-89         8,953.93            1,500.65   10,454.58
     31-May-89         9,107.49            1,610.66   10,718.14
     30-Jun-89         9,261.04            1,715.15   10,976.19
     31-Jul-89         9,347.41            1,809.60   11,157.01
     31-Aug-89         9,174.66            1,854.09   11,028.76
     29-Sep-89         9,165.07            1,925.77   11,090.84
     31-Oct-89         9,289.83            2,032.60   11,322.42
     30-Nov-89         9,299.42            2,110.90   11,410.32
     31-Dec-89         9,280.23            2,179.52   11,459.75
     31-Jan-90         9,117.08            2,223.97   11,341.06
     28-Feb-90         9,097.89            2,294.47   11,392.36
     30-Mar-90         9,040.31            2,357.24   11,397.54
     30-Apr-90         8,877.16            2,396.81   11,273.97
     31-May-90         9,059.50            2,527.29   11,586.79
     29-Jun-90         9,126.68            2,622.72   11,749.40
     31-Jul-90         9,193.86            2,725.98   11,919.84
     31-Aug-90         9,030.71            2,758.80   11,789.51
     28-Sep-90         9,040.31            2,836.79   11,877.10
     31-Oct-90         9,088.29            2,939.28   12,027.57
     30-Nov-90         9,203.45            3,058.07   12,261.52
     31-Dec-90         9,270.63            3,162.44   12,433.08
     31-Jan-91         9,318.62            3,260.79   12,579.40
     28-Feb-91         9,328.21            3,344.94   12,673.15
     29-Mar-91         9,328.21            3,419.76   12,747.97
     30-Apr-91         9,366.60            3,523.90   12,890.50
     31-May-91         9,366.60            3,606.95   12,973.55
     28-Jun-91         9,299.42            3,657.84   12,957.26
     31-Jul-91         9,347.41            3,766.41   13,113.82
     30-Aug-91         9,481.77            3,901.84   13,383.61
     30-Sep-91         9,616.12            4,041.78   13,657.90
     31-Oct-91         9,692.90            4,156.38   13,849.28
     30-Nov-91         9,712.09            4,243.32   13,955.41
     27-Dec-91         9,894.43            4,341.10   14,235.53
     31-Dec-91         9,942.42            4,446.89   14,389.31
     31-Jan-92         9,712.09            4,425.71   14,137.81
     28-Feb-92         9,712.09            4,503.46   14,215.56
     31-Mar-92         9,606.53            4,539.01   14,145.54
     30-Apr-92         9,616.12            4,623.87   14,240.00
     29-May-92         9,731.29            4,756.47   14,487.75
     30-Jun-92         9,846.45            4,898.70   14,745.15
     31-Jul-92        10,019.19            5,066.18   15,085.37
     31-Aug-92        10,057.58            5,167.22   15,224.80
     30-Sep-92        10,143.95            5,292.34   15,436.29
     30-Oct-92         9,932.82            5,259.78   15,192.60
     30-Nov-92         9,827.26            5,286.69   15,113.95
     31-Dec-92         9,894.43            5,377.85   15,272.29
     31-Dec-92         9,894.43            5,459.12   15,353.55
     29-Jan-93        10,038.39            5,613.56   15,651.95
     28-Feb-93        10,163.15            5,763.41   15,926.56
     31-Mar-93        10,153.55            5,844.43   15,997.99
     30-Apr-93        10,182.34            5,939.36   16,121.70
     28-May-93        10,115.16            5,972.38   16,087.54
     30-Jun-93        10,249.52            6,138.20   16,387.72
      1-Jul-93        10,182.34            6,210.46   16,392.81
     30-Jul-93        10,163.15            6,274.47   16,437.62
     31-Aug-93        10,307.10            6,443.93   16,751.03
     30-Sep-93        10,287.91            6,508.62   16,796.52
     29-Oct-93        10,278.31            6,573.42   16,851.73
     30-Nov-93        10,086.37            6,531.63   16,618.01
     31-Dec-93         9,913.63            6,715.13   16,628.76
     31-Dec-93         9,913.63            6,790.87   16,704.50
     31-Jan-94        10,000.00            6,925.59   16,925.59
     28-Feb-94         9,731.29            6,814.98   16,546.27
     31-Mar-94         9,443.38            6,690.41   16,133.79
     29-Apr-94         9,299.42            6,661.97   15,961.40
     31-May-94         9,241.84            6,696.90   15,938.74
     30-Jun-94         9,184.26            6,730.00   15,914.26
     29-Jul-94         9,280.23            6,874.21   16,154.44
     31-Aug-94         9,251.44            6,937.05   16,188.49
     30-Sep-94         9,078.69            6,887.10   15,965.79
     31-Oct-94         9,011.52            6,916.16   15,927.68
     30-Nov-94         8,915.55            6,926.17   15,841.72
     30-Dec-94         8,905.95            7,001.76   15,907.71
     30-Dec-94         8,905.95            7,005.87   15,911.83
     31-Jan-95         9,001.92            7,171.22   16,173.14
     28-Feb-95         9,136.28            7,363.93   16,500.21
     31-Mar-95         9,155.47            7,467.68   16,623.15
     28-Apr-95         9,222.65            7,605.49   16,828.14
     31-May-95         9,462.57            7,897.62   17,360.19
     30-Jun-95         9,472.17            7,993.34   17,465.51
     31-Jul-95         9,385.80            8,006.26   17,392.05
     31-Aug-95         9,443.38            8,139.32   17,582.70
     29-Sep-95         9,481.77            8,256.39   17,738.15
     31-Oct-95         9,548.94            8,405.84   17,954.78
     30-Nov-95         9,644.91            8,577.96   18,222.87
     29-Dec-95         9,731.29            8,736.13   18,467.42
     31-Jan-96         9,731.29            8,829.89   18,561.17
     29-Feb-96         9,472.17            8,681.05   18,153.22
     29-Mar-96         9,347.41            8,648.36   17,995.77
     30-Apr-96         9,232.25            8,635.65   17,867.89
     31-May-96         9,155.47            8,653.28   17,808.75
     28-Jun-96         9,213.05            8,793.14   18,006.20
     31-Jul-96         9,193.86            8,875.01   18,068.87
     30-Aug-96         9,136.28            8,911.66   18,047.94
     30-Sep-96         9,232.25            9,102.17   18,334.42
     31-Oct-96         9,385.80            9,347.94   18,733.74
     29-Nov-96         9,500.96            9,555.04   19,056.00
     31-Dec-96         9,366.60            9,517.80   18,884.40
     31-Jan-97         9,357.01            9,603.58   18,960.59
     28-Feb-97         9,328.21            9,669.08   18,997.30
     31-Mar-97         9,193.86            9,626.79   18,820.64
     30-Apr-97         9,241.84            9,774.81   19,016.65
     30-May-97         9,270.63            9,899.56   19,170.20
     30-Jun-97         9,337.81           10,072.15   19,409.97
     31-Jul-97         9,529.75           10,378.06   19,907.81
     29-Aug-97         9,414.59           10,345.52   19,760.10
     30-Sep-97         9,500.96           10,542.36   20,043.32
     31-Oct-97         9,587.33           10,737.74   20,325.07


                          Average Annual Total Returns*
                             As of October 31, 1997

                                                Year-to-                               From     Inception
                                                Date     1-Year   5-Year   10-Year   Inception     Date
                                                ---------------------------------------------------------
Class A (without sales charge).............      7.63%    8.49%    5.99%     8.01%    7.56%      7/16/87
Class A** (with sales charge)..............      3.29%    4.13%    5.13%     7.57%    7.13%      7/16/87
--------------------------------------------------------------------------------------------------------
Class B (without CDSC).....................      7.48%     NA       NA        NA      9.45%       1/8/97
Class B** (with CDSC)......................      2.48%     NA       NA        NA      3.22%       1/8/97
--------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)..............      1.86%    4.96%    4.51%     7.80%    7.04%
Class B** (with CDSC)......................      1.06%     NA       NA        NA      1.63%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

13    The AAL Bond Fund

Were there any bonds that really stood out over the period?

Mortgage-backed securities in general performed well during the period and we were over-weighted in that sector until recently. One significant success was that of an investment in a bond issued to finance an oil drilling project in Venezuela, which was jointly owned by the Venezuelan state oil company and Conoco (a wholly owned subsidiary of E.I. Du Pont de Nemours). These bonds outperformed a similar maturity Treasury bond by about 2.5%--which is a large margin in an investment grade bond.


/s/ Michael R. Hilt
------------------------
Michael R. Hilt
PORTFOLIO MANAGER



                                Credit Quality

                          [PIE CHARTS APPEARS HERE]

                                                               % of Net Assets
                                                              10/31/97   4/30/97
                                                              --------   -------
AAA............................................................. 63.7%     61.0%
A............................................................... 14.4%     14.0%
BBB............................................................. 12.6%     17.0%
AA..............................................................  9.3%      8.0%
                                                              ------------------
                                                         Total  100.0%    100.0%


Average Quality: AA
Average Maturity: 6.75 years


                               5 Largest Holdings

                                                              % of Net Assets
Security                                                    10/31/97    4/30/97
--------                                                    --------    -------
U.S.Treasury Notes.........................................   14.3%       NA*
Coupon Rate: 5.500%
Maturity Date: 12/31/2000

U.S. Treasury Notes........................................   12.5%       NA*
Coupon Rate: 7.875%
Maturity Date: 11/15/2004

Countrywide Home Loans.....................................    4.1%       NA*
Coupon Rate: 6.750%
Maturity Date: 11/25/2007

PNC Mortgage Securities
Corporation................................................    3.9%       NA*
Coupon Rate: 6.750%
Maturity Date: 10/25/2027

Delta Air Lines, Inc.......................................    3.5%      3.19%
Coupon Rate: 10.500%
Maturity Date: 4/30/2016



*Security was not owned on 4/30/97

                                                          October 31, 1997    14

Income

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL MUNICIPAL BOND FUND

 . . . . . . . . . . . . . . Ticker Symbol (A shares) . . . . . . . . AAMBX . . .
 . . . . . . . . . . . . .  Ticker Symbol (B shares) . . . . . . . . NA . . . . .
 . . . . . . . . . . .  NAV (A shares) . . . . . . . . $11.46 . . . . . . . . . .
 . . . . . .  NAV (B shares) . . . . . . . . $11.46 . . . . . . . . . . . . . . .
 .  Number of Securities in Portfolio . . . . . . . . 125 . . . . . . . . . . . .

[PHOTO]

INCOME-ORIENTED

The AAL Municipal Bond Fund

How did the overall municipal bond market perform over the six-month period ended October 31, 1997, and what factors affected performance?

There is good news on two fronts. First, the municipal market performed very well over the last six months as interest rates moved lower across the yield curve. Ten-year maturity municipal yields fell approximately one half of one percent (or 50 basis points) since our last report. Moderate economic growth, low inflation and concern over stock prices all helped the bond market during this period. The other good news is that in spite of the favorable performance of the municipal market, the Treasury market did even better. U.S. government debt also benefited from a declining budget deficit and strong foreign demand. As a result, municipal yields relative to Treasury yields are at their cheapest level of the year, making municipal bonds currently attractive. As we move into 1998, I would expect the municipal market to "catch-up" with the taxable market providing, hopefully, even more favorable performance in the future.

Why is your turnover rate greater than many other similar funds?

In my opinion, all financial markets, to a degree, are inefficient and provide opportunities to enhance value and performance. The municipal market offers more opportunities than most other developed markets for a number of reasons, not the least of which is that it has traditionally been dominated by individuals rather than institutions, such as pension funds, who have invested vast resources in order to identify and capitalize on market inefficiencies. I have the time and resources to identify securities or sectors of



                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($19,689)

Value of Shares Initially Purchased ($10,998)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                      The AAL Municipal Bond Fund Class A

Mountain Chart

                    Value Original       Value Div/Cap   Total
         Date           Shares             Reinvest      Value
----------------------------------------------------------------------------

     16-Jul-87        9,596.93                 -       9,596.93
     31-Jul-87        9,510.56                 9.67    9,520.23
     31-Aug-87        9,462.57                 9.63    9,472.20
     30-Sep-87        9,030.71                 9.19    9,039.90
     31-Oct-87        8,963.53               116.44    9,079.97
     30-Nov-87        9,222.65               119.81    9,342.46
     31-Dec-87        9,251.44               210.66    9,462.10
     31-Jan-88        9,644.91               219.62    9,864.54
     29-Feb-88        9,702.50               220.93    9,923.43
     31-Mar-88        9,328.21               348.92    9,677.14
     30-Apr-88        9,366.60               350.36    9,716.96
     31-May-88        9,385.80               351.07    9,736.87
     30-Jun-88        9,366.60               487.46    9,854.06
     29-Jul-88        9,395.39               488.96    9,884.35
     31-Aug-88        9,357.01               486.96    9,843.96
     30-Sep-88        9,366.60               639.74   10,006.34
     31-Oct-88        9,443.38               644.98   10,088.36
     30-Nov-88        9,318.62               636.46    9,955.08
     31-Dec-88        9,366.60               796.95   10,163.56
     31-Jan-89        9,414.59               801.04   10,215.62
     28-Feb-89        9,289.83               790.42   10,080.25
     31-Mar-89        9,222.65               944.87   10,167.52
     30-Apr-89        9,347.41               957.66   10,305.06
     31-May-89        9,500.96               973.39   10,474.35
     30-Jun-89        9,558.54             1,140.47   10,699.01
     31-Jul-89        9,606.53             1,146.19   10,752.72
     31-Aug-89        9,491.36             1,132.45   10,623.82
     29-Sep-89        9,414.59             1,282.52   10,697.11
     31-Oct-89        9,481.77             1,291.68   10,773.44
     30-Nov-89        9,548.94             1,300.83   10,849.77
      6-Dec-89        9,558.54             1,307.61   10,866.15
     29-Dec-89        9,558.54             1,470.96   11,029.50
     31-Jan-90        9,433.78             1,451.76   10,885.55
     28-Feb-90        9,481.77             1,459.15   10,940.91
     30-Mar-90        9,424.18             1,619.26   11,043.45
     30-Apr-90        9,309.02             1,599.48   10,908.50
     31-May-90        9,452.98             1,624.21   11,077.19
     29-Jun-90        9,500.96             1,806.04   11,306.99
     31-Jul-90        9,577.74             1,820.63   11,398.36
     31-Aug-90        9,347.41             1,776.85   11,124.26
     28-Sep-90        9,328.21             1,947.43   11,275.64
     31-Oct-90        9,414.59             1,965.46   11,380.05
     30-Nov-90        9,568.14             1,997.51   11,565.65
     27-Dec-90        9,558.54             2,000.03   11,558.57
     31-Dec-90        9,558.54             2,182.87   11,741.41
     31-Jan-91        9,606.53             2,193.83   11,800.36
     28-Feb-91        9,654.51             2,204.79   11,859.30
     29-Mar-91        9,644.91             2,376.81   12,021.73
     30-Apr-91        9,721.69             2,395.73   12,117.42
     31-May-91        9,740.88             2,400.46   12,141.35
     28-Jun-91        9,664.11             2,565.64   12,229.74
     31-Jul-91        9,750.48             2,588.57   12,339.05
     30-Aug-91        9,808.06             2,603.85   12,411.91
     30-Sep-91        9,875.24             2,809.62   12,684.86
     31-Oct-91        9,923.22             2,823.27   12,746.50
     30-Nov-91        9,884.84             2,812.35   12,697.19
     27-Dec-91       10,000.00             2,849.80   12,849.80
     31-Dec-91       10,028.79             3,043.73   13,072.52
     31-Jan-92       10,000.00             3,034.99   13,034.99
     28-Feb-92        9,942.42             3,017.52   12,959.93
     31-Mar-92        9,894.43             3,185.91   13,080.34
     30-Apr-92        9,942.42             3,201.36   13,143.78
     29-May-92       10,019.19             3,226.08   13,245.27
     30-Jun-92       10,124.76             3,443.38   13,568.14
     31-Jul-92       10,460.65             3,557.61   14,018.27
     31-Aug-92       10,249.52             3,485.81   13,735.33
     30-Sep-92       10,220.73             3,663.98   13,884.71
     30-Oct-92       10,038.39             3,598.61   13,637.00
     30-Nov-92       10,220.73             3,663.98   13,884.71
     31-Dec-92       10,287.91             3,689.33   13,977.23
     31-Dec-92       10,287.91             3,874.05   14,161.96
     29-Jan-93       10,355.09             3,899.35   14,254.44
     26-Feb-93       10,623.80             4,000.54   14,624.34
     31-Mar-93       10,508.64             4,143.03   14,651.67
     30-Apr-93       10,547.02             4,158.16   14,705.19
     28-May-93       10,547.02             4,158.16   14,705.19
     30-Jun-93       10,662.19             4,389.30   15,051.48
     30-Jul-93       10,633.40             4,377.44   15,010.84
     31-Aug-93       10,786.95             4,440.66   15,227.60
     30-Sep-93       10,882.92             4,665.19   15,548.11
     29-Oct-93       10,892.51             4,669.31   15,561.82
     30-Nov-93       10,729.37             4,599.37   15,328.74
     31-Dec-93       10,882.92             4,692.52   15,575.44
     31-Dec-93       10,882.92             4,876.52   15,759.44
     31-Jan-94       10,959.69             4,910.92   15,870.62
     28-Feb-94       10,652.59             4,773.31   15,425.91
     31-Mar-94       10,182.34             4,747.18   14,929.52
     29-Apr-94       10,134.36             4,724.80   14,859.16
     31-May-94       10,153.55             4,733.75   14,887.30
     30-Jun-94       10,076.78             4,883.30   14,960.08
     29-Jul-94       10,211.13             4,948.41   15,159.54
     31-Aug-94       10,201.54             4,943.76   15,145.30
     30-Sep-94        9,990.40             5,027.01   15,017.42
     31-Oct-94        9,788.87             4,925.60   14,714.47
     30-Nov-94        9,558.54             4,809.71   14,368.25
     30-Dec-94        9,712.09             5,071.22   14,783.31
     30-Dec-94        9,712.09             5,151.41   14,863.50
     31-Jan-95        9,904.03             5,253.22   15,157.25
     28-Feb-95       10,191.94             5,405.93   15,597.87
     31-Mar-95       10,239.92             5,627.46   15,867.39
     28-Apr-95       10,259.12             5,638.01   15,897.13
     31-May-95       10,508.64             5,775.14   16,283.78
     30-Jun-95       10,383.88             5,903.29   16,287.17
     31-Jul-95       10,403.07             5,976.99   16,380.06
     31-Aug-95       10,460.65             6,073.62   16,534.27
     29-Sep-95       10,479.85             6,147.35   16,627.19
     31-Oct-95       10,633.40             6,305.30   16,938.70
     30-Nov-95       10,834.93             6,491.46   17,326.39
     28-Dec-95       10,854.13             6,626.19   17,480.31
     29-Dec-95       10,873.32             6,701.33   17,574.66
     31-Jan-96       10,873.32             6,775.16   17,648.48
     29-Feb-96       10,777.35             6,782.47   17,559.82
     29-Mar-96       10,575.82             6,719.23   17,295.05
     30-Apr-96       10,470.25             6,723.94   17,194.19
     31-May-96       10,441.46             6,773.21   17,214.67
     28-Jun-96       10,508.64             6,879.22   17,387.86
     31-Jul-96       10,566.22             6,988.81   17,555.03
     30-Aug-96       10,499.04             7,011.97   17,511.01
     30-Sep-96       10,662.19             7,192.06   17,854.25
     31-Oct-96       10,748.56             7,319.50   18,068.06
     29-Nov-96       10,959.69             7,532.79   18,492.48
     30-Dec-96       10,710.17             7,479.40   18,189.57
     30-Dec-96       10,710.17             7,658.71   18,368.89
     31-Dec-96       10,652.59             7,693.30   18,345.89
     31-Jan-97       10,595.01             7,723.81   18,318.82
     28-Feb-97       10,662.19             7,845.29   18,507.48
     31-Mar-97       10,431.86             7,748.70   18,180.57
     30-Apr-97       10,479.85             7,856.48   18,336.33
     30-May-97       10,614.20             8,027.01   18,641.21
     30-Jun-97       10,700.58             8,168.94   18,869.52
     31-Jul-97       11,055.66             8,512.38   19,568.05
     29-Aug-97       10,834.93             8,410.95   19,245.88
     30-Sep-97       10,969.29             8,595.81   19,565.10
     31-Oct-97       10,998.08             8,691.57   19,689.65


                         Average Annual Total Returns*
                             As of October 31, 1997

                                            Year-to-                                           From        Inception
                                              Date       1-Year     5-Year      10-Year      Inception       Date
                                            ------------------------------------------------------------------------
Class A (without sales charge)..........     7.32%       8.97%       7.53%       8.05%         7.23%        7/16/87
Class A** (with sales charge)...........     3.05%       4.59%       6.65%       7.61%         6.80%        7/16/87
--------------------------------------------------------------------------------------------------------------------
Class B (without CDSC)..................     7.33%         NA         NA          NA           9.24%         1/8/97
Class B** (with CDSC)...................     2.33%         NA         NA          NA           3.00%         1/8/97
--------------------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........     2.40%       5.23%       6.24%       7.51%         6.79%
Class B** (with CDSC)...................     1.72%         NA         NA          NA           2.51%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Year-to-Date returns are not annualized. Class B From Inception returns are annualized. Both Class B returns are from 1/8/97.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

15    The AAL Municipal Bond Fund
the market that are over- or undervalued and to have a view on the likely long-term direction of interest rates reflected in the structure of the Fund. Hopefully, over time, the additional costs and tax ramifications of the trading will be minimal relative to the value added by actively managing the Fund.

Could you tell me about a particular purchase which you are excited about and why?

One of the more interesting bonds would be an issue which will ultimately be backed by the hotel and parking revenues of the new hotel adjacent to the McCormick Place Convention Center in Chicago. The hotel is currently under construction and is expected to be open in June 1998. The McCormick Center, which is newly renovated and expanded, is the largest convention space in the U.S. It attracts some of the largest conventions and trade shows in the world, plus a growing number of small and mid-size shows as well. Occupancy rates at downtown hotels are running very high, with room shortages on many nights when conventions are in town. Hyatt Corp. will manage the hotel and jointly market its space with the Metropolitan and Expo Authority of Chicago which owns McCormick Place. Over time, this hotel should do very well and the bonds have certainly performed very nicely in the Fund.


/s/ Duane A. McAllister
-----------------------
Duane A. McAllister
PORTFOLIO MANAGER

                                 Credit Quality

                           [PIE CHART APPEARS HERE]

                     % of Net Assets
                   10/31/97     4/30/97
                   --------     -------
AAA................  56.6%       47.0%
AA.................  20.4%       21.0%
BBB................  16.9%       24.0%
A..................   6.1%        8.0%
            ---------------------------
            Total   100.0%      100.0%


Average Quality: AA

Average Maturity: 17.5 years


                               5 Largest Holdings


                                      % of Net Assets
Security                             10/31/97   4/30/97
--------                             --------   -------
Texas State Tax & Revenue Notes....    3.6%      2.4%

Metropolitan Pier and Exposition
Center Illinois Revenue Bonds......    2.8%      2.8%

New York, New York Revenue Notes
Series A...........................    2.5%       NA*

Washington State Public Power
Supply System Project
#2 Revenue Bonds...................    2.5%      2.5%

Wisconsin State Operating Notes....    2.4%       NA*


*Security was not owned on 4/30/97


                                Fund Allocations

                           [MAP OF USA APPEARS HERE]


October 31, 1997    16

Income

1997 AAL MUTUAL FUNDS SEMI-ANNUAL REPORT -- THE AAL HIGH YIELD BOND FUND

 . . . Ticker Symbol (A shares) . . . AAHYX . . . Ticker Symbol (B shares)
 . . .NA  . . .NAV (A shares) . . . $10.36 . . .NAV (B shares)  . . . $10.37 . .
 . . Number of Securities in Portfolio . . . 127 . . . . . .

INCOME-ORIENTED

The AAL High Yield Bond Fund

How did the overall high yield bond market perform over the six-months ended October 31, 1997, and what factors affected performance?

The high yield bond market benefited from a strong stock market and a declining interest rate environment over the last six months. Ten-year government bond yields declined to 5.83% on October 31, 1997, from 6.72% on April 30, 1997. Lower interest rates translate into higher prices for all fixed-income investments, including high yield bonds. The high yield bond market, as measured by the Merrill Lynch High Yield Index, /1/ showed a total return of 8.3% for this period. The demand for higher-yielding, fixed-income investments is very strong, which has led to increased interest in high yield bond funds. The strongest sectors of the high yield market were bonds in the telecommunications and media industries. These sectors were helped by continued consolidation of radio, cable-TV and wireless telephone companies. The chart labeled "Winners" highlights the performance of several positions in the Fund.

I've heard that high yield bonds act more like stocks than bonds. Is this true?

High yield bonds are generally viewed as a hybrid between stocks and bonds. They have debt-like characteristics, such as fixed interest rates and a final maturity, but they trade on specific company news, as do stocks. The credit quality rating of the bond also can be a factor. Higher-quality bonds rated double-B are a notch below investment grade, and are more sensitive to the



                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($10,680)

Value of Shares Initially Purchased ($9,942)

     -----------------------------------
       Initial Net Asset Value ($9,600)
     -----------------------------------


                      The AAL High Yield Bond Fund Class A

Mountain Chart

                    Value Original       Value Div/Cap   Total
         Date           Shares              Reinvest     Value
----------------------------------------------------------------------------

      9-Jan-97         9,596.93                -       9,596.93
     31-Jan-97         9,596.93               43.22    9,640.14
     28-Feb-97         9,750.48              116.91    9,867.39
     31-Mar-97         9,414.59              185.19    9,599.77
     30-Apr-97         9,481.77              260.01    9,741.77
     30-May-97         9,712.09              338.73   10,050.83
     30-Jun-97         9,760.08              418.87   10,178.95
     31-Jul-97         9,942.42              505.14   10,447.56
     29-Aug-97         9,875.24              574.52   10,449.76
     30-Sep-97        10,028.79              666.57   10,695.36
     31-Oct-97         9,942.42              738.33   10,680.75



                       %  Average Annual Total Returns*
                             As of October 31, 1997

                                             From     Inception
                                          Inception     Date

Class A (without sales charge)..........      14.16%     1/8/97
Class A** (with sales charge)...........       8.49%     1/8/97
---------------------------------------------------------------
Class B (without CDSC)..................      13.49%     1/8/97
Class B** (with CDSC)...................       7.19%     1/8/97
---------------------------------------------------------------
SEC Standardized Returns as of 9/30/97
Class A** (with sales charge)...........       9.74%
Class B** (with CDSC)...................       8.23%


* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Periods less than one year represent total return and are not annualized.

** Class A performance reflects the maximum sales charge of 4%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%.

/1/ An index composed of over 800 high yield bonds representative of the high yield market as a whole.

17    The AAL High Yield Bond Fund
movement in overall interest rates. Lower-quality bonds rated single-B or triple-C are most affected by a company's fundamentals such as profitability and sales growth.

What is your outlook for the high yield market?

The high yield market weathered the storm during the last week of October very well. The crisis in Southeast Asian markets should dampen domestic economic growth in the U.S., which bodes well for interest rates and hence fixed-income investments. During the stock market correction in October, prices for high yield bonds declined despite a rise in prices for most other bonds. As a result, the yield difference or "spread" between high yield bonds and U.S. Treasury bonds increased roughly 1/2% to 1%. I believe this larger spread will attract more capital into the high yield market. My positive outlook is based on a healthy U.S. economy and declining interest rates going forward.


/s/ David G. Carroll
---------------------------
David G. Carroll
PORTFOLIO MANAGER

                                 Credit Quality
                            [PIE CHART APPEARS HERE]

                         % of Net Assets
                        10/31/97   4/30/97
                        --------   -------
B........................  72%       73%
BB.......................  25%       25%
CCC......................   2%        1%
Non-Rated Bonds..........   1%        1%
                        ----------------
                        Total  100% 100%


Average Quality: B+
Average Maturity: 8.0 years


                               5 Largest Holdings

                                           % of Net Assets
Security                                 10/31/97   4/30/97
--------                                 --------   -------
Algoma Steel Corporation.................. 1.23%     1.77%
  Coupon Rate: 12.375%
  Maturity Date: 7/15/2005

Tenet Healthcare Corporation.............. 1.17%     1.14%
  Coupon Rate: 10.125%
  Maturity Date: 3/1/2005

Anchor Glass Containers
  Corporation............................. 1.17%     1.10%
  Coupon Rate: 11.250%
  Maturity Date: 4/1/2005

Glasstech, Inc............................ 1.14%      NA*
  Coupon Rate: 12.750%
  Maturity Date: 7/1/2004

Statia Terminals International N.V........ 1.13%     1.66%
  Coupon Rate: 11.750%
  Maturity Date: 11/15/2003


* Security was not owned on 4/30/97


                                   Winners

                                                      4-30-97 10-31-97 Total
Investment/Company                   Rating   Coupon   Price   Price   Return
USA Mobile Communications, Inc.       B2/B-   9.500%  $ 83.50  $ 96.00  20.7%
Cablevision Systems Corporation       B2/B   10.500%  $100.87  $112.25  16.5%
Olympic Financial Limited            B2/BB-  11.500%  $ 94.00  $102.50  15.2%
Four M Corp.                          B2/B   12.000%  $ 98.50  $106.50  14.2%
TCI Satellite Entertainment, Inc.     B3/B-  10.875%  $ 95.00  $103.00  14.0%


October 31, 1997    18

The AAL Capital Growth Fund

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.


Shares            Common Stocks (98.0%)                            Market Value
===============================================================================
Basic Materials (0.6%)
     156,500      Eastman Chemical Company.......................  $  9,331,313
     101,500      Praxair, Inc...................................     4,421,594
                                       ----------------------------------------
                                       Total Basic Materials         13,752,907
                                       ========================================
Capital Goods (8.3%)
     157,700      Avery Dennison Corporation.....................     6,278,431
     209,600      The Boeing Company.............................    10,034,600
     125,100      Caterpillar Inc................................     6,411,375
     248,500      Deere & Company................................    13,077,313
   1,091,700      General Electric Company.......................    70,482,881
     147,300      Herman Miller, Inc.............................     7,199,288
     146,700      Honeywell, Inc.................................     9,984,769
     516,200      Illinois Tool Works Incorporated...............    25,390,588
     146,000      Owens Illinois, Inc............................     5,037,000
      94,700      PACCAR Inc.....................................     4,267,419
     105,200      Thiokol Corporation............................     9,632,375
     195,600      United Technologies Corp.......................    13,692,000
                                       ----------------------------------------
                                       Total Capital Goods          181,488,039
                                       ========================================
Communication Services (4.0%)
     318,400      Ameritech Corporation..........................    20,696,000
     323,200      Bell Atlantic Corporation......................    25,815,600
     943,800      MCI Communications Corporation.................    33,504,900
     126,200      Sprint Corporation.............................     6,562,400
                                       ----------------------------------------
                                       Total Communication Services  86,578,900
                                       ========================================
Consumer Cyclicals (7.4%)
     336,500      Costco Companies, Inc..........................    12,955,250
     156,500      Family Dollar Stores, Inc......................     3,677,750
     317,600      Gannett Company, Inc...........................    16,693,850
     647,900      Harley-Davidson, Inc...........................    17,979,225
     208,800      The New York Times Company Class A.............    11,431,800
     522,000      Pier 1 Imports, Inc............................     9,526,500
     935,900      Ross Stores, Inc...............................    34,979,263
     593,100      Service Corporation International..............    18,052,481
     499,400      Tiffany and Company............................    19,726,300


The accompanying notes to the financial statements are an integral part of this schedule.

19    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (98.0%)                            Market Value
===============================================================================
Consumer Cyclicals (7.4%) - continued
     102,800      The Times Mirror Company.....................  $  5,564,050
     394,300      U.S. Office Products Company.................    12,321,875
                                ---------------------------------------------
                                Total Consumer Cyclicals          162,908,344
                                =============================================
Consumer Staples (20.9%)
     417,800      Alberto-Culver Company.......................    12,612,338
   1,448,600      Comcast Corporation..........................    39,836,500
   1,450,200      Cox Communications, Inc......................    44,593,650
     173,800      CPC International Inc........................    17,206,200
     105,200      Dean Foods Company...........................     4,977,275
     568,500      General Nutrition Companies, Inc.............    17,907,750
     275,600      Gillette Company.............................    24,545,625
     326,400      PepsiCo, Inc.................................    12,015,600
   1,317,200      Philip Morris Companies, Inc.................    52,194,050
     683,400      Procter & Gamble Company.....................    46,471,200
     259,900      Safeway, Inc.................................    15,106,688
     210,300      TCI Satellite Entertainment, Inc.............     1,524,675
   1,374,794      Tele-Communications Inc......................    31,534,337
     786,206      Tele-Communications Ventures Group...........    18,131,876
     172,300      Time Warner Inc..............................     9,939,556
   1,657,849      U.S. West Media Group........................    41,860,687
   1,833,500      Walgreen Company.............................    51,567,188
     192,800      The Walt Disney Company......................    15,857,800
                                ---------------------------------------------
                                Total Consumer Staples            457,882,995
                                =============================================
Energy (9.3%)
     312,800      Baker Hughes, Inc............................    14,369,250
     304,900      British Petroleum Company plc ADR............    26,754,975
     313,500      CalEnergy Company, Inc.......................    10,737,375
     217,200      Chevron Corporation..........................    18,014,025
     157,400      The Columbia Gas System, Inc.................    11,372,150
   1,046,300      Exxon Corporation............................    64,282,056
     361,700      Halliburton Company..........................    21,566,363
     700,800      Royal Dutch Petroleum Company ADR............    36,879,600
                                ---------------------------------------------
                                Total Energy                      203,975,794
                                =============================================
Financials (18.4%)
     386,700      American Express Company.....................    30,162,600
     665,450      American International Group, Inc............    67,917,491
      56,500      Associates First Capital Corporation.........     3,594,813
     225,800      CIGNA Corporation............................    35,055,450
      54,700      Conseco, Inc.................................     2,386,288
     659,600      Fannie Mae...................................    31,949,375
     513,776      First Chicago Corporation....................    37,377,204
      26,300      Hartford Life, Inc...........................       971,456
     159,700      Household International, Inc.................    18,086,025


The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    20

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (98.0%)                            Market Value
===============================================================================
Financials (18.4%) - continued
     616,262      MBNA Corporation...............................  $ 16,215,394
     509,600      MGIC Investments Corporation...................    30,735,250
     227,500      J.P. Morgan & Company..........................    24,968,125
     463,300      National City Corporation......................    27,682,175
     584,600      Nationsbank Corporation........................    35,002,925
      91,000      Northern Trust Corporation.....................     5,323,500
     102,300      Starwood Lodging Trust.........................     6,118,819
     429,800      Travelers Group, Inc...........................    30,086,000
                                  ---------------------------------------------
                                  Total Financials                  403,632,890
                                  =============================================
Health Care (10.7%)
     110,600      Centocor, Inc..................................     4,866,400
     161,400      Dura Pharmaceuticals, Inc......................     7,807,725
     173,900      Elan Corporation plc...........................     8,673,263
     523,300      Eli Lilly & Company............................    34,995,688
     614,200      Johnson & Johnson..............................    35,239,725
     453,100      Medtronic, Inc.................................    19,709,850
     727,900      Merck & Co., Incorporated......................    64,965,075
     584,300      Pfizer Incorporated............................    41,339,225
     316,700      Schering-Plough Corporation....................    17,754,994
                                  ---------------------------------------------
                                  Total Health Care                 235,351,945
                                  =============================================
Technology (16.9%)
     602,800      ADC Telecommunications, Inc....................    19,967,740
       7,500      At Home Corporation............................       180,938
     722,500      Automatic Data Processing Incorporated.........    36,937,813
     203,500      Cisco Sytems, Inc..............................    16,693,349
     420,700      Cognos, Incorporated...........................     9,623,513
     452,200      Compaq Computer Corporation....................    28,827,750
     152,850      Computer Associates International, Inc.........    11,396,878
     507,566      First Data Corporation.........................    14,751,137
     136,300      Gateway 2000, Inc..............................     3,910,106
     369,700      HBO & Company..................................    16,081,950
     165,300      Hewlett-Packard Company........................    10,196,944
     818,300      Intel Corporation..............................    63,009,100
     195,712      Lucent Technologies, Inc.......................    16,134,008
     374,600      Microsoft Corporation..........................    48,698,000
     348,900      National Data Corporation......................    12,887,494
     388,150      Oracle Systems Corporation.....................    13,888,473
     220,800      Quantum Corporation............................     6,982,800
     284,700      Seagate Technology Incorporated................     7,722,488
     518,700      Tellabs, Inc...................................    28,009,800
     147,300      Western Digital Corporation....................     4,409,794
                                  ---------------------------------------------
                                  Total Technology                  370,310,075
                                  =============================================


The accompanying notes to the financial statements are an integral part of this schedule.

21    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (98.0%)                            Market Value
===============================================================================
Transportation (1.2%)
      83,400      CNF Transportation, Inc......................... $  3,721,725
     682,300      Southwest Airlines Company......................   22,260,038
                                 ----------------------------------------------
                                 Total Transportation                25,981,763
                                 ==============================================
Utilities (0.3%)
     225,700      Entergy Corporation.............................    5,515,544
                                 ----------------------------------------------
                                 Total Utilities                      5,515,544
                                 ==============================================

                                 ----------------------------------------------
                                 Total Common Stocks
                                 (cost basis $1,353,893,355)      2,147,379,196
                                 ==============================================

Par Value         Short-Term Obligations (2.0%)
==================================================================
  $2,547,605      American Family Insurance Company*..............    2,547,605
  10,000,000      General Electric Capital Corporation
                    5.48% 11/5/97.................................    9,993,911
     130,704      General Mills Corporation*......................      130,704
   6,700,000      Gillette Company 5.45% 11/3/97..................    6,697,972
   2,400,000      International Business Machines Credit
                    Corporation 5.45% 11/5/97.....................    2,398,547
  10,500,000      Merrill Lynch & Co., Inc. 5.51% 11/10/97........   10,485,536
   2,000,000      Merrill Lynch & Co., Inc. 5.54% 11/10/97........    1,997,230
   2,000,000      Merrill Lynch & Co., Inc. 5.53% 11/19/97........    1,994,470
     280,000      Pitney Bowes Credit Corporation*................      280,000
   3,800,000      Sony Capital Corp. 5.55% 11/25/97...............    3,785,940
   4,449,603      Wisconsin Electric Power Company*...............    4,449,603
                                  ---------------------------------------------
                                  Total Short-Term Obligations
                                  (amortized cost basis $44,761,518) 44,761,518
                                  =============================================

                                  ---------------------------------------------
                                  Total Investments (100.0%) (amortized
                                  cost basis $1,398,654,873)     $2,192,140,714
                                  =============================================
* Variable rate demand note


The accompanying notes to the financial statements are an integral part of this schedule.

                                  The AAL Mutual Funds Semi-Annual Report    22

The AAL Mid Cap Stock Fund
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies.

Shares            Common Stocks (98.2%)                            Market Value
===============================================================================
Basic Materials (4.9%)
     149,600      Cytec Industries Inc.........................      $7,293,000
     231,300      Hanna (M.A.) Company.........................       5,955,975
     181,200      Minerals Technologies Inc....................       7,497,150
     165,800      Rayonier Inc.................................       7,243,388
      73,200      Zeigler Coal Holding Company.................       1,308,450
                        -------------------------------------------------------
                        Total Basic Materials                        29,297,963
                        =======================================================
Capital Goods (11.8%)
     131,200      Applied Power, Inc...........................       8,118,000
     147,700      BE Aerospace, Inc............................       4,154,062
     273,400      Computer Products, Inc.......................       7,450,150
     204,500      Cuno, Inc....................................       3,476,500
     194,900      Danka Business Systems plc...................       7,211,300
     196,700      General Cable Corporation....................       6,368,162
     144,100      Harman International Industries, Inc.........       7,781,400
     231,400      Integrated Process Equipment Corporation.....       5,134,188
      93,800      Symbol Technologies, Inc.....................       3,728,550
      71,500      Titanium Metals Corporation..................       2,234,375
     175,700      Tower Automotive, Inc........................       7,357,438
     102,000      USA Waste Services, Inc......................       3,774,000
     109,400      US Filter Corporation........................       4,389,675
                        -------------------------------------------------------
                        Total Capital Goods                          71,177,800
                        =======================================================
Communication Services (1.8%)
     231,400      LCI International, Inc.......................       5,987,475
     268,400      SITEL Corporation............................       2,382,050
     107,100      360 Communications Company...................       2,262,488
                        -------------------------------------------------------
                        Total Communication Services                 10,632,013
                        =======================================================
Consumer Cyclicals (13.0%)
      90,500      Applied Graphics Technologies, Inc...........       4,841,750
     150,900      Bed Bath & Beyond, Inc.......................       4,791,075
     150,800      Cincinnati Bell, Inc.........................       4,071,600
     123,900      CompUSA, Inc.................................       4,057,725
     218,100      CUC International, Inc.......................       6,433,950
     111,100      Dollar General Corporation...................       3,673,244
     188,600      Equity Corporation International.............       3,842,725
     163,400      Harley-Davidson, Inc.........................       4,534,350
      93,000      Knight-Ridder Inc............................       4,859,250



The accompanying notes to the financial statements are an integral part of this schedule.

23    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (98.2%)                            Market Value
===============================================================================
Consumer Cyclicals (13.0%)-continued
     164,900      Outdoor Systems, Inc...........................   $ 5,070,675
      25,000      Petco Animal Supplies..........................       768,750
      70,000      Proffits, Inc..................................     2,008,125
     103,000      Primark Corporation............................     3,090,000
     169,700      ShopKo Stores, Inc.............................     4,253,106
      89,800      Snap-On, Inc...................................     3,861,400
     114,900      Tommy Hilfiger Corporation.....................     4,545,731
     293,400      U.S. Office Products Company...................     9,168,750
     175,400      Watsco, Inc....................................     4,121,900
                                       ----------------------------------------
                                       Total Consumer Cyclicals      77,994,106
                                       ========================================

Consumer Staples (9.9%)
     270,300      Apple South, Inc...............................     5,034,337
     117,400      AccuStaff, Inc.................................     3,353,238
      90,200      Chancellor Media Corporation...................     4,949,725
      83,900      Clear Channel Communications, Inc..............     5,537,400
     204,400      Coca-Cola Enterprises, Inc.....................     5,748,750
     259,200      Comcast Corporation............................     7,128,000
     323,600      Flowers Industries, Inc........................     6,148,400
     212,000      General Nutrition Companies, Inc...............     6,678,000
      76,200      Manpower, Inc..................................     2,924,175
     161,600      Outback Steakhouse, Inc........................     4,373,300
     133,400      Rite Aid Corporation...........................     7,920,625
                                       ----------------------------------------
                                       Total Consumer Staples        59,795,950
                                       ========================================

Energy (8.6%)
     284,000      Belco Oil & Gas Corporation....................     6,141,500
     306,900      Hugoton Energy Corporation.....................     3,759,525
      10,000      Hvide Marine, Incorporated.....................       330,000
      60,000      Noble Drilling Corporation.....................     2,133,750
      98,600      Petroleum Geo-Services ASA.....................     6,828,050
     112,600      Reading & Bates Corporation....................     4,771,425
     185,900      Rowan Companies, Inc...........................     7,226,862
     120,000      Transocean Offshore Inc........................     6,480,000
     140,600      Tosco Corporation..............................     4,639,800
     124,000      Ultramar Diamond Shamrock Corporation..........     3,828,500
     163,300      United Meridian Corporation....................     5,541,994
                                       ----------------------------------------
                                       Total Energy                  51,681,406
                                       ========================================

Financials (15.3%)
     103,500      AFLAC Inc......................................     5,265,563
     130,100      AMBAC, Inc.....................................     5,496,725
     165,300      Ambassador Apartments, Inc.....................     3,543,619
     123,373      Associated Banc-Corp...........................     6,184,072
      63,000      Astoria Financial Corporation..................     3,291,750


The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    24

Schedule of investments as of October 31, 1997


Shares            Common Stocks (98.2%)                            Market Value
===============================================================================
Financials (15.3%)-continued
     221,200      CapMAC Holdings, Inc...........................   $ 6,636,000
      80,000      Community Trust Bancorp, Inc...................     2,140,000
     191,100      Concord EFS, Inc...............................     5,673,281
     148,200      Conseco Inc....................................     6,465,225
     271,400      Credit Acceptance Corporation..................     1,501,168
      90,000      Franklin Resources, Inc........................     8,088,750
     161,000      HCC Insurance Holdings, Inc....................     3,763,375
     146,450      Mercantile Bankshares Corporation..............     5,217,281
      80,400      Northern Trust Corporation.....................     4,703,400
      75,000      Patriot American Hospitality, Inc..............     2,475,000
     135,500      Peoples Heritage Financial Group, Inc..........     5,335,312
      63,900      The PMI Group, Inc.............................     3,861,956
     137,200      Starwood Lodging Trust.........................     8,206,275
      43,500      State Street Corporation.......................     2,425,125
      50,000      Summit Bancorp.................................     2,134,375
                                         --------------------------------------
                                         Total Financials            92,408,252
                                         ======================================
Health Care (8.6%)

     109,800      AmeriSource Health Corporation.................     6,519,375
     137,000      BioChem Pharma, Inc............................     3,433,563
      96,800      Biogen, Inc....................................     3,242,800
     152,400      Dura Pharmaceuticals, Inc......................     7,372,350
     275,000      FPA Medical Management, Inc....................     6,634,375
     128,300      Genzyme Corporation............................     3,512,213
     238,800      HEALTHSOUTH Corporation........................     6,104,325
      77,900      Lincare Holdings, Inc..........................     4,177,387
     177,500      STERIS Corporation.............................     7,055,625
     138,300      Vencor, Inc....................................     3,734,100
                                         --------------------------------------
                                         Total Health Care           51,786,113
                                         ======================================
Technology (12.8%)

     135,700      ADC Telecommunications, Inc....................     4,495,063
      63,600      Adobe Systems, Inc.............................     3,036,900
     109,900      Analog Devices, Inc............................     3,358,819
     194,400      Andrew Corporation.............................     4,507,650
      86,800      Bay Networks, Inc..............................     2,745,050
     111,800      BMC Industries, Inc............................     3,598,563
     101,400      Digital Equipment Corporation..................     5,076,337
     136,600      Fiserv, Inc....................................     6,112,850
     200,000      HBO & Company..................................     8,700,000
      30,000      Lernout and Hauspie............................     1,455,000
     157,700      LSI Logic Corporation..........................     3,439,831
      87,400      Millicom International Cellular S.A............     3,670,800
     250,400      Network General Corporation....................     5,070,600
      48,500      Newbridge Networks Corporation.................     2,570,500


The accompanying notes to the financial statements are an integral part of this schedule.

25    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (98.2%)                           Market Value
==============================================================================
Technology (12.8%)-continued
      76,800      Parametric Technology Company................... $ 3,388,800
     276,400      Sequent Computer Systems, Inc...................   5,787,125
      99,400      Sterling Commerce, Inc..........................   3,298,837
      40,000      Synopsys, Inc...................................   1,555,000
      65,000      Terodyne Inc....................................   2,433,437
     101,100      TriQuint Semiconductor, Inc.....................   2,476,950
                            --------------------------------------------------
                            Total Technology                        76,778,112
                            ==================================================
Transportation (3.0%)
     192,100      Comair Holdings, Inc............................   7,059,675
     166,600      Royal Caribbean Cruises Ltd.....................   7,736,488
     112,100      Wisconsin Central Transportation Corporation....   3,489,112
                            --------------------------------------------------
                            Total Transportation..................  18,285,275
                            ==================================================
Utilities (8.5%)
     190,300      AES Corporation.................................   7,540,637
     200,300      Allegheny Power System, Inc.....................   5,658,475
     182,800      CMS Energy Corporation..........................   6,672,200
     114,800      El Paso Natural Gas Company.....................   6,880,825
     128,000      MCN Corporation.................................   4,432,000
     246,300      MDU Resources Group, Inc........................   6,988,763
     161,800      New Century Energies, Inc.......................   6,755,150
     180,300      Pinnacle West Capital Corporation...............   6,276,694
                            --------------------------------------------------
                            Total Utilities.......................  51,204,744
                            ==================================================
                            ==================================================
                            Total Common Stocks
                            (cost basis $507,822,377)............. 591,041,734
                            ==================================================

Par Value         Short-Term Obligations (1.8%)
==================================================================
$  2,608,095      American Family Insurance Company*..............   2,608,095
   3,000,000      Exxon Asset Management 5.52%, 11/4/97...........   2,998,620
      47,831      General Mills Corporation*......................      47,831
   3,900,000      Merrill Lynch & Co., Inc. 5.51%, 11/10/97.......   3,894,559
     512,511      Pitney Bowes Credit Corporation*................     512,511
     635,106      Wisconsin Electric Power Company*...............     635,106
                            --------------------------------------------------
                            Total Short-Term Obligations
                            (amortized cost basis $10,696,722)      10,696,722
                            ==================================================
                            ==================================================
                            Total Investments (100.0%)
                            (amortized cost basis $518,519,099)   $601,738,456
                            ==================================================

* Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    26

The AAL Small Cap Stock Fund

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small companies.


Shares          Common Stocks (98.5%)                              Market Value
===============================================================================
Basic Materials (3.9%)
     18,000     Cambrex Corporation............................  $    862,875
     10,000     Getchell Gold Corporation......................       360,000
     30,000     Gibraltar Steel Corporation....................       708,750
     25,000     Northland Cranberries, Inc.....................       385,938
     40,000     Oregon Metallurgical Corporation...............       937,500
     20,000     Steel Dynamics, Inc............................       425,000
                                       ----------------------------------------
                                       Total Basic Materials          3,680,063
                                       ========================================
Capital Goods (16.1%)
     25,000     Altron, Inc....................................       396,875
     17,000     Applied Power, Inc.............................     1,051,875
     25,000     BE Aerospace, Inc..............................       703,125
     20,000     Belden, Inc....................................       685,000
     30,000     Chicago Miniature Lamp, Inc....................       960,000
     20,000     Computer Products, Inc.........................       545,000
     35,000     Cuno, Inc......................................       595,000
     60,000     Farr Company...................................       930,000
     50,000     Flanders Corporation...........................       400,000
     45,000     General Cable Corporation......................     1,456,875
     15,000     Hadco Corporation..............................       830,625
     17,000     Harman International Industries, Inc...........       918,000
     35,000     Integrated Process Equipment Corporation.......       776,563
     50,000     Kemet Corporation..............................     1,087,500
      4,000     Sanmina Corporation............................       299,000
     10,000     Superior Services, Inc.........................       267,500
     35,000     Tetra Tech, Inc................................       914,375
     40,000     Tower Automotive, Inc..........................     1,675,000
     30,000     Tracor, Inc....................................       802,500
                                       ----------------------------------------
                                       Total Capital Goods           15,294,813
                                       ========================================
Communication Services (0.9%)
     15,000     Datum, Inc.....................................       307,500
     60,000     SITEL Corporation..............................       532,500
                                       ----------------------------------------
                                       Total Communication Services     840,000
                                       ========================================
Consumer Cyclicals (16.6%)
     20,000     Abercrombie & Fitch Company.....................      520,000
     40,000     Acxiom Corporation.............................       657,500
     30,000     Claire's Stores Inc............................       663,750


The accompanying notes to the financial statements are an integral part of this schedule.

27    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997



Shares            Common Stocks (98.5%)                            Market Value
===============================================================================
Consumer Cyclicals (16.6%) - continued
      50,000      DAMARK International, Inc......................      $581,250
      35,000      Dura Automotive Systems, Inc...................     1,085,000
      37,100      ITI Technologies, Inc..........................       950,688
      20,000      Just For Feet, Inc.............................       296,250
      30,000      K2, Inc........................................       759,375
      20,000      Nautica Enterprises, Inc.......................       532,500
      10,000      The North Face, Inc............................       236,250
      20,000      Oakwood Homes Corporation......................       526,250
      40,000      Outdoor Systems, Inc...........................     1,230,000
      70,000      PETsMART, Inc..................................       533,750
      15,000      Proffits, Inc..................................       430,312
      15,000      Ross Stores, Inc...............................       560,625
      20,000      Southern Electronics Corporation...............       330,000
      12,000      St. John Knits, Inc............................       482,250
      37,500      Strattec Security Corporation..................     1,021,875
      15,000      Tech Data Corporation..........................       667,500
      30,000      Universal Outdoor Holdings, Inc................     1,267,500
      40,000      U.S. Office Products Company...................     1,250,000
      30,000      Vans, Inc......................................       506,250
      20,000      The Wet Seal, Inc..............................       457,500
       5,000      Williams-Sonoma, Inc...........................       200,625
                                       ----------------------------------------
                                       Total Consumer Cyclicals      15,747,000
                                       ========================================
Consumer Staples (6.8%)
      60,000      Apple South, Inc...............................     1,117,500
      25,000      Chancellor Media Corporation...................     1,371,875
      25,000      Dominick's Supermarkets, Inc...................       912,500
      55,000      PMT Services, Inc..............................       886,875
      10,000      Smithfield Foods, Inc..........................       298,750
      40,000      SOS Staffing Services, Inc.....................       825,000
      20,000      United Natural Foods...........................       420,000
      10,000      Westwood One, Inc..............................       306,875
      15,000      Worthington Foods, Inc.........................       341,250
                                       ----------------------------------------
                                       Total Consumer Staples         6,480,625
                                       ========================================
Energy (7.6%)
      10,000      Atwood Oceanics, Inc...........................     1,107,500
      60,000      Belco Oil & Gas Corporation....................     1,297,500
     120,000      Hugoton Energy Corporation.....................     1,470,000
      20,000      Hvide Marine, Incorporated.....................       660,000
      10,000      Noble Drilling Corporation.....................       355,625
      10,000      Petroleum Geo-Services ASA.....................       692,500
      30,000      Pride International, Inc.......................       990,000
      20,000      United Meridian Corporation....................       678,750
                                       ----------------------------------------
                                       Total Energy                   7,251,875
                                       ========================================


The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    28

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares           Common Stocks (98.5%)                             Market Value
===============================================================================
Financials (12.1%)
     35,000      Ambassador Apartments, Inc.....................      $750,313
     15,000      Bank United Corporation........................       630,000
     20,000      CapMAC Holdings, Inc...........................       600,000
     25,000      CMAC Investment Corporation....................     1,367,187
     46,500      Community Trust Bancorp, Inc...................     1,243,875
     25,000      HCC Insurance Holdings, Inc....................       584,375
     15,000      Peoples Heritage Financial Group, Inc..........       590,625
     10,000      Protective Life Corporation....................       528,750
     15,000      Provident Financial Group, Inc.................       690,000
     25,000      Risk Capital Holdings, Inc.....................       568,750
     20,000      Starwood Lodging Trust.........................     1,196,250
     10,000      TCF Financial Corporation......................       568,750
     26,000      Texas Regional Bancshares, Inc.................       741,000
     40,000      Vermont Financial Services Corporation.........     1,045,000
     10,000      Zions Bancorporation...........................       388,750
                                      ----------------------------------------
                                      Total Financials              11,493,625
                                      ========================================
Health Care (11.6%)
     30,000      American Oncology Resources, Inc...............       438,750
     22,000      AmeriSource Health Corporation.................     1,306,250
     60,000      Ascent Pediatrics, Inc.........................       547,500
     25,000      BioChem Pharma, Inc............................       626,563
     30,000      Endosonics Corporation.........................       345,000
     25,000      FPA Medical Management, Inc....................       603,125
     20,000      Heska Corporation..............................       262,500
      5,000      Lincare Holdings, Inc..........................       268,125
     20,000      National Dentex Corporation....................       450,000
     50,000      Neurex Corporation.............................       850,000
     10,000      Patterson Dental Company.......................       400,000
     15,000      Pediatrix Medical Group, Inc...................       633,750
     25,000      Pharmaceutical Product Development, Inc........       443,750
     20,000      PhyCor, Inc....................................       461,250
     22,000      Protein Design Labs, Inc.......................     1,097,250
      8,000      Renal Treatment Centers, Inc...................       265,500
     20,000      STERIS Corporation.............................       795,000
     40,000      Trimeris, Inc..................................       515,000
     50,000      UroCor, Inc....................................       418,750
     10,000      Vertex Pharmaceuticals, Inc....................       295,000
                                      ----------------------------------------
                                      Total Health Care             11,023,063
                                      ========================================
Technology (16.1%)
     35,000      Allen Group, Inc...............................       662,812
     20,000      American Management Systems, Inc...............       432,500
     15,000      Aspect Telecommunications Corporation..........       360,000
     20,000      The BISYS Group, Inc...........................       622,500
     35,000      BMC Industries, Inc............................     1,126,562
      5,000      CIBER, Inc.....................................       221,250
     30,000      Data General Corporation.......................       577,500


The accompanying notes to the financial statements are an integral part of this schedule.

29    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997





Shares           Common Stocks (98.5%)                              Market Value
================================================================================
Technology (16.1%) - continued
     35,000      Digital Link Corporation.........................   $   770,000
     30,000      Hyperion Software Corporation....................     1,143,750
     15,000      Kent Electronics Corporation.....................       524,062
     11,000      Lattice Semiconductor Corporation................       550,688
     10,000      Microchip Technology, Inc........................       398,750
     26,000      MicroTouch Systems, Inc..........................       627,250
     20,000      Molecular Dynamics, Inc..........................       470,000
     40,000      Network General Corporation......................       810,000
      4,000      Novellus Systems, Inc............................       178,000
     25,000      Perceptron, Inc..................................       603,125
     15,000      P-COM, Inc.......................................       301,875
     25,000      PMC-Sierra, Inc..................................       659,375
     20,000      RailTex, Inc.....................................       322,500
     15,000      Read-Rite Corporation............................       298,125
     50,000      Red Brick Systems, Inc...........................       393,750
     50,000      SS and C Technologies, Inc.......................       506,250
     30,000      Structural Dynamics Research Corporation.........       573,750
     10,000      Synopsys, Inc....................................       388,750
     15,000      TriQuint Semiconductor, Inc......................       367,500
     10,000      Ultratech Stepper, Inc...........................       272,500
     10,000      The Vantive Corporation..........................       252,500
     50,000      Viisage Technology, Inc..........................       418,750
     30,000      Xylan Corporation................................       480,000
                                        ----------------------------------------
                                        Total Technology              15,314,374
                                        ========================================

Transportation (4.3%)
     12,500      Allied Holdings, Inc.............................       214,062
     60,000      Atlantic Coast Airlines, Inc.....................     1,267,500
     10,000      Comair Holdings, Inc.............................       367,500
     20,000      Heartland Express, Inc...........................       550,000
     15,000      Midwest Express Holdings, Inc....................       481,875
     25,000      Swift Transportation Company, Inc................       800,000
     30,000      Trailer Bridge, Inc..............................       345,000
                                        ----------------------------------------
                                        Total Transportation           4,025,937
                                        ========================================

Utilities (2.5%)
     10,000      CILCORP, Inc.....................................       408,750
     20,000      Interstate Power Company.........................       632,500
     10,000      KN Energy, Inc...................................       435,000
     30,000      Sierra Pacific Resources.........................       913,125
                                        ----------------------------------------
                                        Total Utilities                2,389,375
                                        ========================================

                                        ========================================
                                        Total Common Stocks
                                        (cost basis $83,115,703)      93,540,750
                                        ========================================



The accompanying notes to the financial statements are an integral part of this schedule.


                                   The AAL Mutual Funds Semi-Annual Report    30

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997



Par Value       Short-Term Variable Rate Obligations (1.5%)        Market Value
===============================================================================
$1,391,826      Wisconsin Electric Power Company*................    $1,391,826
                                -----------------------------------------------
                                Total Short-Term Variable Rate Obligations
                                (amortized cost basis $1,391,826)     1,391,826
                                ===============================================

                                ===============================================
                                Total Investments (100.0%)
                                (amortized cost basis $84,507,529)  $94,932,576
                                ===============================================


* Variable rate demand note









The accompanying notes to the financial statements are an integral part of this schedule.

31    The AAL Mutual Funds Semi-Annual Report

The AAL International Fund

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.


Shares           Common Stocks (66.6%)                      Industry                                  Market Value
==================================================================================================================
Argentina (0.4%)
      87,500     Cresud SA................................. Food & Agriculture                            $157,595
     454,629     Ledesma S.A.I.C........................... Food & Agriculture                             432,157
                                                  ----------------------------------------------------------------
                                                  Total Argentina                                          589,752
                                                  ================================================================

Australia (0.5%)
     752,570     Spotless Services Limited................. Commercial Services                            689,652
                                                  ----------------------------------------------------------------
                                                  Total Australia                                          689,652
                                                  ================================================================

Austria (1.0%)
      14,500     VAE AG.................................... Transportation                               1,424,397
                                                  ----------------------------------------------------------------
                                                  Total Austria                                          1,424,397
                                                  ================================================================

Belgium (1.0%)
       6,500     Deceuninck Plastics Industries SA......... Building Materials                           1,252,130
                                                  ----------------------------------------------------------------
                                                  Total Belgium                                          1,252,130
                                                  ================================================================

Canada (1.9%)
      50,000     Canadian Pacific, Ltd..................... Conglomerate                                 1,490,625
      10,000     Franco-Nevada Mining Corp., Ltd........... Gold                                           231,031
      55,000     Noranda, Inc.............................. Conglomerate                                   968,131
                                                  ----------------------------------------------------------------
                                                  Total Canada                                           2,689,787
                                                  ================================================================
Denmark (0.4%)
      10,000     Carlsberg International A/S 'B'........... Consumer Products                              526,653
                                                  ----------------------------------------------------------------
                                                  Total Denmark                                            526,653
                                                  ================================================================

Finland (0.4%)
       7,500     Vaisala 'Oy' A.............................Technology                                     653,158
                                                 -----------------------------------------------------------------
                                                 Total Finland                                             653,158
                                                 =================================================================

France (9.0%)
       7,000     Compagnie Generale des Eaux............... Utilities                                      818,450
       5,000     Compagnie Generale des Eaux Warrants...... Utilities                                            0
       3,000     Conflandey SA............................. Metals & Minerals                              160,528
       7,000     Elf Aquitaine............................. Energy                                         868,311
      15,000     Emin Leydier.............................. Forest Products & Paper                      1,087,995
      20,000     Eramet.................................... Metals & Minerals                              799,166
       4,000     Eurafrance................................ Holding Company                              1,632,384



The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    32

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997



Shares              Common Stocks (66.6%)          Industry         Market Value
================================================================================
France (9.0%) - continued
         1,000      Europe 1 Communication.......  Media            $   208,478
         7,500      FIMALAC SA...................  Holding Company      648,888
         5,500      Gaumont SA...................  Media                358,322
         5,000      Groupe Didot-Bottin..........  Media                674,079
         4,500      Groupe NSC...................  Capital Goods        623,089
        12,000      Marine-Wendel SA.............  Holding Company    1,384,295
         2,920      Promodes C.I.................  Distribution         786,310
         7,500      Rougier SA...................  Forest Products
                                                     & Paper            438,977
         3,000      Sabeton SA...................  Holding Company      338,777
         1,500      Societe Sucriere de
                      Pithiviers-le-Vieil........  Food & Agriculture   883,165
         3,198      Taittinger C.I...............  Consumer Products    888,951
                                             -----------------------------------
                                             Total France            12,600,165
                                             ===================================
Germany (4.7%)
         1,500      Axel Springer Verlag AG......  Media              1,250,654
        15,000      Bayer AG.....................  Chemicals            540,352
         7,000      Bertelsmann AG D.R.C.........  Media                886,642
         5,000      Buderus AG...................  Capital Goods      2,428,679
        60,000      Gerresheimer Glas AG.........  Capital Goods        861,077
        20,000      IVG Holding AG...............  Real Estate          560,107
                                             -----------------------------------
                                             Total Germany            6,527,511
                                             ===================================
Hong Kong (1.7%)
     1,000,000      Burwill Holdings Ltd.........  Distribution         109,968
     4,795,959      CDL Hotels International Ltd.  Real Estate        1,380,556
     1,350,000      Shaw Brothers Limited........  Media                943,140
                                             -----------------------------------
                                             Total Hong Kong          2,433,664
                                             ===================================
 Israel (0.6%)
       296,000      Super-Sol....................  Retail Store         848,776
                                             -----------------------------------
                                             Total Israel               848,776
                                             ===================================
  Italy (2.0%)
       175,000      Arnoldo Mondarori
                      Editore SpA................  Media              1,402,982
     2,500,000      Montedison SpA
                      (non-convertible
                      savings share).............  Conglomerate       1,405,201
                                             -----------------------------------
                                             Total Italy              2,808,183
                                             ===================================
   Japan (18.1%)
       230,000      Aida Engineering Ltd.........  Capital Goods      1,061,362
        70,700      Chofu Seisakusho.............  Consumer Products    969,943
       250,000      The Dai-Tokyo Fire & Marine
                      Insurance Co., Ltd.........  Insurance          1,072,587
        45,000      Fuji Photo Film Co.,
                      Ltd. ADR...................  Consumer Products  1,653,750
       300,000      Hanshin Electric
                      Railway Co., Ltd...........  Transportation     1,015,216
        10,000      Hitachi, Ltd. ADR............  Technology           800,000
       350,000      Iino Kaiun Kaisha, Ltd.......  Transportation       785,732


The accompanying notes to the financial statements are an integral part of this schedule.

33    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 19997


Shares           Common Stocks (66.6%)          Industry           Market Value
===============================================================================
Japan (18.1%) - continued
        25,000      Ito-Yokado Co., Ltd. .....  Distribution        $ 1,243,036
       175,000      The Koa Fire & Marine
                      Insurance Co. ..........  Insurance               909,412
       200,000      The Nichido Fire &
                      Marine Insurance
                      Co., Ltd. ..............  Insurance             1,292,093
       200,000      Nisshinbo Industries,
                      Inc. ...................  Consumer Products     1,322,025

       115,000      Nittetsu Mining
                      Co., Ltd. ..............  Metals & Minerals       644,467
       200,000      Okumura Corporation ......  Services                947,867
        35,000      Secom Co., Ltd. ..........  Services              2,264,073
        75,000      Shimano Inc. .............  Consumer Products     1,527,812
       100,000      Shiseido Company Ltd. ....  Consumer Products     1,363,599
       123,000      Shoei Co., Ltd. ..........  Holding Company       1,032,926
       127,000      Sotoh Co., Ltd. ..........  Consumer Products       760,289
        50,000      T. Hasegawa Co., Ltd. ....  Consumer Products     1,060,115
       115,000      Tachi-S Co. Limited ......  Automotive            1,003,991
        12,000      Toho Co., Ltd. ...........  Media                 1,576,453
        85,000      The Tokio Marine &
                      Fire Insurance
                      Co., Ltd. ..............  Insurance               848,092
         6,000      Tsutsumi Jewelry
                      Co., Ltd. ..............  Distribution             83,811
                                          -------------------------------------
                                          Total Japan                25,238,651
                                          =====================================
Luxembourg (1.0%)
        40,000      Minorco SA ADR ...........  Metals & Minerals       815,000
           150      Socfinasia ...............  Food & Agriculture      536,506
                                          -------------------------------------
                                          Total Luxembourg            1,351,506
                                          =====================================
Mexico (1.1%)
       385,000      Industrias Peoles
                      S.A. de C.V. ...........  Metals & Minerals     1,518,052
                                          Total Mexico                1,518,052
Netherlands (1.5%)
        23,500      Apothekers Cooperative
                      OPG U.A. ...............  Health Care             708,378
        55,000      European City Estates
                      NV .....................  Real Estate             816,200
         7,000      Philips Electronics
                      NV ADR .................  Electronics             548,625
                                          -------------------------------------
                                          Total Netherlands           2,073,203
                                          =====================================
New Zealand (2.1%)
       100,000      Apple Fields Limited .....  Food & Agriculture       21,833
       750,000      Carter Holt Harvey
                      Limited ................  Forest Products
                                                  & Paper             1,309,962
     1,000,000      Shortland Properties
                      Limited ................  Real Estate             592,602
      1,604,825  Tasman Agriculture Limited ..  Food & Agriculture      941,011
                                          -------------------------------------
                                          Total New Zealand           2,865,408
                                          =====================================
Norway (0.4%)
        35,000      Schibsted A/S/A             Media                   654,953
                                          -------------------------------------
                                          Total Norway                  654,953
                                          =====================================


The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    34

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares                Common Stocks (66.6%)                                  Industry                Market Value
=================================================================================================================
 Portugal (0.6%)
          10,000      Companhia de Celulose do Caima SA..................... Forest Products & Paper  $   183,510
          30,000      Espirito Santo Financial Holding SA ADR............... Financial Services           618,750
                                                                       ------------------------------------------
                                                                       Total Portugal                     802,260
                                                                       ==========================================
Singapore (1.8%)
         135,000      Clipsal Industries Ltd................................ Building Materials           349,650
         499,000      Intraco Ltd........................................... Distribution                 317,228
         150,000      Singapore Bus Service Ltd............................. Transportation               700,890
         650,000      Thakral Corporation Ltd............................... Manufacturing                390,000
         400,000      Times Publishing Ltd.................................. Media                        762,874
                                                                       ------------------------------------------
                                                                       Total Singapore                  2,520,642
                                                                       ==========================================
South Korea (0.8%)
          12,000      Dong Ah Tire Industry Company......................... Automotive                   401,741
          20,000      LG Industrial Systems................................. Capital Goods                242,537
           3,750      Nam Yang Dairy Products Company....................... Consumer Products            365,361
           3,000      Woong Jin Publishing Company.......................... Media                         92,973
                                                                       ------------------------------------------
                                                                       Total South Korea                1,102,612
                                                                       ==========================================
    Spain (0.8%)
           1,500      Corporacion Financiera Alba SA........................ Holding Company              164,488
         150,000      Energia e Industrias Aragonesas SA.................... Chemicals                    975,165
                                                                       ------------------------------------------
                                                                       Total Spain                      1,139,653
                                                                       ==========================================
   Sweden (1.3%)
          20,000      AssiDoman AB.......................................... Holding Company              561,182
          10,000      Investor AB 'B'....................................... Holding Company              466,316
          55,000      IRO AB................................................ Capital Goods                756,928
                                                                       ------------------------------------------
                                                                       Total Sweden                     1,784,426
                                                                       ==========================================
Switzerland (7.5%)
             205      Bank for International Settlements (U.S. tranche)..... Gold-Related               1,442,473
           5,500      Edipresse S.A. Bearer................................. Media                      1,536,203
           3,000      Kuhne & Nagel International AG Bearer................. Transportation             2,019,623
             175      Lindt & Sprungli AG PC................................ Consumer Products            300,795
           1,000      Nestle SA............................................. Consumer Products          1,413,020
             650      Sairgroup AG D.R.C.................................... Transportation               143,844
           6,000      Sika Finanz AG Bearer................................. Building Materials         1,770,393
           5,000      Societe Generale d'Affichage SA D.R.C................. Media                      1,879,969
                                                                       ------------------------------------------
                                                                       Total Switzerland               10,506,320
                                                                       ==========================================

The accompanying notes to the financial statements are an integral part of this schedule.

35    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares           Common Stock (66.6%)                                   Industry                   Market Value
======================================================================================================================
Thailand (0.2%)
     100,000     Oriental Hotel PCL.................................... Real Estate                $    316,880
                                                                  ---------------------------------------------
                                                                  Total Thailand                        316,880
                                                                  =============================================
United Kingdom (4.4%)
     295,454     Antofagasta Holdings plc.............................. Investment Company            1,882,819
     250,000     Berisford plc......................................... Consumer Products               712,729
     875,000     Lonrho plc............................................ Conglomerate                  1,423,361
     300,000     McBride plc........................................... Consumer Products               865,336
     375,000     Royal Doulton plc..................................... Consumer Products             1,314,355
                                                                  ---------------------------------------------
                                                                  Total United Kingdom                6,198,600
                                                                  =============================================
Miscellaneous (1.4%)
      35,000     Banco Latinoamerican de Exportaciones SA, Class 'E'... Financial Services            1,391,250
      30,000     North European Oil Royalty Trust...................... Energy                          510,000
                                                                  ---------------------------------------------
                                                                  Total Miscellaneous                 1,901,250
                                                                  =============================================
                                                                  ---------------------------------------------
                                                                  Total Common Stocks
                                                                  (cost basis $96,123,662)           93,018,244
                                                                  =============================================

                 Preferred Stocks (6.6%)
                 ================================================

      25,030     Cheil Jedang Corporation, South Korea................. Conglomerate                    262,026
      15,000     Freeport-McMoran Copper & Gold, Inc................... Gold-Related                    421,875
                 Preferred Series Gold, United States
      30,000     Freeport-McMoran Copper & Gold, Inc................... Gold-Related                    551,250
                 Preferred Series Silver, United States
      40,000     Freeport-McMoran Copper & Gold, Inc................... Gold-Related                  1,095,000
                 Preferred Series II, United States
      16,500     Hornbach Holding AG, Germany.......................... Distribution                  1,102,493
     248,474     Independent Press Communications Ltd.,
                 New Zealand........................................... Media                         1,332,965
      21,900     Korean Air Lines, South Korea......................... Transportation                   72,183
      13,500     Legrand ADP, France................................... Capital Goods                 1,733,235
       8,533     LG Electronics Co., Ltd., South Korea................. Electronics                      45,106
       5,500     Sagem ADP, France..................................... Electronics                   1,375,956
       2,800     Samsung Electronics Co., Ltd., South Korea............ Electronics                      49,337
      67,520     Ssangyong Cement Industries, South Korea.............. Building Materials              230,945
       2,000     Suedzucker AG, Germany................................ Consumer Products             1,005,171
                                                                  ---------------------------------------------
                                                                  Total Preferred Stocks
                                                                  (cost basis $10,691,314)            9,277,542
                                                                  =============================================
                                                                  ---------------------------------------------
                                                                  Total Equities
                                                                  (cost basis $106,814,976)         102,295,786
                                                                  =============================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    36

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Par Value          Long-Term Fixed-Income Obligations (6.9%)           Currency                  Market Value
=============================================================================================================
Bonds and Notes
     $500,000      Air Canada Variable Rate Perpetual Notes,
                   4.625%, 3/29/2049...............................     Deutsche Mark                $194,643
      350,000      New Zealand Government, 10.00%, 3/15/2002.......     New Zealand Dollar            244,807
      750,000      Trans Power Finance Ltd., 8.00%, 3/15/2002......     New Zealand Dollar            480,896

Convertible Bonds
        3,500      Alcatel Alsthom, 2.50%, 1/1/2004................     French Franc                  580,090
      350,000      BAA plc, 5.75%, 3/29/2006.......................     Pound Sterling                647,116
      500,000      Berisford, 5.00%, 1/31/2015.....................     Pound Sterling                668,707
          611      Gaumont SA, 3.75%, 1/1/2003.....................     French Franc                   51,801
       11,250      Immobiliere Hoteliere, 5.00%, 1/1/2001......         French Franc                  328,353
      750,000      InterTAN, Inc., 9.00%, 8/3/2000.................     Canadian Dollar               557,616
   65,000,000      Nippon Yusen Kabushiki, 2.00%, 9/29/2000........     Japanese Yen                  560,988

U.S. dollar Bonds and Notes
      570,150      Federal Republic of Brazil Capitalization Bond, 8.00%, 4/15/2014                   383,782
      750,000      Federal Republic of Brazil Debt Conversion Bond,                                   498,750
                   Floating Rate Note, 6.75%, 4/15/2012
      150,000      IRSA Inversiones y Representaciones S.A., 4.50%, 8/2/2003                          154,500
      230,000      IRSA Inversiones y Representaciones S.A., 4.50%, 8/2/2003                          236,900
      485,000      Republic of Argentina Floating Rate Bond, 6.6875%, 3/31/2005                       411,038
    1,000,000      United Mexican States Discount Floating Rate Note A, 6.6925%, 12/31/2019           890,000
      250,000      United Mexican States Discount Floating Rate Note B, 6.8359%, 12/31/2019           222,500
                   (1,920,000 United Mexican States Oil Recovery Rights)
      250,000      Yangming Marine Transport Corporation, 2.00%, 10/6/2001                            280,000

U.S. Dollar Convertible Bonds
      525,000      Cheil Jedang Corporation, 3.00%, 12/31/2006                                        624,750
      250,000      Medya International Ltd., 10.00%, 6/28/2001                                        185,000
    1,150,000      Scandinavian Broadcasting System SA, 7.25%, 8/1/2005                             1,198,875
      150,000      Sincere Navigation Corporation, 3.75%, 5/26/2003                                   173,250
                                                          ---------------------------------------------------
                                                          Long-Term Fixed-Income Obligations
                                                          (amortized cost basis $9,526,693)         9,574,362
                                                          ===================================================

                                                          ===================================================
                                                          Total Long-Term Investments
                                                          (amortized cost basis $116,341,669)     111,870,148
                                                          ===================================================

The accompanying notes to the financial statements are an integral part of this schedule.

37    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Par Value       Commercial Paper (19.9%)                            Market Value
================================================================================
$3,590,000      CSX, Inc., 5.59%, 11/17/1997...................       $3,581,081
 3,626,000      ICI Wilmington, Inc., 5.66%, 11/13/1997........        3,619,159
 2,492,000      Knight-Ridder, Inc., 5.65%, 11/6/1997..........        2,490,045
 3,000,000      Merrill Lynch & Co., Inc., 5.52%, 11/12/1997...        2,994,940
 3,683,000      Merrill Lynch & Co., Inc., 5.52%, 11/13/1997...        3,676,223
 4,071,000      Motorola, Inc., 5.48%, 11/10/1997..............        4,065,423
 3,302,000      Raytheon Inc., 5.78%, 11/5/1997................        3,299,879
 4,070,000      Wal-Mart Stores, Inc., 5.51%, 11/3/1997........        4,068,754
                         -------------------------------------------------------
                         Total Commercial Paper
                         (amortized cost $27,795,504)                 27,795,504
                         =======================================================

                         =======================================================
                         TOTAL INVESTMENTS (100.0%)
                         (amortized cost basis $144,137,173)        $139,665,652
                         =======================================================


The accompanying notes to the financial statements are an integral part of this schedule.

                                  The AAL Mutual Funds Semi-Annual Report    38

The AAL Equity Income Fund

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.


Shares            Common Stocks (89.6%)                            Market Value
===============================================================================
Basic Materials (1.5%)
      82,000      Calgon Carbon Corporation......................    $  968,625
      26,000      Crown Cork & Seal Company, Inc.................     1,171,625
                                      -----------------------------------------
                                      Total Basic Materials           2,140,250
                                      =========================================
Capital Goods (2.9%)
      22,000      AlliedSignal Inc...............................       792,000
      44,000      Boeing Company.................................     2,106,500
      19,000      United Technologies Corp.......................     1,330,000
                                      -----------------------------------------
                                      Total Capital Goods             4,228,500
                                      =========================================
Communication Services (19.7%)
      55,000      Airtouch Communications, Inc...................     2,124,375
      34,870      Ameritech Corporation..........................     2,266,550
      28,300      Bell Atlantic Corporation......................     2,260,463
      90,000      Cable & Wireless plc ADR.......................     2,205,000
      35,000      GTE Corporation................................     1,485,313
     119,000      MCI Communications Corporation.................     4,224,500
      35,185      SBC Communications Incorporated................     2,238,646
      24,000      Telecomunicacoes Brasileiras S/A-Telebras ADR..     2,436,000
      54,200      Telefonica de Espana ADR.......................     4,457,950
      22,000      Teleport Communications Group Inc..............     1,064,250
     125,000      Worldcom, Inc..................................     4,203,125
                                      -----------------------------------------
                                      Total Communication Services   28,966,172
                                      =========================================
Consumer Cyclicals (2.0%)
      52,000      Cincinnati Bell, Inc...........................     1,404,000
      14,000      Gannett Company, Inc...........................       735,875
      14,000      New York Times Class A.........................       766,500
                                      -----------------------------------------
                                      Total Consumer Cyclicals        2,906,375
                                      =========================================
Consumer Staples (5.9%)
      14,000      Hershey Foods Corporation......................       773,500
      16,000      Quaker Oats Company............................       766,000
      39,000      Rite Aid Corporation...........................     2,315,625
      30,000      Sara Lee Corporation...........................     1,533,750
      36,900      Tele-Communications Inc........................       846,394
      21,100      Tele-Communications Ventures Group.............       486,619
      78,800      U.S. West Media Group..........................     1,989,700
                                      -----------------------------------------
                                      Total Consumer Staples          8,711,588
                                      =========================================


The accompanying notes to the financial statements are an integral part of this schedule.

39    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (89.6%)                            Market Value
===============================================================================
Energy (8.3%)
      9,000       British Petroleum Company plc ADR..............   $   789,750
     15,000       Coastal Corporation............................       901,875
     21,000       Columbia Gas System, Inc.......................     1,517,250
     24,000       Consolidated Natural Gas Company...............     1,297,500
     28,000       Exxon Corporation..............................     1,720,250
     23,000       KeySpan Energy Corporation.....................       714,438
     36,000       Questar Corporation............................     1,390,500
     43,000       Sonat Inc......................................     1,975,313
     36,000       The Williams Companies, Inc....................     1,833,750
                                  ---------------------------------------------
                                  Total Energy                       12,140,626
                                  =============================================
Financials (13.2%)
     13,000       Chase Manhattan Corporation....................     1,499,875
     21,000       Crescent Real Estate Equities Company..........       756,000
     17,000       Crestar Financial Corporation..................       804,313
     33,000       Duke Realty Investments, Inc...................       742,500
     15,000       Equity Residential Properties Trust............       757,500
     31,000       Fannie Mae.....................................     1,501,563
     23,000       First Industrial Realty Trust, Inc.............       796,375
     30,000       First Union Corporation........................     1,471,875
     41,000       Freddie Mac....................................     1,552,875
     30,000       Mellon Bank Corporation........................     1,546,875
     15,000       Mercantile Bancorporation, Inc.................       728,438
     23,000       Mercantile Bankshares Corporation..............       819,375
     25,000       Patriot American Hospitality, Inc..............       825,000
     24,000       Simon DeBartolo Group, Inc.....................       742,500
     55,000       Starwood Lodging Trust.........................     3,289,688
     17,000       Summit Bancorp.................................       725,688
     13,000       Union Planters Corporation.....................       771,063
                                  ---------------------------------------------
                                  Total Financials                   19,331,503
                                  =============================================
Health Care (1.5%)
     13,000       Johnson & Johnson..............................       745,875
     17,000       Merck & Co., Inc...............................     1,517,250
                                  ---------------------------------------------
                                  Total Health Care                   2,263,125
                                  =============================================
Technology (4.0%)
     78,000       First Data Corporation.........................     2,266,875
     19,000       International Business Machines Corporation....     1,863,188
     20,611       Lucent Technologies, Inc.......................     1,699,119
                                  ---------------------------------------------
                                  Total Technology                    5,829,182
                                  =============================================
Utilities (30.6%)
     56,400       Boston Edison Company..........................     1,780,124
     19,000       CINergy Corporation............................       627,000


The accompanying notes to the financial statements are an integral part of this schedule.

                                  The AAL Mutual Funds Semi-Annual Report    40

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Shares            Common Stocks (89.6%)                            Market Value
===============================================================================
Utilities (30.6%) - continued
     103,000      CMS Energy Corporation.........................  $  3,759,500
      73,000      Central & Southwest Corporation................     1,574,062
      22,650      Consolidated Edison Company of New York........       775,762
      47,358      Duke Power Company.............................     2,285,023
      65,000      Edison International...........................     1,665,624
     169,060      Endesa S.A. ADR................................     3,148,743
      43,650      FPL Group, Incorporated........................     2,256,158
      40,200      General Public Utilities Corporation...........     1,454,737
      45,000      Huaneng Power International, Incorporated ADR..       990,000
      39,800      KU Energy Corporation..........................     1,368,125
      87,500      NIPSCO Industries Incorporated.................     3,844,530
      36,300      National Power ADR.............................     1,206,975
      73,100      New Century Energies, Inc......................     3,051,925
      16,000      OGE Energy Company.............................       775,000
      56,000      PG&E Corporation...............................     1,431,500
      82,000      PacifiCorp.....................................     1,778,375
     111,000      Pinnacle West Capital Corporation..............     3,864,188
      48,000      PowerGen ADR...................................     2,160,000
      64,805      Southern Company...............................     1,486,465
      94,000      TECO Energy Incorporated.......................     2,244,250
      36,000      Union Electric Company.........................     1,356,750
                                  ---------------------------------------------
                                  Total Utilities                    44,884,816
                                  =============================================

                                  =============================================
                                  Total Common Stocks
                                  (cost basis $110,383,743)         131,402,137
                                  =============================================

Par Value         Long-Term Fixed-Income Obligations (4.6%)
===============================================================================
  $1,000,000      Potomac Electric Power 9.00% 4/15/2000.........     1,041,119
   1,650,000      Texas Utilities Electric 9.75% 5/1/2021........     1,862,442
     500,000      U.S. Treasury Bond 7.50% 11/15/2016............       571,563
   3,150,000      U.S. Treasury Note 6.875% 3/31/2000............     3,233,670
                                  ---------------------------------------------
                                  Total Long-Term Fixed-Income Obligations
                                  (amortized cost basis $6,711,077)   6,708,794
                                  =============================================

                                  =============================================
                                  Total Long-Term Investments
                                  (amortized cost basis
                                  $117,094,820)                     138,110,931
                                  =============================================


The accompanying notes to the financial statements are an integral part of this schedule.

41   The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Par Value         Short-Term Obligations (5.8%)                    Market Value
===============================================================================
     $1,704,128   American Family Insurance Company*............   $  1,704,128
      1,345,000   Merrill Lynch & Co., Inc. 5.51% 11/10/97......      1,343,130
      3,600,000   Merrill Lynch & Co., Inc. 5.53% 11/18/97......      3,590,599
      1,968,833   Wisconsin Electric Power Company*.............      1,968,833
                                  ---------------------------------------------
                                  Total Short-Term Obligations
                                  (amortized cost basis $8,606,690)   8,606,690
                                  =============================================

                                  =============================================
                                  Total Investments (100.0%)
                                  (amortized cost basis
                                   $125,701,510)                   $146,717,621
                                  =============================================
* Variable rate demand note


The accompanying notes to the financial statements are an integral part of this schedule.

                                  The AAL Mutual Funds Semi-Annual Report    42

The AAL Bond Fund

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.

Principal Amount       Long-Term Fixed-Income Obligations (97.0%)       Interest Rate    Maturity Date  Market Value
====================================================================================================================
U.S. Government Agency Obligations (3.2%)
     $ 7,000,000       Federal Home Loan Mortgage
                       Corporation REMIC Trust..............................     7.250%     12/15/2005    $ 7,064,029
       5,000,000       Federal National Mortgage
                       Association REMIC Trust..............................     5.900       7/25/2015      4,987,450
                                                                     ------------------------------------------------
                                                                     Total U.S. Government
                                                                     Agency Obligations                    12,051,479
                                                                     ================================================
U.S. Government Obligations (26.8%)
      55,000,000       U.S. Treasury Notes..................................     5.500      12/31/2000     54,621,875
      43,000,000       U.S. Treasury Notes..................................     7.875      11/15/2004     47,918,125
                                                                     ------------------------------------------------
                                                                     Total U.S. Government
                                                                     Obligations                          102,540,000
                                                                     ================================================
Asset-Backed Securities (20.6%)
      10,000,000       Aesop Funding 1997-1 A2..............................     6.400      10/20/2003     10,139,600
      10,000,000       American Express 1997-1 A............................     6.400       4/15/2005     10,165,200
       3,000,000       Associates Housing Services
                       Series 1996-1........................................     7.900       3/15/2027      3,225,360
      10,000,000       Chase Credit Card Master Trust
                       1997-2A..............................................     6.300       4/15/2003     10,108,100
         417,283       ContiMortgage Home Equity Loan Trust
                       Series 1996-3........................................     6.760       2/15/2011        416,548
       5,000,000       Dayton Hudson Credit.................................     6.250       8/15/2005      5,020,313
       5,000,000       Green Tree Financial Corporation
                       Series 1997-6........................................     7.140       1/15/2029      5,115,625
       5,000,000       Green Tree Financial Corporation
                       Series 1996-7........................................     7.650      10/15/2027      5,366,230
       5,250,000       Green Tree Financial Corporation
                       Series 1997-6........................................     6.680       1/30/2029      5,305,781
       5,000,000       Green Tree Financial Corporation
                       Series 1996-6........................................     7.950       9/15/2027      5,408,310
       5,000,000       Green Tree Home Equity Loans
                       1997-C A-2...........................................     6.380       8/15/2028      5,027,850
       3,000,000       Green Tree Home Equity Loans
                       Series 1996-D........................................     8.100       9/15/2027      3,217,857
      10,000,000       MBNA Master Credit Card Trust
                       1997-F A.............................................     6.600      11/15/2004     10,243,400
                                                                     ------------------------------------------------
                                                                     Total Asset-Backed Securities         78,760,174
                                                                     ================================================

The accompanying notes to the financial statements are an integral part of this schedule.

43    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount     Long-Term Fixed-Income Obligations (97.0%)  Interest Rate   Maturity Date   Market Value
===================================================================================================================================
Collateralized Mortgage Obligations (11.4%)
$    12,900,000      Citicorp Mortgage Securities, Inc.
                     Series 1994-8.....................................  6.250%     5/25/2024     $12,884,004
     15,360,000      Countrywide Home Loans 1997-5 A3..................  6.750     11/25/2027      15,499,960
     15,000,000      PNC Mortgage Securities Corporation
                     1997-5 A2.........................................  6.750     10/25/2027      15,084,375
                                                        -----------------------------------------------------
                                                        Total Collateralized
                                                        Mortgage Obligations                       43,468,339
                                                        =====================================================
Corporate Obligations (35.0%)
      5,000,000      Aetna Services, Inc...............................  6.970      8/15/2036       5,195,785
      4,000,000      Allegiance Corporation............................  7.000     10/15/2026       4,128,856
      5,000,000      Auburn Hills Trust................................ 12.000       5/1/2020       7,916,140
      5,000,000      CSX Corporation...................................  7.250       5/1/2027       5,378,710
     10,000,000      Delta Air Lines, Inc. Series 93A2................. 10.500      4/30/2016      13,208,390
     10,000,000      First National Bank of Chicago....................  8.080       1/5/2018      11,231,690
      5,000,000      First Union Corporation...........................  6.824       8/1/2026       5,200,590
      5,500,000      Florida Power & Light Company.....................  6.875       4/1/2004       5,561,446
      5,000,000      Grand Metro Investments...........................  7.450      4/15/2035       5,389,525
     10,000,000      Hydro-Quebec Company..............................  8.050       7/7/2024      11,350,300
      5,000,000      Norfolk Southern Corporation......................  7.050       5/1/2037       5,194,475
      6,872,000      NWATrust..........................................  8.260      3/10/2006       7,416,462
      5,075,000      Pennzoil Company.................................. 10.625       6/1/2001       5,408,073
      5,000,000      Raytheon Company..................................  7.200      8/15/2027       5,053,035
      5,000,000      Royal Caribbean...................................  7.500     10/15/2027       5,011,545
      5,000,000      Salomon, Inc......................................  6.700       7/5/2000       5,059,675
      5,000,000      Service Corporation International.................  7.000       6/1/2015       5,118,950
      5,000,000      State Street Boston Corporation...................  7.350      6/15/2026       5,420,365
      5,000,000      Transocean Offshore, Inc..........................  7.450      4/15/2027       5,349,270
      5,000,000      USA Waste Services................................  7.000      10/1/2004       5,088,475
      5,000,000      WMX Technologies, Inc.............................  7.100       8/1/2026       5,243,325
                                                        -----------------------------------------------------
                                                        Total Corporate Obligations               133,925,082
                                                        =====================================================

                                                        -----------------------------------------------------
                                                        Total Long-Term Fixed-Income Obligations
                                                        (amortized cost basis $362,488,381)       370,745,074
                                                        =====================================================
                     Short-Term Obligations (3.0%)
                     ======================================================================
      2,355,767      American Family Insurance Company*...................................          2,355,767
      8,610,000      Merrill Lynch & Co., Inc., 5.560%, 11/6/1997.........................          8,603,351
        496,067      Wisconsin Electric Power Company*....................................            496,067
                                                        -----------------------------------------------------
                                                        Total Short-Term Obligations
                                                        (cost basis $11,455,185)                   11,455,185
                                                        =====================================================

                                                        =====================================================
                                                        TOTAL INVESTMENTS (100%)
                                                        (amortized cost basis $373,943,566)      $382,200,259
                                                        =====================================================
* Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    44

The AAL Municipal Bond Fund

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal securities.

Principal Amount    Municipal Bonds (99.7%)                                             Interest Rate  Maturity Date   Market Value
===================================================================================================================================
Alabama (2.3%)
$    4,000,000      Alabama Special Care Facility Finance Authority
                    Revenue Bonds (Daughters of Charity System).......................          5.000%     11/1/2025     $3,735,000
     7,000,000      Jefferson County, Alabama Sewer Revenue
                    Bonds (FGIC Insured)...............................................         5.750       2/1/2027      7,210,000
                                                                         ----------------------------------------------------------
                                                                         Total Alabama                                   10,945,000
                                                                         ==========================================================
Alaska (1.4%)
     2,000,000      Alaska State Partnership Courthouse Project
                    Certificate Participation (AMBAC Insured)..........................         5.000       1/1/2013      1,935,000
     2,530,000      Alaska State Partnership Courthouse Project
                    Certificate Participation (AMBAC Insured)..........................         5.000       1/1/2012      2,463,587
     2,395,000      Alaska State Partnership Courthouse Project
                    Certificate Participation (AMBAC Insured)..........................         5.000       1/1/2011      2,365,063
                                                                         ----------------------------------------------------------
                                                                         Total Alaska                                     6,763,650
                                                                         ==========================================================

Arizona (2.0%)
     4,175,000      Maricopa County, Arizona Unified School
                    District #097 Deer Project 1996-Series D
                    General Obligation (FGIC Insured)..................................         4.900       7/1/2009      4,190,655
     5,000,000      Salt River Arizona Project Revenue Bonds..........................          5.500       1/1/2019      5,025,000
                                                                         ----------------------------------------------------------
                                                                         Total Arizona                                    9,215,655
                                                                         ==========================================================

California (16.7%)
     3,915,000      California Rural Home Finance Authority Single
                    Family Mortgage Revenue Bonds
                    (GNMA Insured) (Subject to 'AMT')..................................         6.250       9/1/2029      4,492,463
     2,000,000      California Rural Home Mortgage Financial
                    Authority Single Family Mortgage Revenue Bonds
                    (Subject to 'AMT')................................................          5.500       5/1/2029      2,222,500
     4,855,000      Contra Costa County California Home Mortgage
                    Revenue Bonds (Escrowed to Maturity)..............................          7.500       5/1/2014      6,129,437
     7,780,000      East Bay Municipal Utility District California
                    Water System Revenue Bonds (FGIC Insured)..........................         5.000       6/1/2026      7,439,625
     5,000,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A......................................          0.000       1/1/2009      3,550,000
       605,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A......................................          0.000       1/1/2012        435,600
     6,000,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A......................................          0.000       1/1/2013      4,342,500
     5,000,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A......................................          0.000       1/1/2010      3,568,750
     5,000,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A......................................          0.000       1/1/2011      3,593,750
    10,085,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A......................................          5.000       1/1/2035      9,189,956

The accompanying notes to the financial statements are an integral part of this schedule.

45    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount    Municipal Bonds (99.7%)                          Interest Rate     Maturity Rate    Market Value
====================================================================================================================
California (16.7%) - continued
$    7,145,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A...........................  0.000%         1/1/2014      $5,180,125
     1,335,000      Foothill/Eastern Transportation California Toll
                    Road Revenue Bonds, Series A...........................  0.000          1/1/2005         926,156
     4,200,000      Fresno, California Sewer Revenue Bonds,
                    Series 1993 A-1 (AMBACInsured).........................  6.250          9/1/2014       4,772,250
     5,000,000      Los Angeles County, Californa Tax and Revenue
                    Notes-Series A.........................................  4.500         6/30/1998       5,023,200
     3,500,000      Orange County California Transit Authority, Sales
                    Tax Revenue Bonds, Series 1992 M (MBIAInsured).........  6.000         2/15/2009       3,858,750
     4,200,000      Pomona California Single Family Housing
                    Revenue Bonds (Escrowed to Maturity)...................  7.600          5/1/2023       5,444,250
     2,075,000      Pomona, California Unified School District
                    General Obligation Bonds (MBIAInsured).................  6.500          8/1/2019       2,399,218
     4,630,000      Suisin-Soland, California Water Authority
                    Revenue Bonds (FSAInsured).............................  5.550          5/1/2017       4,838,350
                                        ----------------------------------------------------------------------------
                                        Total California                                                  77,406,880
                                        ============================================================================
Colorado (0.5%)
     2,065,000      Colorado Housing Single Family Mortgage
                    Revenue Bonds..........................................  7.250         11/1/2031       2,212,130
                                        ----------------------------------------------------------------------------
                                        Total Colorado                                                     2,212,130
                                        ============================================================================
District of Columbia (1.7%)
     3,620,000      District of Columbia, Howard University
                    Revenue Bonds..........................................  7.250         10/1/2020       3,914,125
     3,700,000      District of Columbia, Howard University
                    Revenue Bonds..........................................  7.250         10/1/2011       4,019,125
                                        ----------------------------------------------------------------------------
                                        Total District of Columbia                                         7,933,250
                                        ============================================================================
Florida (2.2%)
     1,200,000      Dade County,Florida Aviation Miami International
                    Airport Series B(FSAInsured) (Subject to 'AMT')........  5.125         10/1/2017       1,159,500
     2,750,000      Dade County,Florida Aviation Revenue Bonds
                    (FSAInsured)(Subject to 'AMT').........................  5.375         10/1/2010       2,805,000
     2,200,000      Lakeland, Florida Regional Medical Center Revenue
                    Bonds (MBIAInsured)....................................  5.000        11/15/2017       2,112,000
     1,750,000      Manatee County, Florida Revenue Bonds
                    (Subject to 'AMT').....................................  7.200          5/1/2028       1,962,187
     2,000,000      Orange County, Florida Health Facilities Authority
                    Bonds (MBIAInsured)....................................  6.250         10/1/2018       2,255,000
                                        ----------------------------------------------------------------------------
                                        Total Florida                                                     10,293,687
                                        ============================================================================
Georgia (3.5%)
     5,000,000      Cherokee County, Georgia Water and Sewer
                    Authority Revenue Bond.................................  5.200          8/1/2025       4,981,250
     4,000,000      Georgia Municipal Electric Authority Power
                    Revenue Bonds, Series Z (FGICInsured)..................  5.500          1/1/2012       4,205,000
     2,690,000      Georgia Municipal Electric Authority Special
                    Obligation Bonds, Series 1993 (AMBACInsured)...........  7.000          1/1/2008       3,207,825
     3,500,000      Municipal Electric Authority Georgia Revenue
                    Bonds (MBIAInsured)....................................  6.500          1/1/2012       4,029,375
                                        ----------------------------------------------------------------------------
                                        Total Georgia                                                     16,423,450
                                        ============================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    46

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount    Municipal Bonds (99.7%)                          Interest Rate     Maturity Rate    Market Value
====================================================================================================================
Illinois (10.8%)
$    7,400,000      Chicago, Illinois OOHare International Airport
                    Revenue Bonds (MBIAInsured) (Subject to 'AMT').........  5.700%         1/1/2008      $7,714,500
     2,500,000      Chicago, Illinois Single Family Mortgage Revenue
                    Bonds (GNMACollateral)(Subject to 'AMT')...............  7.250          9/1/2028       2,815,625
     2,250,000      Cook County, Illinois General Obligation Bonds
                    (FGICInsured)..........................................  5.500        11/15/2022       2,250,000
       880,000      Cook County, Illinois School District #99 -
                    Cicero G.O. Bonds (FGICInsured)........................  8.500         12/1/2006       1,123,100
     1,000,000      Cook County, Illinois School District #99 -
                    Cicero G.O. Bonds (FGICInsured)........................  8.500         12/1/2007       1,290,000
     1,080,000      Cook County, Illinois School District #99 -
                    Cicero G.O. Bonds (FGICInsured)........................  8.500         12/1/2009       1,422,900
     1,250,000      Cook County, Illinois School District #99 -
                    Cicero G.O. Bonds (FGICInsured)........................  8.500         12/1/2011       1,690,625
     1,565,000      Cook County, Illinois School District #99 -
                    Cicero G.O. Bonds (FGICInsured)........................  8.500         12/1/2014       2,159,700
     1,815,000      Cook County, Illinois School District #99 -
                    Cicero G.O. Bonds (FGICInsured)........................  8.500         12/1/2016       2,525,118
     3,620,000      DuPage County, Illinois Stormwater Project,
                    G.O. Bonds.............................................  5.600          1/1/2021       3,823,625
     9,400,000      Hoffman Estates, Illinois Tax Increment
                    Revenue Bonds..........................................  0.000         5/15/2003       7,202,750
     3,000,000      Illinois Regional Transit Authority Revenue
                    Bonds, Series A (FGICInsured)..........................  6.700         11/1/2021       3,573,750
    10,650,000      Metropolitan Pier and Exposition Center,
                    Illinois Revenue Bonds.................................  7.000          7/1/2026       12,580,313
                                        -----------------------------------------------------------------------------
                                        Total Illinois                                                     50,172,006
                                        =============================================================================
Indiana (2.6%)
       500,000      Indiana Municipal Power Revenue Bonds
                    (MBIA Insured).........................................  5.500          1/1/2016          515,625
     1,420,000      Indiana State Toll Road Revenue Bonds
                    (Escrowed to Maturity).................................  9.000          1/1/2015        1,989,775
     4,550,000      Indiana Transportation Finance Authority
                    Revenue Bonds (MBIA Insured)...........................  7.250          6/1/2015        5,533,938
     1,500,000      Indianapolis, Indiana Bond Bank Revenue Bonds..........  6.500          1/1/2013        1,721,250
     2,000,000      Lawrence Township Indiana Metropolitan School
                    District G.O. Bonds....................................  6.875          7/5/2011        2,330,000
                                        -----------------------------------------------------------------------------
                                        Total Indiana                                                      12,090,588
                                        =============================================================================
Kansas (0.5%)
     2,000,000      Sedgwick and Shawnee Counties, Kansas Single
                    Family Revenue Mortgage Bonds Series A-1
                    (Subject to 'Amt').....................................  5.500          6/1/2029        2,192,500
                                        -----------------------------------------------------------------------------
                                        Total Kansas                                                        2,192,500
                                        =============================================================================
Louisiana (0.3%)
     1,545,000      Jefferson Parish, Louisiana Revenue Bond
                    (Subject to 'AMT').....................................  5.850         12/1/2028        1,562,381
                                        -----------------------------------------------------------------------------
                                        Total Louisiana                                                     1,562,381
                                        =============================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

47    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount    Municipal Bonds (99.7%)                          Interest Rate     Maturity Rate    Market Value
====================================================================================================================
Massachusetts (1.0%)
$    5,000,000      Massachusetts State Turnpike Authority
                    Metropolitan Highway Systems Series A Revenue
                    Bonds (MBIA Insured)...................................  5.000%         1/1/2037      $4,706,250
                                        ----------------------------------------------------------------------------
                                        Total Massachusetts                                                4,706,250
                                        ============================================================================
Michigan (2.9%)
     1,950,000      Battle Creek, Michigan Downtown Development
                    Authority Tax Allocation Bonds (MBIA Insured)..........  5.125          5/1/2020       1,862,250
     2,910,000      Battle Creek, Michigan Tax Increment Allocation
                    Bonds (MBIA Insured)...................................  5.000          5/1/2016       2,786,325
       740,000      Battle Creek, Michigan Tax Increment Allocation
                    Bonds (MBIA Insured)...................................  5.100          5/1/2010         734,450
       730,000      Battle Creek, Michigan Tax Increment Allocation
                    Bonds (MBIA Insured)...................................  5.000          5/1/2009         728,175
       775,000      Battle Creek, Michigan Tax Increment Allocation
                    Bonds (MBIA Insured)...................................  5.200          5/1/2011         769,188
       800,000      Battle Creek, Michigan Tax Increment Allocation
                    Bonds (MBIA Insured)...................................  5.250          5/1/2012         799,000
       790,000      Clare County, Michigan General Obligation Bonds........  5.100          7/1/2008         789,013
     5,500,000      Michigan Public Power Agency Revenue Refunding
                    Bonds (Belle River Project) (MBIA Insured).............  5.000          1/1/2019       5,190,625
                                        ----------------------------------------------------------------------------
                                        Total Michigan                                                    13,659,026
                                        ============================================================================
Minnesota (0.4%)
     1,675,000      Alexandria Minnesota Independent School District
                    Number 206 General Obligation Bonds....................  6.300          2/1/2012       1,823,656
       250,000      Minneapolis, Minnesota Community Development
                    Agency General Obligation LTD Bonds....................  5.500          6/1/2012         249,688
                                        ----------------------------------------------------------------------------
                                        Total Minnesota                                                    2,073,344
                                        ============================================================================
Missouri (2.1%)
     5,885,000      Missouri State Housing Development Community
                    Single Family Mortgage Revenue Bonds
                    (Subject to 'AMT').....................................  7.300          3/1/2028       6,701,544
     2,000,000      Missouri State Housing Development Community
                    Single Family Mortgage Series C-1 Revenue
                    Bonds..................................................  6.550          9/1/2028       2,180,000
     1,060,000      Missouri State Housing Development Revenue
                    Bonds..................................................  9.375          4/1/2016       1,130,225
                                        ----------------------------------------------------------------------------
                                        Total Missouri                                                    10,011,769
                                        ============================================================================
Montana (1.0%)
     3,270,000      Montana State Board Housing Revenue Bonds,
                    Single Family Program, Series B-1......................  6.300          6/1/2008       3,519,338
     1,000,000      Montana State Housing Revenue Bonds....................  6.400         12/1/2012       1,061,250
                                        ----------------------------------------------------------------------------
                                        Total Montana                                                      4,580,588
                                        ============================================================================
New Jersey (0.4%)
     1,895,000      Union City, New Jersey Series A General Obligation
                    Bonds (MBIA Insured)...................................  5.250          9/1/2006       1,987,381
                                        ----------------------------------------------------------------------------
                                        Total New Jersey                                                   1,987,381
                                        ============================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    48

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount    Municipal Bonds (99.7%)                                      Interest Rate      Maturity Date      Market Value
===================================================================================================================================
New Mexico (0.6%)
$    2,275,000      New Mexico Mortgage Finance Authority
                    Revenue Bonds, Series 1995 F........................................ 7.000%          1/1/2026        $2,718,625
                                                                              ------------------------------------------------------
                                                                              Total New Mexico                            2,718,625
                                                                              ======================================================
New York (14.6%)
     5,000,000      New York Dormitory Authority State University
                    Educational Facilities Revenue Bonds................................ 5.250          5/15/2019         4,912,500

     3,500,000      New York Dormitory Authority State University
                    Revenue Bonds....................................................... 5.875          5/15/2011         3,771,250

     5,000,000      New York Dormitory Authority State University
                    Revenue Bonds....................................................... 5.875          5/15/2017         5,368,750

     2,000,000      New York Dormitory Authority State University
                    Revenue Bonds....................................................... 7.500          5/15/2013         2,472,500

     4,795,000      New York State Local Government Assistance
                    Corporation, Refunding Revenue Bonds
                    (MBIA Insured)...................................................... 5.000           4/1/2021         4,525,281

     3,000,000      New York State Local Government Assistance
                    Corporation, Refunding Revenue Bonds
                    (MBIA Insured)...................................................... 5.250           4/1/2016         3,033,750

     3,000,000      New York State Medical Care Facilities, Finance
                    Agency Revenue Bonds, Mental Health Services
                    (FSA Insured)....................................................... 5.375          2/15/2014         2,996,250

     9,000,000      New York State Thruway Revenue Bonds................................ 5.600           4/1/2005         9,405,000

    11,000,000      New York, New York Revenue Notes Series A........................... 4.500          6/30/1998        11,053,790

     6,915,000      Triborough Bridge & Tunnel Authority Revenue
                    Bonds............................................................... 5.000           1/1/2020         6,681,619

     5,000,000      Triborough Bridge & Tunnel Authority Revenue
                    Bonds............................................................... 5.000           1/1/2017         4,800,000

     7,450,000      Triborough Bridge and Tunnel Authority,
                    New York Convention Center Project Bonds,
                    Series 1990 E....................................................... 7.250           1/1/2010         8,809,625
                                                                              ------------------------------------------------------
                                                                              Total New York                             67,830,315
                                                                              ======================================================
North Carolina (0.5%)
     1,845,000      North Carolina Eastern Municipal Power
                    Agency Revenue Bonds (FSA Insured).................................. 7.500           1/1/2010         2,285,494
                                                                              ------------------------------------------------------
                                                                              Total North Carolina                        2,285,494
                                                                              ======================================================
Oregon (1.2%)
     5,000,000      Washington County, Oregon Unified Sewerage
                    Agency Sr. Lien Series A Revenue Bonds
                    (AMBAC Insured)..................................................... 6.125          10/1/2012         5,506,250
                                                                              ------------------------------------------------------
                                                                              Total Oregon                                5,506,250
                                                                              ======================================================
Pennsylvania (1.9%)
     1,365,000      Pennsylvania Housing Finance Agency Revenue
                    Bonds (Subject to 'AMT')............................................ 6.750          10/1/2009         1,528,800

     1,455,000      Pennsylvania Housing Finance Agency Revenue
                    Bonds (Subject to 'AMT')............................................ 6.750          10/1/2010         1,625,963

     2,000,000      Philadelphia Pennsylvania Hospital Authority
                    Children's Hospital Revenue Bonds................................... 5.000          2/15/2021         1,875,000

The accompanying notes to the financial statements are an integral part of this schedule.

49    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997



Principal Amount    Municipal Bonds(99.7%)                                     Interest Rate       Maturity Date     Market Value
===================================================================================================================================
Pennsylvania (1.9%) - continued
$    3,945,000      Philadelphia, Pennsylvania Industrial Development
                    Authority Revenue Bonds (The Girard Coal
                    Project)..................................................  5.375%           11/15/2012           $ 4,068,281
                                                               --------------------------------------------------------------------
                                                               Total Pennsylvania                                       9,098,044
                                                               ====================================================================


South Carolina (1.8%)
     9,000,000      South Carolina State Public Service Authority
                    Series A Revenue Bonds (MBIA Insured).....................  5.000              1/1/2029             8,538,750
                                                               --------------------------------------------------------------------
                                                               Total South Carolina                                     8,538,750
                                                               ====================================================================
Tennessee (2.3%)
     5,705,000      Tennessee Housing Development Agency Revenue
                    Bonds (Subject to 'AMT')..................................  0.000              1/1/2007             3,544,231
     1,175,000      Tennessee Housing Development Agency Revenue
                    Bonds (Subject to 'AMT')..................................  0.000              1/1/2008               687,375
     5,895,000      Tennessee Housing Development Agency Revenue
                    Bonds (Subject to 'AMT')..................................  0.000              7/1/2007             3,573,844
     4,535,000      Tennessee Housing Development Agency Revenue
                    Bonds (Subject to 'AMT')..................................  0.000              7/1/2006             2,908,069
                                                               --------------------------------------------------------------------
                                                               Total Tennessee                                         10,713,519
                                                               ====================================================================
Texas (9.0%)
     2,000,000      Houston, Texas Airport System Special Facility
                    Revenue Bonds (Subject to 'AMT') (FSA Insured)............  5.375             7/15/2010             2,035,000
     3,300,000      Houston, Texas Airport Systems Special Facilities
                    Revenue Bonds (FSA Insured) (Subject to 'AMT')............  5.375             7/15/2011             3,333,000
     5,000,000      Keller Texas Independent School District G.O.
                    Bonds (PSF Guaranteed)....................................  5.125             8/15/2025             4,818,750
    16,000,000      Texas State Tax and Revenue Series A Notes................  4.750             8/31/1998            16,125,440
     7,880,000      Waco Texas Health Facilities Development
                    Corporation (Daughters of Charity System).................  5.000             11/1/2020             7,545,100
     7,050,000      Wylie Texas Independent School District G.O.
                    Bonds (PSF Guaranteed)....................................  7.000             8/15/2024             8,371,875
                                                               --------------------------------------------------------------------
                                                               Total Texas                                             42,229,165
                                                               ====================================================================
Utah (2.9%)
     5,325,000      Intermountain Power Agency Special Obligation
                    Revenue Bonds, Series 1986 A (MBIA Insured)...............  5.000              7/1/2021             4,879,031
     3,800,000      Intermountain Power Agency Special Obligation
                    Revenue Bonds, Series 1986 C..............................  5.000              7/1/2018             3,524,500
       515,000      Intermountain Power Agency Utah 1986 Series B
                    Revenue Bonds.............................................  5.000              7/1/2016               482,813
       575,000      Intermountain Power Agency Utah 1986 Series B
                    Revenue Bonds.............................................  5.000              7/1/2016               549,125
     2,000,000      Intermountain Power Agency Utah Power Supply
                    Revenue Bond..............................................  6.000              7/1/2015             2,001,400
       410,000      Intermountain Power Agency Utah Revenue Bonds.............  5.000              7/1/2023               377,713
     1,385,000      Utah State Housing Finance Agency.........................  7.250              7/1/2011             1,509,650
                                                               --------------------------------------------------------------------
                                                               Total Utah                                              13,324,232
                                                               ====================================================================

The accompanying notes to the financial statements are an integral part of this schedule. The AAL Mutual Funds Semi-Annual Report 50

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997




Principal Amount    Municipal Bonds (99.7%)                             Interest Rate         Maturity Date          Market Value
===================================================================================================================================
Virginia (1.6%)
$    3,000,000      Fairfax County, Virginia Development Authority
                    Revenue Bonds.............................................  5.250%            8/15/2019           $ 2,992,500
     4,300,000      Metropolitan Washington D.C. Airport
                    Authority, Virginia Revenue Bonds (FGIC Insured)
                    (Subject to 'AMT')........................................  5.250             10/1/2011             4,326,875
                                                               --------------------------------------------------------------------
                                                               Total Virginia                                           7,319,375
                                                               ====================================================================

Washington (6.0%)
     1,330,000      Chelan County, Washington Public District
                    Number 1 Revenue Bonds (Subject to 'AMT').................  4.850              7/1/2032             1,331,663
     2,275,000      Pierce County, Washington School District G.O.
                    Bonds (AMBAC Insured).....................................  5.450             12/1/2013             2,388,750
     5,000,000      Washington State G.O. Bonds...............................  6.750              2/1/2015             5,906,250
    10,000,000      Washington State Public Power Supply System
                    Project #2, Revenue Bonds, Series 1994 A..................  6.000              7/1/2007            10,975,000
     6,195,000      Washington State Public Power Supply System
                    Project #3 Revenue Bonds (AMBAC Insured)..................  5.700              7/1/2009             6,558,956
     1,000,000      Washington State Series A General Obligation
                    Bonds.....................................................  5.750              2/1/2017             1,016,250
                                                               --------------------------------------------------------------------
                                                               Total Washington                                        28,176,869
                                                               ====================================================================
Wisconsin (2.7%)
     1,990,000      Wisconsin Housing and Economic Development
                    Authority Home Ownership Revenue Bonds,
                    Series 1990 D.............................................  7.750              9/1/2010             2,109,400
    10,500,000      Wisconsin State Operating Notes...........................  4.500             6/15/1998            10,545,150
                                                               --------------------------------------------------------------------
                                                               Total Wisconsin                                         12,654,550
                                                               ====================================================================
Wyoming (2.3%)
       570,000      Wyoming Community Development Authority
                    Revenue Bonds.............................................  5.750              6/1/2007               615,600
     3,930,000      Wyoming Community Development Authority
                    Single Family Mortgage Revenue Bonds,
                    Series B..................................................  6.650              6/1/2013             4,229,663
     5,765,000      Wyoming State Farm Loan Board Capital
                    Projects Facilities Revenue Bonds.........................  5.750             10/1/2020             6,010,013
                                                               --------------------------------------------------------------------
                                                               Total Wyoming                                           10,855,276
                                                               ====================================================================

                                                               --------------------------------------------------------------------
                                                               Total Municipal Bonds
                                                               (amortized cost basis $435,948,522)                    465,479,999
                                                               ====================================================================

                    Short-Term Tax-Exempt Variable Rate Obligations (0.3%)
                    ============================================================================
     1,496,361      Strong Municipal Money Market...............................................                        1,496,361
                                                               --------------------------------------------------------------------
                                                               Total Short-Term Tax-Exempt Variable
                                                               Rate Obligations (cost basis $1,496,361)                 1,496,361
                                                               ====================================================================

                                                               ====================================================================
                                                               TOTAL INVESTMENTS (100%)
                                                               (amortized cost basis $437,444,883)                   $466,976,360
                                                               ====================================================================


The accompanying notes to the financial statements are an integral part of this schedule.

51   The AAL Mutual Funds Semi-Annual Report

The AAL High Yield Bond Fund
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as "junk bonds."

Principal Amount  Long-Term Fixed-Income Obligations (96.4%)            Interest Rate   Maturity Date  Market Value
===================================================================================================================
Auto Manufacturing (1.7%)
    $  500,000    Advanced Accessory Systems*.................................  9.750%      10/1/2007    $  493,750
       500,000    Collins & Aikman Products................................... 11.500       4/15/2006       567,500
       500,000    Walbro Corporation..........................................  9.875       7/15/2005       515,000
                                                                 --------------------------------------------------
                                                                 Total Auto Manufacturing                 1,576,250
                                                                 ==================================================
Basic Materials (5.7%)
       600,000    Four M Corporation.......................................... 12.000        6/1/2006       639,000
       750,000    Indah Kiat Finance Muritius Ltd.*........................... 10.000        7/1/2007       675,000
       500,000    Maxxam Group Holdings, Inc.................................. 12.000        8/1/2003       533,750
     1,000,000    Riverwood International Corporation......................... 10.250        4/1/2006     1,017,500
       750,000    Stone Container Corporation................................. 10.750       10/1/2002       798,750
     1,000,000    Sweetheart Cup Company, Inc................................. 10.500        9/1/2003       995,000
       750,000    Tjiwi Kimia Finance Mauritius Ltd.*......................... 10.000        8/1/2004       675,000
                                                                 --------------------------------------------------
                                                                 Total Basic Materials                    5,334,000
                                                                 ==================================================
Chemicals (4.3%)
       750,000    General Chemical, Inc.......................................  9.250       8/15/2003       772,500
       750,000    LaRoche Industries, Inc.*...................................  9.500       9/15/2007       750,000
       500,000    PCI Chemicals Canada, Inc.*.................................  9.250      10/15/2007       495,000
       750,000    Pioneer Americas Acquistion Corporation.....................  9.250       6/15/2007       742,500
       500,000    Sterling Chemicals, Inc..................................... 11.750       8/15/2006       553,750
       750,000    Trikem S.A.*................................................ 10.625       7/24/2007       703,125
                                                                 --------------------------------------------------
                                                                 Total Chemicals                          4,016,875
                                                                 ==================================================
Construction (4.5%)
       500,000    American Builders & Contractors Supply Co., Inc............. 10.625       5/15/2007       520,000
       500,000    Building Materials Corporation*.............................  8.000      10/15/2007       492,500
       500,000    Fortress Group, Inc......................................... 13.750       5/15/2003       555,000
       500,000    MMI Products, Inc........................................... 11.250       4/15/2007       535,000
       500,000    Neenah Corporation.......................................... 11.125        5/1/2007       542,500
       750,000    Omega Cabinets, Ltd.*....................................... 10.500       6/15/2007       783,750
       750,000    Williams Scotsman, Inc......................................  9.875        6/1/2007       765,000
                                                                 --------------------------------------------------
                                                                 Total Construction                       4,193,750
                                                                 ==================================================
Consumer Products (2.2%)
     1,000,000    Doskocil Manufacturing Company, Inc.*....................... 10.125       9/15/2007     1,030,000
     1,000,000    Ekco Group, Inc.............................................  9.250        4/1/2006     1,025,000
                                                                 --------------------------------------------------
                                                                 Total Consumer Products                  2,055,000
                                                                 ==================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    52

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount     Long-Term Fixed-Income Obligations (96.4%)      Interest Rate    Maturity Date      Market Value
=====================================================================================================================
Containers (1.7%)
    $1,000,000      Anchor Glass Containers Corporation*.................. 11.250%         4/1/2005        $1,090,000
       500,000      Plastic Containers, Inc............................... 10.000        12/15/2006           528,750
                                                               ------------------------------------------------------
                                                               Total Containers                            1,618,750
                                                               ======================================================
Energy (8.1%)
       500,000      Amerigas Partners, L.P................................ 10.125        4/15/2007           535,000
       500,000      Anker Coal Group, Inc.*...............................  9.750        10/1/2007           502,500
       750,000      Belco Oil & Gas Corporation*..........................  8.875        9/15/2007           746,250
       500,000      Coho Energy, Inc......................................  8.875       10/15/2007           491,250
       500,000      Dawson Production Services, Inc.......................  9.375         2/1/2007           525,000
       500,000      Nuevo Energy Company..................................  9.500        4/15/2006           531,250
       500,000      Panaco, Inc.*......................................... 10.625        10/1/2004           500,000
       500,000      Pride Petroleum Services, Inc.........................  9.375         5/1/2007           532,500
       750,000      Southwest Royalties, Inc.*............................ 10.500       10/15/2004           744,375
     1,000,000      Statia Terminals International N.V.................... 11.750       11/15/2003         1,060,000
       750,000      Transamerican Energy Corporation*..................... 11.500        6/15/2002           768,750
       500,000      XCL Limited*.......................................... 13.500         5/1/2004           650,000
                                                               ------------------------------------------------------
                                                               Total Energy                                7,586,875
                                                               ======================================================
Financials (4.4%)
       750,000      Cityscape Financial Corporation....................... 12.750         6/1/2004           525,000
       750,000      Emergent Group, Inc.*................................. 10.750        9/15/2004           735,000
       500,000      First Nationwide Holdings, Inc........................  9.125        1/15/2003           517,500
     1,000,000      Imperial Credit Capital Trust*........................ 10.250        6/14/2002         1,043,008
       750,000      Olympic Financial Limited............................. 11.500        3/15/2007           768,750
       500,000      Penncorp Financial Group, Inc.........................  9.250       12/15/2003           520,000
                                                               ------------------------------------------------------
                                                               Total Financials                            4,109,258
                                                               ======================================================
Food & Beverages (4.4%)
       500,000      Coca-Cola Femsa S.A...................................  8.950        11/1/2006           521,902
     1,500,000      Envirodyne Industries, Inc............................ 12.000        6/15/2000         1,545,000
       500,000      Southern Foods Group, L.P.*...........................  9.875         9/1/2007           515,000
     1,000,000      Specialty Foods Corporation........................... 10.250        8/15/2001         1,000,000
       500,000      Tom's Foods, Inc.*.................................... 10.500        11/1/2004           501,250
                                                               ------------------------------------------------------
                                                               Total Food & Beverages                      4,083,152
                                                               ======================================================
Food Retailers (3.3%)
       750,000      DiGiorgio Corporation................................. 10.000        6/15/2007           733,125
     1,000,000      Duane Reade Corporation............................... 12.000        9/15/2002         1,030,000
       750,000      Fleming Companies, Inc.*.............................. 10.500        12/1/2004           780,000
       500,000      Fleming Companies, Inc................................ 10.625       12/15/2001           530,000
                                                               ------------------------------------------------------
                                                               Total Food Retailers                        3,073,125
                                                               ======================================================

The accompanying notes to the financial statements are an integral part of this schedule.

53    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Principal Amount    Long-Term Fixed-Income Obligations (96.4%)   Interest Rate      Maturity Date      Market Value
===================================================================================================================
Health Care (3.4%)
$      500,000      ICN Pharmaceuticals, Inc.*.........................  9.250%         8/15/2005          $525,000
     1,000,000      Integrated Health Services, Inc....................  9.500          9/15/2007         1,032,500
     1,000,000      Tenet Healthcare Corporation....................... 10.125           3/1/2005         1,092,500
       500,000      Urohealth Systems, Inc.*........................... 12.500           4/1/2004           485,000
           500      Urohealth Systems, Inc. Warrants...................                                       2,500
                                                           --------------------------------------------------------
                                                           Total Health Care                              3,137,500
                                                           ========================================================
Leisure (7.7%)
       500,000      Boyd Gaming Corporation............................  9.250          10/1/2003           512,500
       750,000      Cinemark USA, Inc..................................  9.625           8/1/2008           772,500
       750,000      Grand Casinos, Inc................................. 10.125          12/1/2003           793,125
     1,000,000      HMH Properties, Inc................................  9.500          5/15/2005         1,030,000
       500,000      Livent, Inc.*......................................  9.375         10/15/2004           505,000
       570,000      Prime Hospitality Corporation......................  9.250          1/15/2006           592,800
     1,000,000      Riviera Holdings Corporation*...................... 10.000          8/15/2004         1,005,000
     1,000,000      Trump Atlantic City Associates Funding, Inc........ 11.250           5/1/2006           985,000
       987,067      United Artists Theatre Circuit, Inc................ 11.500           5/1/2002         1,009,461
                                                           --------------------------------------------------------
                                                           Total Leisure                                  7,205,386
                                                           ========================================================
Media (2.4%)
       500,000      Big Flower Press*..................................  8.875           7/1/2007           503,750
       750,000      Hollinger International Publishing, Inc............  8.625          3/15/2005           765,000
     1,000,000      T/SF Communications Corporation.................... 10.375          11/1/2007           975,000
                                                           --------------------------------------------------------
                                                           Total Media                                    2,243,750
                                                           ========================================================
Media-Broadcasting (4.2%)
     1,000,000      Allbritton Communications, Inc.....................  9.750         11/30/2007         1,000,000
       750,000      Capstar Broadcasting...............................  9.250           7/1/2007           753,750
       500,000      SFX Broadcasting, Inc.............................. 10.750          5/15/2006           545,000
     1,000,000      Spanish Broadcasting Systems, Inc.................. 12.500          6/15/2002         1,117,500
       500,000      TV Azteca, S.A. de C.V............................. 10.500          2/15/2007           520,000
                                                           --------------------------------------------------------
                                                           Total Media-Broadcasting                       3,936,250
                                                           ========================================================
Media-Cable (5.6%)
       750,000      Adelphia Communications Corporation................  9.875           3/1/2007           768,750
       750,000      Cablevision Systems Corporation.................... 10.500          5/15/2016           841,875
     1,000,000      Century Communications Corporation.................  8.750          10/1/2007         1,000,000
     1,000,000      James Cable Partners, L.P.*........................ 10.750          8/15/2004         1,042,500
       750,000      Jones Intercable, Inc..............................  8.875           4/1/2007           780,000
       750,000      TCI Satellite Entertainment, Inc................... 10.875          2/15/2007           772,500
                                                           --------------------------------------------------------
                                                           Total Media-Cable                              5,205,625
                                                           ========================================================

The accompanying notes to the financial statements are an integral part of this schedule. The AAL Mutual Funds Semi-Annual Report 54

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Principal Amount      Long-Term Fixed-Income Obligations (96.4%)    Interest Rate   Maturity Date    Market Value
=================================================================================================================
Metals-Diversified (3.7%)
$      1,000,000      Algoma Steel Corporation............................12.375%       7/15/2005      $1,150,000
       1,000,000      Bayou Steel Corporation.............................10.250         3/1/2001       1,025,000
         500,000      Wells Aluminum Corporation*.........................10.125         6/1/2005         512,500
         750,000      Wheeling-Pittsburgh Corporation..................... 9.375       11/15/2003         765,938
                                                                -------------------------------------------------
                                                                Total Metals-Diversified                3,453,438
                                                                =================================================
Miscellaneous Manufacturing (8.9%)
         500,000      Atlantis Plastics, Inc..............................11.000        2/15/2003         502,500
       1,000,000      Glasstech, Inc......................................12.750         7/1/2004       1,070,000
         500,000      GSI Group, Inc.*....................................10.250        11/1/2007         505,000
       1,000,000      High Voltage Engineering Corporation*...............10.500        8/15/2004       1,030,000
         500,000      Interlake Corporation...............................12.125         3/1/2002         518,750
         750,000      Plastic Specialties & Technologies, Inc.............11.250        12/1/2003         813,750
         500,000      Precise Technology, Inc.*...........................11.125        6/15/2007         507,500
         901,000      Terex Corporation...................................13.250        5/15/2002       1,022,635
         500,000      Vicap, S.A. de C.V.*................................11.375        5/15/2007         512,500
       1,000,000      W.R. Carpenter North America, Inc...................10.625        6/15/2007       1,035,000
         795,000      Wyman-Gordon Company................................10.750        3/15/2003         837,731
                                                                -------------------------------------------------
                                                                Total Miscellaneous Manufacturing       8,355,366
                                                                =================================================
Pollution Control (1.6%)
       1,000,000      Envirosource, Inc................................... 9.750        6/15/2003         990,000
         500,000      HydroChem Industrial Services, Inc.*................10.375         8/1/2007         516,250
                                                                -------------------------------------------------
                                                                Total Pollution Control                 1,506,250
                                                                =================================================
Restaurants/Food Services (2.2%)
       1,500,000      AmeriServe Food Distribution, Inc.*................. 8.875       10/15/2006       1,512,500
         500,000      Apple South, Inc.................................... 9.750         6/1/2006         523,750
                                                                -------------------------------------------------
                                                                Total Restaurants/Food Services         2,036,250
                                                                =================================================
Retail Stores (3.5%)
         750,000      Brown Group, Inc.................................... 9.500       10/15/2006         766,875
         500,000      Central Tractor Farm & Company, Inc.................10.625         4/1/2007         517,500
       1,000,000      J Crew Operating Corporation........................10.375       10/15/2007       1,000,000
       1,000,000      The Pantry, Inc.....................................10.250       10/15/2007         980,000
                                                                -------------------------------------------------
                                                                Total Retail Stores                     3,264,375
                                                                =================================================
Technology (2.5%)
         500,000      American Banknote Corporation.......................10.375         6/1/2002         521,250
       1,000,000      Flextronics International Ltd.*..................... 8.750       10/15/2007         990,000
         750,000      Unisys Corporation..................................12.000        4/15/2003         840,000
                                                                -------------------------------------------------
                                                                Total Technology                        2,351,250
                                                                =================================================

The accompanying notes to the financial statements are an integral part of this schedule.

55    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Principal Amount             Long-Term Fixed-Income Obligations (96.4%)        Interest Rate   Maturity Date   Market Value
==============================================================================================================================
Telecommunications (5.6%)
    $  500,000               BTI Telecom Corporation*................................ 10.500%  9/15/2007       $   497,500
       750,000               Comcast Cellular Holdings, Inc..........................  9.500    5/1/2007           772,500
       500,000               Globalstar L.P.......................................... 11.375   2/15/2004           495,000
     1,000,000               Iridium Capital Corporation............................. 11.250   7/15/2005           930,000
       500,000               Powertel, Inc........................................... 11.125    6/1/2007           527,500
       750,000               Talton Holdings, Inc.................................... 11.000   6/30/2007           795,000
       500,000               Unifi Communications, Inc............................... 14.000    3/1/2004           470,000
           500               Unifi Communications, Inc. Warrants.....................                                7,500
       750,000               USA Mobile Communications, Inc..........................  9.500    2/1/2004           720,000
                                                                      --------------------------------------------------------
                                                                      Total Telecommunications                   5,215,000
                                                                      ========================================================
Textiles (1.6%)
       750,000               Anvil Knitwear, Inc..................................... 10.875   3/15/2007           768,750
       750,000               Polysindo International Finance Company
                             B.V. Guaranteed Secured Notes...........................  9.375   7/30/2007           675,000
                                                                      --------------------------------------------------------
                                                                      Total Textiles                             1,443,750
                                                                      ========================================================

Transportation (3.2%)
       500,000               Allied Holdings, Inc.*..................................  8.625   10/1/2007           508,750
     1,000,000               Atlas Air, Inc.*........................................ 10.750    8/1/2005         1,055,000
       750,000               Petro Stopping Center, L.P.............................. 10.500    2/1/2007           783,750
       650,000               TFM, S.A. de C.V.*...................................... 10.250   6/15/2007           643,500
                                                                      --------------------------------------------------------
                                                                      Total Transportation                       2,991,000
                                                                      ========================================================
                                                                      ========================================================
                                                                      Total Long-Term Fixed-
                                                                      Income Obligations
                                                                      (amortized cost basis $88,833,711)        89,992,225
                                                                      ========================================================

                             Short-Term Variable Rate Obligations (3.6%)
                             ===========================================================================
       747,630               American Family Insurance Company**........................................           747,630
       626,000               General Mills Corporation**................................................           626,000
       114,473               Warner Lambert Incorporated**..............................................           114,473
     1,881,692               Wisconsin Electric Power Company**.........................................         1,881,692
                                                                      --------------------------------------------------------
                                                                      Total Short-Term Variable Rate
                                                                      Obligations (cost basis $3,369,795)        3,369,795
                                                                      ========================================================
                                                                      ========================================================
                                                                      Total Investments (100%)
                                                                      (amortized cost basis $92,203,506)       $93,362,020
                                                                      ========================================================

* 144A Security
** Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    56

The AAL Money Market Fund
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997

Investment Objective

The Fund seeks a high level of current income, consistent with liquidity and the preservation of capital, by investing in a diversified portfolio of high-quality, short-term money market instruments.


Principal Amount   Commercial Paper (97.1%)                    Interest Rate Range*     Maturity Date Range      Market Value
==============================================================================================================================
$ 9,000,000        American Express Credit Corporation.................. 5.50-5.51%                12/8-2/23/98   $ 8,887,984
  8,500,000        American General Finance Corporation................. 5.51-5.56                 12/5-3/23/98     8,401,389
  8,500,000        Associates Corporation of North America.............. 5.48-5.51             12/10/97-1/15/98     8,425,747
  4,000,000        AT&T Company.........................................      5.45                  1/9-1/16/98     3,955,567
  7,000,000        Beneficial Corporation............................... 5.49-5.53               12/5/97-2/5/98     6,906,335
  2,500,000        Cargill Incorporated**...............................      5.48                     12/15/97     2,483,256
  9,000,000        Chrysler Financial Corporation....................... 5.49-5.52              11/18/97-2/3/98     8,900,594
  7,000,000        CIT Group Holdings, Inc.............................. 5.50-5.51                  1/6-1/28/98     6,912,489
  9,000,000        Coca-Cola Company.................................... 5.41-5.50              11/24/97-2/6/98     8,923,440
  9,000,000        Commercial Credit Company............................ 5.50-5.53               12/2/97-2/6/98     8,930,866
  5,500,000        Countrywide Home Loans, Inc.......................... 5.55-5.56               11/17-11/18/97     5,485,810
  2,000,000        CPC International**..................................      5.50                     12/18/97     1,985,639
  6,000,000        Eaton Corporation**.................................. 5.50-5.51               12/11-12/17/97     5,959,151
  9,000,000        Ford Motor Credit Corporation........................ 5.48-5.57               11/6/97-2/2/98     8,908,820
  9,000,000        General Electric Capital Corporation................. 5.50-5.56             11/19/97-1/30/98     8,921,042
 10,000,000        General Motors Acceptance Corporation................ 5.48-5.63             11/10/97-3/31/98     9,889,668
  2,000,000        Gillette Company**...................................      5.46                      11/5/97     1,998,787
  9,000,000        Heller Financial, Inc................................ 5.52-5.58               11/13-11/21/97     8,977,182
  9,000,000        Household Finance Corporation........................ 5.47-5.50               11/12-12/12/97     8,971,180
  9,000,000        International Business Machines
                   Credit Corporation................................... 5.47-5.52               11/7/97-1/8/98     8,941,111
  5,500,000        International Lease Finance Corporation..............      5.48              12/3/97-1/21/98     5,454,562
  9,000,000        John Deere Capital Corporation....................... 5.49-5.68               11/3/97-2/4/98     8,911,651
  8,500,000        Lucent Technologies Inc.............................. 5.47-5.50              11/5/97-1/16/98     8,442,838
  3,500,000        McGraw-Hill, Inc..................................... 5.49-5.52               11/14-11/25/97     3,490,524
  9,000,000        Merrill Lynch & Co., Inc............................. 5.53-5.56              11/5/97-1/27/98     8,901,987
  9,000,000        Norwest Financial, Inc............................... 5.52-5.58              1/22/98-2/13/98     8,864,123
  7,500,000        Sears Roebuck Acceptance Corporation................. 5.50-5.62              11/20/97-3/6/98     7,423,451
 10,000,000        Toyota Motor Credit Corporation...................... 5.46-5.55              11/4/97-3/27/98     9,901,025
  9,000,000        Walt Disney Company.................................. 5.50-5.53              12/30/97-3/4/98     8,889,235
                                                                 ------------------------------------------------------------
                                                                 Total Commercial Paper                           213,045,453
                                                                 ============================================================

                   Variable Rate Demand Notes (2.9%)
                   ========================================
  1,708,782        General Mills Corporation*...........................                                            1,708,782
    149,957        Sara Lee Corporation*................................                                              149,957

The accompanying notes to the financial statements are an integral part of this schedule.

57    The AAL Mutual Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1997


Principal Amount      Variable Rate Demand Notes (2.9%)             Market Value
================================================================================
$4,569,000            Warner Lambert Incorporated*................  $  4,569,000
     7,000            Wisconsin Electric Power Company*...........         7,000
                       ---------------------------------------------------------
                       Total Variable Rate Obligations                 6,434,739
                       =========================================================
                       ---------------------------------------------------------
                       Total Investments (100%)
                       (amortized cost basis $219,480,192)          $219,480,192
                       =========================================================

* The interest rate shown reflects the coupon rate or, for the securities purchased at a discount, the discount rate at the date of purchase.

**   4(2) commercial paper

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    58

Statement of Assets and Liabilities

AS OF OCTOBER 31, 1997

                                     The AAL                 The AAL                   The AAL                 The AAL
                         Capital Growth Fund      Mid Cap Stock Fund      Small Cap Stock Fund      International Fund
======================================================================================================================
Assets
Investments at value..........$2,192,140,714            $601,738,456               $94,932,576            $139,665,652
(Cost: $1,398,654,873,
$518,519,099,
$84,507,529, $144,137,173,
$125,701,510,
$373,943,566,
$437,444,883, $92,203,506,
and $219,480,192,
respectively)
Unamortized organization &
initial registration expenses.           --                    4,453                    26,594                  40,424
Dividend and interest
receivable....................     1,520,552                 350,444                    34,818                 406,400
Prepaid expenses..............       146,112                 113,256                    64,326                  71,807
Receivable from securities
sold..........................           --                5,908,175                 1,701,168                 386,704
Receivable for forward
contracts held................           --                      --                        --               45,152,472
Cash..........................       743,463                 367,336                   384,128                  80,566
----------------------------------------------------------------------------------------------------------------------
Total Assets..................$2,194,550,841            $608,482,120               $97,143,610            $185,804,025
======================================================================================================================
Liabilities
Payable for forward
currency contracts held.......    $      --             $        --                $       --              $45,484,118
Payable for investment
purchased.....................           --                7,425,344                 1,204,263                 342,128
Income distributions..........
payable.......................           --                      --                        --                      --
Redemptions payable...........           --                      --                        --                      --
Payable to affiliate..........     1,621,963                 532,569                    94,501                 168,868
Accrued expenses..............       601,911                 282,028                   100,123                 143,619
----------------------------------------------------------------------------------------------------------------------
Total Liabilities.............     2,223,874               8,239,941                 1,398,887              46,138,733
======================================================================================================================
Net Assets
Trust capital (beneficial
interest)..................... 1,298,338,939             458,270,115                80,353,134             133,312,517
Accumulated undistributed
net investment income (loss)..       473,194                (644,928)                 (419,026)                (46,161)
Accumulated net realized
gain (loss) on investments....   100,029,993              59,397,635                 5,385,568              11,199,339
Net unrealized appreciation
(depreciation) on:
     Investments..............   793,485,841              83,219,357                10,425,047              (4,471,521)
     Foreign currency
     contracts................           --                      --                        --                 (331,646)
     Foreign currency
     related transactions.....           --                      --                        --                    2,764
----------------------------------------------------------------------------------------------------------------------
Total Net Assets.............. 2,192,326,967             600,242,179                95,744,723             139,665,292
----------------------------------------------------------------------------------------------------------------------
Total Liabilities and
Capital.......................$2,194,550,841            $608,482,120               $97,143,610            $185,804,025
======================================================================================================================
Net Assets Class A............$2,165,051,915            $592,114,604               $86,977,816            $134,023,024
Shares of beneficial
interest outstanding
(Class A).....................    86,025,880              37,040,815                 6,461,181              11,749,297
Net asset value per share.....        $25.17                  $15.99                    $13.46                  $11.41
Maximum public offering
price.........................        $26.22                  $16.66                    $14.02                  $11.89
Net Assets Class B............   $27,275,052              $8,127,575                $8,766,907              $5,642,268
Shares of beneficial
interest outstanding
(Class B).....................     1,089,101                 511,474                   655,338                 498,097
Net asset value per share.....        $25.04                  $15.89                    $13.38                  $11.33

59    The AAL Mutual Funds Semi-Annual Report

           The AAL          The AAL                The AAL                 The AAL              The AAL
Equity Income Fund        Bond Fund    Municipal Bond Fund    High Yield Bond Fund    Money Market Fund
=======================================================================================================
      $146,717,621     $382,200,259           $466,976,360             $93,362,020         $219,480,192

             3,801               --                     --                  27,709                   --
           640,442        5,553,800              6,504,742               2,226,947                3,416
            49,812           49,983                 62,449                  50,888               85,327
         7,212,293        6,150,945              21,900,00               1,970,651
                --               --                     --                      --                   --
            55,714          425,723                 33,674                 229,076              794,580
-------------------------------------------------------------------------------------------------------
      $154,679,683     $394,380,710           $495,477,225             $97,867,291         $220,363,515
=======================================================================================================

      $         --     $         --           $         --             $        --         $         --
         3,063,115        9,214,130             46,547,521               3,395,919                   --
                --          441,042                303,755                 293,875                   --
                --               --                 34,398                      --            1,720,958
           101,788          247,714                276,865                  50,648               93,725
            61,511          117,132                191,187                  33,655              146,873
-------------------------------------------------------------------------------------------------------
         3,226,414       10,020,018             47,353,726               3,774,097            1,961,556
=======================================================================================================


       124,293,046      391,726,726            413,328,264              91,965,571          218,366,748

           555,170           96,451                 41,917                   2,019               35,211

         5,588,942      (15,719,178)             5,221,841                 967,090                   --

        21,016,111        8,256,693             29,531,477               1,158,514                   --
                --               --                     --                      --                   --
                --               --                     --                      --                   --
-------------------------------------------------------------------------------------------------------
       151,453,269      384,360,692            448,123,499              94,093,194          218,401,959
-------------------------------------------------------------------------------------------------------
      $154,679,683     $394,380,710           $495,477,225             $97,867,291         $220,363,515
=======================================================================================================
      $150,059,623     $383,510,252           $446,073,978             $87,856,956         $217,172,870

        12,106,401       38,377,918             38,925,247               8,476,592          217,172,870
            $12.39            $9.99                 $11.46                  $10.36                $1.00
            $12.91           $10.41                 $11.94                  $10.79                $1.00

        $1,393,646         $850,440             $2,049,521              $6,236,238           $1,229,089

           112,270           85,053                178,872                 601,460            1,229,089
            $12.41           $10.00                 $11.46                  $10.37                $1.00

                                   The AAL Mutual Funds Semi-Annual Report    60

Statement of Operations

FOR THE SIX MONTHS ENDED OCTOBER 31, 1997

                                                               The AAL           The AAL          The AAL           The AAL
                                                        Capital Growth     Mid Cap Stock  Small Cap Stock     International
                                                                  Fund              Fund             Fund              Fund
===========================================================================================================================
Investment Income
Dividends...............................................  $ 15,572,987      $  2,185,369      $   171,259      $  1,333,069
Taxable interest........................................       183,670           840,283           73,540           954,904
Tax exempt interest.....................................            --                --               --                --
---------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                     15,756,657         3,025,652          244,799         2,287,973
===========================================================================================================================

Expenses
Adviser fees............................................     5,925,288         1,949,065          280,371           172,978
Sub-Adviser fees........................................            --                --               --           518,934
Audit fees and legal fees...............................        13,350            13,631            8,457            14,111
Custody fees............................................        58,428            22,169            6,156           100,577
Administrative service and pricing fees.................        20,394            20,544           22,033            35,614
Amortization of organizational costs
& registration fees.....................................            --             3,697            3,654             7,406
Printing and postage expense............................        86,856            89,418           24,001            42,731
Distribution expense Class A............................     2,622,844           703,553           85,658           167,475
Distribution expense Class B............................        98,926            29,238           31,196            22,010
SEC and state registration expense......................        52,384            38,244           17,415            24,456
Transfer agent fees.....................................     1,229,952           639,240          144,627           202,038
Shareholder maintenance fees Class A....................       342,598           173,306           33,738            54,771
Shareholder maintenance fees Class B....................        10,250             4,810            4,983             3,646
Trustees fees and expenses..............................         3,206             3,206            3,206             3,206
Other expenses..........................................         9,135             4,059            3,050             4,918
---------------------------------------------------------------------------------------------------------------------------
Total Expenses                                              10,473,611         3,694,180          668,545         1,374,871
===========================================================================================================================

Less reimbursement from Adviser.........................            --                --               --                --
---------------------------------------------------------------------------------------------------------------------------
Total Net Expenses                                          10,473,611         3,694,180          668,545         1,374,871
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                 5,283,046          (668,528)        (423,746)          913,102
===========================================================================================================================

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments..............    74,624,894        36,575,430        6,013,971         4,483,964
Net realized gains (losses) on
foreign currency transactions...........................            --                --               --         2,923,448
Increase (decrease) in unrealized appreciation
on investments..........................................   234,492,683        84,118,835       13,711,666        (5,139,149)
Increase (decrease) in unrealized appreciation
on currency transactions................................            --                --               --        (3,906,524)
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gains
(Losses) on Investments                                    309,117,577       120,694,265       19,725,637        (1,638,261)
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting Operations                                      $314,400,623      $120,025,737      $19,301,891      $   (725,159)
===========================================================================================================================

61    The AAL Mutual Funds Semi-Annual Report

           The AAL          The AAL                The AAL                 The AAL              The AAL
Equity Income Fund        Bond Fund    Municipal Bond Fund    High Yield Bond Fund    Money Market Fund
=======================================================================================================
       $ 2,536,586      $        --            $        --              $       --           $       --
           454,356       13,425,487                132,929               3,489,163            5,834,675
                --               --             11,850,385                      --                   --
-------------------------------------------------------------------------------------------------------
         2,990,942       13,425,487             11,983,314               3,489,163            5,834,675
=======================================================================================================

           367,499        1,000,827              1,094,253                 211,117              515,325
                --               --                     --                      --                   --
            12,497           10,762                 12,256                  13,141                6,699
             3,741           14,768                  8,202                   1,397                5,923
            20,120           24,134                 27,495                  26,746               20,185

             4,552               --                     --                   3,351                   --
            18,068           29,869                 13,532                  15,350               22,419
           182,675          484,130                549,353                  82,498              128,187
             4,299            2,897                  6,808                  21,869                4,511
            17,060           16,590                 22,263                  10,600               30,301
           132,977          202,271                131,281                  25,167              206,795
            37,812           59,209                 34,932                   7,256               50,650
               569              264                    270                   1,384                  249
             3,206            3,206                  3,206                   3,206                3,206
             1,601            5,732                  4,292                   3,325                  686
-------------------------------------------------------------------------------------------------------
           806,676        1,854,659              1,908,143                 426,407              995,136
=======================================================================================================

                --               --                     --                 (61,490)            (402,239)
-------------------------------------------------------------------------------------------------------
           806,676        1,854,659              1,908,143                 364,917              592,897
=======================================================================================================

-------------------------------------------------------------------------------------------------------
         2,184,266       11,570,828             10,075,171               3,124,246            5,241,778
=======================================================================================================

         5,942,124        4,735,163              4,678,099               1,025,429                   --

                --               --                     --                      --                   --

         6,471,299        9,391,350             16,187,162               1,645,314

                --               --                     --                      --                   --
-------------------------------------------------------------------------------------------------------
        12,413,423       14,126,513             20,865,261               2,670,743                   --
=======================================================================================================

-------------------------------------------------------------------------------------------------------
       $14,597,689      $25,697,341            $30,940,432              $5,794,989           $5,241,778
=======================================================================================================

                                   The AAL Mutual Funds Semi-Annual Report    62

Statement of Changes in Net Assets

                                                                The AAL Capital Growth Fund            The AAL Mid Cap Stock Fund
                                                              Year Ended    Six Months Ended          Year Ended    Six Months Ended
                                                                 4/30/97            10/31/97             4/30/97            10/31/97
====================================================================================================================================
Operations
Net investment income (loss)........................      $    9,778,642      $    5,283,046        $  (4,314,133)     $   (668,528)
Net realized gains (losses) on
investment transactions.............................          63,871,032          74,624,894           57,272,939        36,575,430
Net realized gains (losses) on
foreign currency transactions.......................                  --                  --                   --                --
Increase (decrease) in unrealized appreciation
on investments......................................         221,360,237         234,492,683         (105,788,808)       84,118,835
Increase in unrealized appreciation on
foreign currency....................................                  --                  --                   --                --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                    295,009,911         314,400,623          (52,830,002)      120,025,737
====================================================================================================================================
Distributions to Shareholders
Distributions from net investment income
Class A.............................................          (9,778,642)         (4,791,934)                  --                --
Capital gains distributions Class A.................         (74,870,516)                 --          (78,919,695)               --
Distributions from net investment income
Class B.............................................                  --             (17,918)                  --                --
Capital gains distributions Class B.................                  --                  --                   --                --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                          (84,649,158)         (4,809,852)         (78,919,695)               --
====================================================================================================================================
Trust Shares Transactions
Purchase of trust shares............................         249,270,564         149,143,663          152,186,004        43,766,260
Income dividends reinvested.........................          11,253,149           4,763,372                   --                --
Capital gains distributions reinvested..............          72,686,041                  --           78,042,123                --
Redemption of trust shares..........................        (119,475,445)        (76,618,123)         (58,449,728)      (28,553,348)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                     213,734,309          77,288,912          171,778,399        15,212,912
====================================================================================================================================
Net Increase in Net Assets                                   424,095,062         386,879,683           40,028,702       135,238,649
====================================================================================================================================
Net Assets Beginning of Period                             1,381,352,222       1,805,447,284          424,974,828       465,003,530
====================================================================================================================================
Net Assets End of Period (1)                              $1,805,447,284      $2,192,326,967        $ 465,003,530      $600,242,179
====================================================================================================================================

(a)  Since inception July 1, 1996.
(b)  Prior to September 1, 1997, formerly The AAL Utilities Fund.
(1) Including undistributed income of $0 and $473,194 for The AAL Capital Growth Fund; $23,600 and $(644,928) for The AAL Mid Cap Stock Fund; $4,720 and $(419,026) for The AAL Small Cap Stock Fund; $(584,861) and $(46,161) for The AAL International Fund; and $447,037 and $526,642 for The AAL Equity Income Fund for each period, respectively.



63    The AAL Mutual Funds Semi-Annual Report

       The AAL Small Cap Stock Fund              The AAL International Fund              The AAL Equity Income Fund
     Period Ended     Six Months Ended        Period Ended     Six Months Ended        Year Ended     Six Months Ended
       4/30/97(a)             10/31/97             4/30/97             10/31/97           4/30/97          10/31/97(b)
======================================================================================================================

      $  (259,744)         $  (423,746)       $    765,721         $    913,102      $  4,594,264        $  2,184,266

          356,648            6,013,971           4,041,492            4,483,964           487,429           5,942,124

               --                   --             843,337            2,923,448

       (3,286,619)          13,711,666          (2,584,263)          (5,139,149)        4,767,805           6,471,299

               --                   --           3,285,289           (3,906,524)                                   --
----------------------------------------------------------------------------------------------------------------------

       (3,189,715)          19,301,891           6,351,576             (725,159)        9,849,498          14,597,689
======================================================================================================================

               --                   --          (2,818,054)                  --        (4,697,577)         (2,065,609)
         (726,525)                  --            (509,864)                  --                --                  --

               --                   --                  --                   --              (837)            (10,524)
               --                   --                  --                   --                --                  --
----------------------------------------------------------------------------------------------------------------------
         (726,525)                  --          (3,327,918)                  --        (4,698,414)         (2,076,133)
======================================================================================================================

       53,019,419           32,094,655          63,370,618           30,244,559        32,639,353          13,842,237
               --                   --           2,756,776                   --         4,372,914           1,916,993
          721,583                   --             498,910                   --                --                  --
       (1,942,828)          (3,533,757)         (8,013,407)          (8,607,848)      (21,932,369)        (11,518,885)
----------------------------------------------------------------------------------------------------------------------
       51,798,174           28,560,898          58,612,897           21,636,711        15,079,898           4,240,345
======================================================================================================================
       47,881,934           47,862,789          61,636,555           20,911,552        20,230,982          16,761,901
======================================================================================================================
               --           47,881,934          57,117,185          118,753,740       114,460,386         134,691,368
======================================================================================================================
      $47,881,934          $95,744,723        $118,753,740         $139,665,292      $134,691,368        $151,453,269
======================================================================================================================



                                   The AAL Mutual Funds Semi-Annual Report    64

                                                                  The AAL Bond Fund              The AAL Municipal Bond Fund
                                                            Year Ended     Six Months Ended    Period Ended   Six Months Ended
                                                            4/30/97        10/31/97            4/30/97        10/31/97
===============================================================================================================================
Operations
Net investment income (loss).............................  $ 25,509,886     $ 11,570,828       $ 19,810,749    $ 10,075,171
Net realized gains (losses) on
investment transactions..................................    (4,679,871)       4,735,163          2,734,930       4,678,099
Net realized gains (losses) on
foreign currency transactions............................            --               --                 --              --
Increase (decrease) in unrealized
appreciation on investments..............................     5,711,712        9,391,350          4,568,598      16,187,162
Increase in unrealized appreciation
on foreign currency......................................            --               --                 --              --
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                    26,541,727       25,697,341         27,114,277      30,940,432
===============================================================================================================================
Distributions to Shareholders
Distributions from net investment income
Class A..................................................   (25,506,598)     (11,555,802)       (19,805,296)    (10,049,190)
Capital gains distributions Class A......................            --               --         (7,015,210)             --
Distributions from net investment income
Class B..................................................        (3,288)         (15,026)            (5,453)        (25,981)
Capital gains distributions Class B......................            --               --                 --              --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                         (25,509,886)     (11,570,828)       (26,825,959)    (10,075,171)
===============================================================================================================================
Trust Shares Transactions
Purchase of trust shares.................................    38,659,955       14,154,608         42,811,680      22,201,441
Income dividends reinvested..............................    20,213,589        8,968,544         16,258,819       8,163,357
Capital gains distributions reinvested...................            --               --          5,824,183              --
Redemption of trust shares...............................  (101,018,460)     (42,622,584)       (55,527,221)    (25,539,659)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                    (42,144,916)     (19,499,432)         9,367,461       4,825,139
===============================================================================================================================
Net Increase in Net Assets                                  (41,113,075)      (5,372,919)         9,655,779      25,690,400
===============================================================================================================================
Net Assets Beginning of Period                              430,846,686      389,733,611        412,777,320     422,433,099
===============================================================================================================================
Net Assets End of Period                                   $389,733,611     $384,360,692       $422,433,099    $448,123,499
===============================================================================================================================

(a)  Since inception January 8, 1997.
(1) Including undistributed income of $96,451 and $96,451 for The AAL Bond Fund; $41,917 and $41,917 for The AAL Municipal Bond Fund; and $35,211 and $35,211 for The AAL Money Market Fund for each period, respectively.



65   The AAL Mutual Funds Semi-Annual Report

 The AAL High Yield Bond Fund        The AAL Money Market Fund
Period Ended   Six Months Ended   Period Ended   Six Months Ended
 4/30/97(a)        10/31/97        4/30/97(c)        10/31/97
=================================================================
$   912,510      $ 3,124,246      $  7,658,318    $   5,241,778

    (58,339)       1,025,429                --               --

         --               --                --               --

   (486,800)       1,645,314                --               --

         --               --                --               --
-----------------------------------------------------------------

    367,371        5,794,989         7,658,318        5,241,778
=================================================================

   (879,944)      (2,945,602)       (7,656,186)      (5,219,530)

         --               --                --               --

    (32,566)        (178,644)           (2,132)         (22,248)

         --               --                --               --
-----------------------------------------------------------------
   (912,510)      (3,124,246)       (7,658,318)      (5,241,778)
=================================================================

 48,042,384       45,045,152       298,188,613      161,141,742
    281,381        1,583,368         7,658,318        5,175,955
         --               --                --               --
   (437,680)      (2,547,015)     (231,675,023)    (138,101,737)
-----------------------------------------------------------------
 47,886,085       44,081,505        74,171,908       28,215,960
=================================================================
 47,340,946       46,752,248        74,171,908       28,215,960
=================================================================
         --       47,340,946       116,014,091      190,185,999
=================================================================
$47,340,946      $94,093,194     $ 190,185,999    $ 218,401,959
=================================================================



                                   The AAL Mutual Funds Semi-Annual Report    66

Notes to Financial Statements
AS OF OCTOBER 31, 1997

A: Organization

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Bond, Municipal Bond, High Yield Bond, Money Market and U.S. Government Zero Coupon Target Funds 2001 and 2006. The eleven AAL Mutual Funds are collectively referred to as the "Funds".

On January 8, 1997, the Trust began issuing two classes of Fund shares in The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Bond, Municipal Bond, High Yield Bond and Money Market Funds. The Series A shares are subject to a maximum 4.00% sales charge of the offering price and a 0.25% annual service fee (.125% for The AAL Money Market Fund). Series B shares are offered at net asset value and a 1.00% annual 12b-1 and service fee (.875% for The AAL Money Market Fund). In addition, Series B shares have a contingent deferred sales charge upon redemption during the first five years. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

On September 1, 1997, The AAL Utilities Fund changed its name to The AAL Equity Income Fund.

B: Significant Accounting Policies
The Funds' principal accounting policies are:

Valuation--Securities traded on national securities exchanges abroad are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments and variable rate demand notes are valued at a cost that approximates the market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. The AAL International Fund invests in foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Foreign Currency Translation--The market values of securities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars using the exchange quotation in effect at the time net asset value is calculated. The costs of such securities are translated at exchange rates prevailing when acquired. Additionally, other assets and liabilities denominated in foreign currencies are translated into U.S. dollars. The AAL International Fund does not isolate that portion of realized gains and losses on investments that is due to changes in foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Contracts--In connection with purchases and sales of securities denominated in foreign currencies, The AAL International Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these currency contracts or the related foreign security trades, The AAL International Fund could be exposed to foreign currency fluctuations.

Federal Income Taxes--The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes and no Federal income tax provision was required.

Income and Expenses--The Funds are charged for those expenses that are directly attributed to each portfolio, such as advisory, custodian and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds' portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income for the classes specific expenses and realized and unrealized gains or losses are allocated directly to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares.

Distributions to Shareholders--Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Capital Growth Fund are declared and paid semi-annually. Dividends from The AAL Mid Cap Stock, Small Cap Stock and International Funds are declared and paid annually. Dividends from The AAL Equity Income Fund are declared and paid quarterly. Dividends from The AAL Bond, Municipal Bond, High Yield Bond and Money Market Funds are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk--The Funds hold investments in variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other--For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on municipal bonds are amortized over the life of the respective bonds. Discounts on bonds purchased after April 30, 1995, are amortized over the life of the respective bonds in The AAL International, Equity Income, Bond and High Yield Bond Funds. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL Mid Cap Stock, Small Cap Stock, International, Equity Income and High Yield Bond Funds is being amortized over the period of benefit, but not to exceed 60 months from each Funds's commencement of operation.

67   The AAL Mutual Funds Semi-Annual Report

AS OF OCTOBER 31, 1997

C: Investment Advisory Management Fees and Transactions With Related Parties

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation ("The Adviser") under which each of the mutual fund portfolios pay a fee for investment advisory services.

For periods prior to November 1, 1995, the adviser had entered into sub-advisory agreements with Duff & Phelps Investment Management Company and Pilgrim Baxter & Associates LTD for which the adviser paid a portion of its fees. Effective November 1, 1995, the Board of Trustees approved the termination of the sub-advisory agreement with both Duff & Phelps Investment Management Company and Pilgrim Baxter & Associates LTD and approved the current fee schedule described below. The adviser has hired a team of portfolio managers to manage the Funds' assets.

For the period May 1, 1997, to August 31, 1997, the annual rates of fees under the Investment Advisory Agreement are calculated at the following rates: .70 of 1% on the first $250 million of average daily net assets, .65 of 1% on the next $250 million, .575 of 1% on the next $500 million and .50 of 1% on average daily net assets over $1 billion for The AAL Capital Growth Fund; .75 of 1% on the first $200 million of average daily net assets and .65 of 1% on the average daily net assets over $200 million for The AAL Mid Cap Stock and Small Cap Stock Funds; 1% of the Funds average daily net assets for The AAL International Fund,
 .55 of 1% on the first $250 million of average daily net assets, .50 of 1% on the next $250 million and .45 of 1% on average daily net assets over $500 million for The AAL Bond and Municipal Bond Funds; .50 of 1% on the first $250 million and .45 of 1% on average daily net assets over $250 million for The AAL Equity Income Fund; and .50 of 1% on the first $500 million and .45 of 1% on average daily net assets over $500 million for The AAL Money Market Fund. In addition, The AAL International Fund has entered into a Sub-Advisory Agreement with Societe Generale Asset Management Corporation, which is paid .75 of 1% on average daily net assets.

Effective September 1, 1997, the annual rates of fees under the Investment Advisory Agreement changed for The AAL Bond and Municipal Bond Funds only. The rates are calculated as follows: 0.50 of 1% on the first $250 million of average daily net assets, and 0.45 of 1% on average Daily net assets over $250 million. All other Investment Advisory Agreements remain the same.

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. The adviser earned the following fees from the respective Funds for the six months ended October 31,1997: $16,667 for The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, Equity Income, Bond, Municipal Bond, High Yield Bond and Money Market Funds, and $20,833 for The AAL International Fund, respectively.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $4.08 per year per shareholder account.

The Trust has adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. On the Class A shares, a service fee of 0.25% of 1% for The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Bond, Municipal Bond and High Yield Bond Funds; 0.125% of 1% for The AAL Money Market Fund and 0.10% of 1% for The AAL U.S. Government Zero Coupon Target Funds. On the Class B shares, a service fee of 0.25% of 1% and a 12b-1 Distribution Fee of .75% of 1% for The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Bond, Municipal Bond and High Yield Bond Funds; a service fee of 0.125% of 1% and a 12b-1 Distribution Fee of 0.75% of 1% for The AAL Money Market Fund.

Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $10,000 and $1,000 for each meeting of the Board of Trustees, or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian, and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser voluntarily has reimbursed various funds since inception. For the period May 1, 1997, through August 31,1997, the Adviser reimbursed The AAL Money Market Fund .625% of average daily net assets. Effective September 1, 1997, the Adviser is reimbursing The AAL Money Market Fund .525% of average daily net assets. In addition, AAL Capital Management Corporation is waiving all expenses in excess of 1.00% for Class A and 1.75% for Class B of The High Yield Bond Fund. Voluntary reimbursements to these Funds may be modified or discontinued at any time by the Adviser.

AAL is the ultimate parent company for AAL Capital Management Corporation.


                                  The AAL Mutual Funds Semi-Annual Report    68

AS OF OCTOBER 31, 1997

D: Security Transactions

During the year ended April 30, 1997, and the period ended October 31, 1997, purchases and sales of securities other than short-term obligations were as follows:


                                                           Purchases                                    Sales
                                              -----------------------------------        -----------------------------------
                                               Year Ended        Six Months Ended         Year Ended        Six Months Ended
                                               4/30/97                   10/31/97         4/30/97                   10/31/97
============================================================================================================================
The AAL Capital Growth Fund                   $511,839,315           $366,373,515        $367,734,996           $285,787,930

The AAL Mid Cap Stock Fund                     586,304,570            315,110,634         499,728,977            287,165,618

The AAL Small Cap Stock Fund                    82,807,470             69,268,404          32,623,815             42,246,176

The AAL International Fund                      63,954,615             25,789,286          13,112,616             13,931,250

The AAL Equity Income Fund                      33,256,370             43,624,016           6,189,126             49,189,144

The AAL Bond Fund                              859,392,631            673,547,946         927,975,869            663,416,645

The AAL Municipal Bond Fund                    470,376,617            352,687,421         493,033,170            323,666,269

The AAL High Yield Bond Fund                    55,060,147             77,185,818           9,837,171             34,570,695

For the year ended April 30, 1997, and six months ended October 31, 1997, The AAL Bond Fund purchased $353,792,852 and $418,433,516 and sold $375,639,422 and
$355,389,441 in U.S. government obligations.

The gross unrealized appreciation and depreciation on investments at year ended April 30, 1996, and six months ended October 31, 1997, were as follows:

                                                              Net Unrealized                                 Net Unrealized
                                                               Appreciation                                   Appreciation
                               Appreciation  (Depreciation)   (Depreciation)   Appreciation  (Depreciation)  (Depreciation)
================================================4/30/97========================================10/31/97====================
The AAL Capital
Growth Fund                    $587,689,407    $(28,696,249)    $558,993,158   $803,753,970   $(10,268,129)    $793,485,841

The AAL Mid Cap
Stock Fund                       43,560,575     (44,460,053)        (899,478)    98,728,937    (15,509,580)      83,219,357

The AAL Small Cap
Stock Fund                        2,002,184      (5,288,803)      (3,286,619)    12,664,981     (2,239,934)      10,425,047

The AAL
International Fund               13,348,307      (9,088,073)       4,260,234     11,870,722    (16,673,885)      (4,803,167)

The AAL Equity
Income Fund                      18,968,225      (4,423,413)      14,544,812     23,084,841     (2,068,730)      21,016,111

The AAL Bond Fund                 1,834,241      (2,968,898)      (1,134,657)     8,444,979       (188,286)       8,256,693

The AAL Municipal
Bond Fund                        13,710,118        (365,803)      13,344,315     29,579,099        (47,622)      29,531,477

The AAL High Yield
Bond Fund                           211,334        (698,134)        (486,800)     2,013,817       (855,303)       1,158,514

69    The AAL Mutual Funds Semi-Annual Report
as of October 31, 1997

E: Shareholder Meeting

On August 15, 1997, a special shareholder meeting was held at which time a majority vote of The AAL Utilities Fund shareholders agreed to change The AAL Utilities Fund's fundamental objective and the industry concentration policy. The AAL Utilities Fund's name was also changed to The AAL Equity Income Fund.
<
                For             6,026,629.223                      95.16%
            Against                97,267.076                       0.02%
          Abstained               209,078.883                       4.82%
                                -------------                     -------
              Total             6,332,975.182                     100.00%


F: Trust Transactions
Transactions in trust shares were as follows:

                                                                            The AAL Capital Growth Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                    11,764,223               5,457,504         516,710                  589,299
Income dividends reinvested                            569,065                 198,589         -------                      747
Capital gains reinvested                             3,513,100                 -------         -------                  -------
Shares redeemed                                     (5,906,836)             (3,099,719)         (2,797)                 (14,858)
                                                    ----------              ----------      ----------               ----------
Net increase of trust shares                         9,939,552               2,556,374         513,913                  575,188
                                                    ==========              ==========      ==========               ==========


                                                                             The AAL Mid Cap Stock Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     9,684,073               2,583,976         257,913                  261,359
Income dividends reinvested                            -------                 -------         -------                 -------
Capital gains reinvested                             5,777,146                 -------         -------                 -------
Shares redeemed                                     (3,973,092)             (1,872,159)           (130)                  (7,668)
                                                    ----------              ----------      ----------               ----------
Net increase of trust shares                        11,488,127                 711,817         257,783                  253,691
                                                    ==========              ==========      ==========               ==========

                                   The AAL Mutual Funds Semi-Annual Report    70
as of October 31, 1997

                                                                            The AAL Small Cap Stock Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     4,637,506               2,206,009         345,998                  322,558
Income dividends reinvested                            -------                 -------         -------                  -------
Capital gains reinvested                                65,191                 -------         -------                  -------
Shares redeemed                                       (182,675)               (264,850)           (171)                 (13,047)
                                                    ----------              ----------      ----------               ----------
Net increase of trust shares                         4,520,022               1,941,159         345,827                  309,511
                                                    ==========              ==========      ==========               ==========

                                                                             The AAL International Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     5,486,739               2,237,605         229,431                  275,290
Income dividends reinvested                             45,809                 -------         -------                  -------
Capital gains reinvested                               252,387                 -------         -------                  -------
Shares redeemed                                       (720,333)               (709,558)            (92)                  (6,533)
                                                    ----------              ----------      ----------               ----------
Net increase of trust shares                         5,064,602               1,528,047         229,339                  268,757
                                                    ==========              ==========      ==========               ==========


                                                                             The AAL Equity Income Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     2,906,152               1,055,293          43,457                   68,205
Income dividends reinvested                            393,768                 154,328              74                      831
Capital gains reinvested                               -------                 -------         -------                  -------
Shares redeemed                                     (1,958,613)               (941,620)             (2)                    (295)
                                                    ----------              ----------      ----------               ----------
Net increase of trust shares                         1,341,307                 268,001          43,529                   68,741
                                                    ==========              ==========      ==========               ==========

71    The AAL Mutual Funds Semi-Annual Report
as of October 31, 1997

                                                                                 The AAL Bond Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     3,970,015               1,394,980          40,256                   44,662
Income dividends reinvested                          2,091,671                 910,479             325                    1,314
Capital gains reinvested                                ------                  ------          ------                   ------
Shares redeemed                                    (10,449,930)             (4,345,762)            (10)                  (1,494)
                                                   -----------             -----------     -----------              -----------
Net increase (decrease) of trust shares             (4,388,244)             (2,040,303)         40,571                   44,482
                                                   ===========             ===========     ===========              ===========

                                                                            The AAL Municipal Bond Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     3,803,846               1,860,632          71,756                  107,303
Income dividends reinvested                          1,469,699                 719,392             453                    1,990
Capital gains reinvested                               521,880                  ------          ------                   ------
Shares redeemed                                     (5,033,038)             (2,265,201)         (2,178)                    (452)
                                                   -----------             -----------     -----------              -----------
Net increase of trust shares                           762,387                 314,823          70,031                  108,841
                                                   ===========             ===========     ===========              ===========

                                                                            The AAL High Yield Bond Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                     4,536,334               4,050,855         271,056                  329,766
Income dividends reinvested                             26,252                 142,357           2,140                   11,130
Capital gains reinvested                                ------                  ------          ------                   ------
Shares redeemed                                        (40,257)               (238,949)         (4,051)                  (8,581)
                                                   -----------             -----------     -----------              -----------
Net increase of trust shares                         4,522,329               3,954,263         269,145                  332,315
                                                   ===========             ===========     ===========              ===========


                                                                             The AAL Money Market Fund
                                                  --------------------------------------------------------------------------------
                                                              Class A Shares                            Class B Shares
                                                  --------------------------------------    --------------------------------------
                                                    Year Ended        Six Months Ended        Year Ended       Six Months Ended
                                                    4/30/97                   10/31/97        4/30/97                  10/31/97
==================================================================================================================================
Shares purchased                                   297,511,853             159,331,540         676,761                1,810,201
Income dividends reinvested                          7,656,532               5,153,716           1,786                   22,240
Capital gains reinvested                                ------                  ------          ------                   ------
Shares redeemed                                   (231,565,574)           (136,929,288)       (109,450)              (1,172,449)
                                                   -----------             -----------     -----------              -----------
Net increase of trust shares                        73,602,811              27,555,968         569,097                  659,992
                                                   ===========             ===========     ===========              ===========

                                   The AAL Mutual Funds Semi-Annual Report    72

AS OF OCTOBER 31, 1997

G. Forward Currency Contracts
As of October 31, 1997, The AAL International Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $331,646.

Settlement Date                   Currency to           U.S. Value at                 Currency to         U.S. Value at
Through                          Be Delivered         October 31, 1997                Be Received        October 31, 1997
==========================================================================================================================
11/3/97               68,831     U.S. Dollar               $    68,831       97,643   Australian Dollar       $    67,559
11/5/97              (86,111)    U.S. Dollar                   (86,111)    (444,951)  Finnish Markka              (85,650)
11/5/97               51,021     U.S. Dollar                    51,021      293,678   French Franc                 50,859
11/5/97             (141,067)    U.S. Dollar                  (141,067)  (1,055,773)  Swedish Krona              (140,681)
11/11/97              (7,483)    U.S. Dollar                    (7,483)    (900,000)  Japanese Yen                 (7,586)
11/28/97             224,821     U.S. Dollar                   224,821    1,294,071   French Franc                223,849
1/8/98             8,831,000     Swiss Franc                 6,188,719    6,367,438   U.S. Dollar               6,367,438
1/15/98           10,453,500     Deutsche Mark               6,104,863    6,097,824   U.S. Dollar               6,097,824
1/22/98           31,499,600     French Franc                5,540,310    5,497,696   U.S. Dollar               5,497,696
1/29/98          950,850,000     Japanese Yen                8,495,701    8,004,462   U.S. Dollar               8,004,462
4/3/98             4,054,000     New Zealand Dollar          2,568,790    2,536,921   U.S. Dollar               2,536,921
6/3/98            46,512,000     French Franc                7,560,410    8,170,751   U.S. Dollar               8,170,751
6/10/98            1,084,000     Swiss Franc                   753,379      793,558   U.S. Dollar                 793,558
6/17/98            1,549,000     Deutsche Mark                 894,156      910,481   U.S. Dollar                 910,480
6/24/98          813,779,000     Japanese Yen                6,936,132    6,996,638   U.S. Dollar               6,996,638
                                                           -----------                                        -----------
                                                           $45,152,472                                        $45,484,118
                                                           ===========                                        ===========

73    The AAL Mutual Funds Semi-Annual Report

                       This Page Intentionally Left Blank


                                   The AAL Mutual Funds Semi-Annual Report    74

Financial Highlights

PER SHARE INFORMATION

The AAL Capital Growth Fund


                                            Period Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                            4/30/88         4/30/89        4/30/90        4/30/91        4/30/92
===================================================================================================================
Net asset value:
Beginning of period..........................     $10.00         $8.36          $9.84         $10.72         $12.42

Income from Investment Operations
Net investment income (loss).................      0.112         0.218          0.233          0.271          0.276

Net realized and unrealized gain (loss)
on investments...............................     (1.709)        1.466          0.889          1.726          1.659
-------------------------------------------------------------------------------------------------------------------
Total from Investment Operations.............     (1.597)        1.684          1.122          1.997          1.935
===================================================================================================================
Distributions from:
Net investment income........................     (0.043)       (0.204)        (0.242)        (0.269)        (0.280)

Net realized capital gains...................         --            --             --         (0.028)        (0.015)
-------------------------------------------------------------------------------------------------------------------
Total Distributions..........................     (0.043)       (0.204)        (0.242)        (0.297)        (0.295)
===================================================================================================================
Net increase (decrease) in net asset value...     (1.640)        1.480          0.880          1.700          1.640

Net asset value:

End of period................................      $8.36         $9.84         $10.72         $12.42         $14.06
===================================================================================================================
Average commission per share.................         --            --             --             --             --

Total return (d).............................     (15.95)%       20.46%         11.45%         18.93%         15.77%

Net assets, end of period....................$23,672,346   $48,915,003   $119,731,099   $209,055,868   $423,231,713

Ratio of expenses to average
net assets (a) (b)...........................       1.50%         1.50%          1.44%          1.41%          1.28%

Ratio of net investment income to
average net assets (a) (c)...................       2.61%         2.80%          2.56%          2.59%          2.27%

Portfolio turnover rate......................       1.36%         2.78%          1.43%          2.26%          1.11%

75    The AAL Mutual Funds Semi-Annual Report

                                                                      Class A     Class A             Class B     Class B
    Year Ended     Year Ended       Year Ended       Year Ended       Year Ended  Six Months Ended    Year Ended  Six Months Ended
    4/30/93        4/30/94          4/30/95          4/30/96          4/30/97     10/31/97            4/30/97     10/31/97
==================================================================================================================================
        $14.06         $14.83           $14.49           $15.56           $18.79            $21.50        $20.66            $21.45


         0.284          0.296            0.274            0.201            0.125             0.062        (0.011)           (0.036)

         0.761         (0.287)           1.699            3.756            3.682             3.665         0.801             3.652
----------------------------------------------------------------------------------------------------------------------------------
         1.045          0.009            1.973            3.957            3.807             3.727         0.790             3.616
==================================================================================================================================

        (0.274)        (0.286)          (0.298)          (0.217)          (0.150)           (0.057)        0.000            (0.026)
        (0.001)        (0.063)          (0.605)          (0.510)          (0.947)               --            --                --
----------------------------------------------------------------------------------------------------------------------------------
        (0.275)        (0.349)          (0.903)          (0.727)          (1.097)           (0.057)        0.000            (0.026)
==================================================================================================================================
         0.770         (0.340)           1.070            3.230            2.710             3.670         0.790             3.590

        $14.83         $14.49           $15.56           $18.79           $21.50            $25.17        $21.45            $25.04
==================================================================================================================================

            --             --               --           $0.053           $0.057            $0.054        $0.057            $0.054
          7.52%          0.00%           14.37%           25.85%           20.55%            17.35%         3.82%            16.91%
  $714,184,330   $868,850,190   $1,032,168,121   $1,381,352,222   $1,794,422,211    $2,165,051,915   $11,025,073       $27,275,052


          1.20%          1.18%            1.17%            1.12%            1.06%             0.98%         1.89%             1.80%


          2.15%          2.07%            1.89%            1.16%            0.62%             0.51%        (0.39)%           (0.34)%
          2.99%         40.60%           33.34%           44.26%           24.30%            14.61%        24.30%            14.61%

                                   The AAL Mutual Funds Semi-Annual Report    76

PER SHARE INFORMATION

The AAL Mid Cap Stock Fund

                                                                           Class A
                             Period Ended    Year Ended     Year Ended     Year Ended
                             4/30/94         4/30/95        4/30/96        4/30/97
=========================================================================================
Net asset value:
Beginning of period........  $      10.00    $      10.38   $      10.92   $      17.11
Income from Investment
Operations
Net investment income
(loss).....................        (0.044)         (0.054)        (0.100)        (0.119)
Net realized and unrealized
gain (loss) on investments.         0.424           0.594          6.290         (1.628)
-----------------------------------------------------------------------------------------
Total from Investment
Operations                          0.380           0.540          6.190         (1.747)
=========================================================================================
Distributions from:
Net investment income......            --              --             --          0.000
Net realized capital gains.            --              --             --         (2.653)
-----------------------------------------------------------------------------------------
Total Distributions                 0.000           0.000          0.000         (2.653)
=========================================================================================
Net increase (decrease) in
net asset value............         0.380           0.540          6.190         (4.400)
Net asset value:
End of period..............  $      10.38    $      10.92   $      17.11   $      12.71
=========================================================================================
Average commission per
share......................            --              --   $      0.055   $      0.060
Total return (d)...........          3.80%           5.20%         56.59%        (11.08)%
Net assets, end of period..  $142,529,469    $220,792,070   $424,974,829   $461,732,660
Ratio of expenses to
average net assets (a) (b).          1.72%           1.54%          1.39%          1.35%
Ratio of net investment
income to average net
assets (a) (c).............         (1.14)%         (0.77)%        (0.82)%        (0.94)%
Portfolio turnover rate....         55.49%          88.18%         90.14%        112.60%

77    The AAL Mutual Funds Semi-Annual Report

Class A           Class B     Class B
Six Months Ended  Year Ended  Six Months Ended
10/31/97          4/30/97     10/31/97
==============================================
$      12.71      $    13.67    $    12.69


      (0.017)         (0.026)       (0.063)

       3.297          (0.954)        3.263
----------------------------------------------
       3.280          (0.980)        3.200
==============================================

          --           0.000            --
          --              --            --
----------------------------------------------
          --           0.000            --
==============================================
       3.280           0.980         3.200

$      15.99      $    12.69    $    15.89
==============================================
$      0.058      $    0.060    $    0.058
       25.81%          (7.17)%       25.22%
$592,114,604      $3,270,870    $8,127,575


        1.29%           2.29%         2.14%



       (0.22)%          (1.41)%       (1.07)%
       54.05%          112.60%        54.05%

The AAL Mutual Funds Semi-Annual Report    78

PER SHARE INFORMATION

The AAL Small Cap Stock Fund

                                                                 Class A       Class A             Class B       Class B
                                                                 Year Ended    Six Months Ended    Year Ended    Six Months Ended
                                                                 4/30/97       10/31/97            4/30/97       10/31/97
===================================================================================================================================
Net asset value:
Beginning of period............................................      $10.00          $9.84             $11.17         $9.81
Income from Investment Operations
Net investment income..........................................      (0.055)        (0.055)            (0.032)       (0.087)
Net realized and unrealized gain (loss) on investments.........       0.162          3.675             (1.328)        3.657
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                      0.107          3.620             (1.360)        3.570
===================================================================================================================================
Distributions from:
Net investment income..........................................       0.000             --              0.000            --
Net realized capital gains.....................................      (0.267)            --                 --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (0.267)            --              0.000            --
===================================================================================================================================
Net increase (decrease) in net asset value.....................      (0.160)         3.620             (1.360)        3.570
Net asset value:
End of period..................................................       $9.84         $13.46              $9.81        $13.38
===================================================================================================================================
Average commission per share...................................      $0.059         $0.058             $0.059        $0.058
Total return (d)...............................................        0.78%         36.79%            (12.18)%       36.39%
Net assets, end of period...................................... $44,487,852    $86,977,816         $3,394,082    $8,766,907
Ratio of expenses to average net assets (a) (b)................        2.06%          1.72%              3.20%         2.53%
Ratio of net investment income to average net assets (a) (c)...       (1.20)%        (1.07)%            (2.39)%       (1.88)%
Portfolio turnover rate........................................      138.50%         58.86%            138.50%        58.86%

79    The AAL Mutual Funds Semi-Annual Report

PER SHARE INFORMATION

The AAL International Fund


                                                                       Class A     Class A             Class B      Class B
                                                   Period Ended        Year Ended  Six Months Ended    Year Ended   Six Months Ended
                                                   4/30/96             4/30/97     10/31/97            4/30/97      10/31/97
====================================================================================================================================
Beginning of period..............................   $     10.00      $      11.08      $      11.37    $    10.98    $    11.34

Income from Investment Operations
Net investment income............................         0.046             0.005             0.053         0.000         0.030
Net realized and unrealized gain (loss) on
investments......................................         1.058             0.680            (0.013)        0.360        (0.040)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations.................         1.104             0.685             0.040         0.360        (0.010)
====================================================================================================================================
Distributions from:
Net investment income............................        (0.024)           (0.335)               --         0.000            --
Net realized capital gains.......................            --            (0.060)               --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions..............................        (0.024)           (0.395)               --         0.000            --
====================================================================================================================================
Net increase in net asset value..................         1.080             0.290             0.040         0.360        (0.010)
Net asset value:
End of period....................................   $     11.08      $      11.37      $      11.41    $    11.34    $    11.33
====================================================================================================================================
Average commission per share.....................   $     0.018      $      0.013      $      0.009    $    0.013    $    0.009
Total return (d).................................         11.07%             6.32%             0.35%         3.28%        (0.09)%
Net assets, end of period........................   $57,117,185      $116,153,782      $134,023,024    $2,599,958    $5,642,268
Ratio of expenses to average net assets (a) (b)..          2.15%             2.10%             1.96%         2.94%         2.81%
Ratio of net investment income to average
net assets (a) (c)...............................          0.94%             0.88%             1.35%        (0.03) %       0.38%
Portfolio turnover rate..........................          1.30%            12.95%            12.39%        12.95%        12.39%

                                   The AAL Mutual Funds Semi-Annual Report    80

PER SHARE INFORMATION

The AAL Equity Income Fund (1)

                                                                                                     Class A
                                                       Period Ended    Year Ended      Year Ended    Year Ended
                                                       4/30/94         4/30/95         4/30/96       4/30/97
===============================================================================================================

Net asset value:
Beginning of period.................................       $10.00          $9.95           $9.47         $10.90

Income from Investment Operations

Net investment income...............................        0.022          0.338           0.360          0.390
Net realized and unrealized gain (loss)
on investments......................................       (0.072)        (0.498)          1.420          0.455
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (0.050)        (0.160)          1.780          0.845
===============================================================================================================

Distributions from:

Net investment income...............................           --         (0.320)         (0.350)        (0.405)
Net realized capital gains..........................           --             --              --             --
---------------------------------------------------------------------------------------------------------------
Total Distributions                                         0.000         (0.320)         (0.350)        (0.405)
===============================================================================================================

Net increase (decrease) in net asset value..........       (0.050)        (0.480)          1.430          0.440
Net asset value:
End of period                                               $9.95          $9.47          $10.90         $11.34
===============================================================================================================

Average commission per share........................           --             --          $0.056         $0.060
Total return (d)....................................        (0.50)%        (1.51)%         18.90%          7.88%
Net assets, end of period...........................  $15,423,861    $70,861,404    $114,460,386   $134,196,399
Ratio of expenses to average net assets (a) (b).....         1.60%          1.19%           1.20%          1.15%
Ratio of net investment income to average
net assets (a) (c)..................................         5.12%          4.08%           3.58%          3.57%
Portfolio turnover rate.............................         0.00%         24.65%          21.79%          5.14%

(1)  Prior to September 1, 1997, The AAL Utilities Fund

81    The AAL Mutual Funds Semi-Annual Report

Class A             Class B       Class B
Six Months Ended    Year Ended    Six Months Ended
10/31/97            4/30/97       10/31/97
==================================================
        $11.34          $11.40           $11.37

         0.183           0.051            0.139

         1.052          (0.056)           1.046
--------------------------------------------------
         1.235          (0.005)           1.185
==================================================

        (0.175)         (0.025)          (0.145)
            --              --               --
--------------------------------------------------
        (0.175)         (0.025)          (0.145)
==================================================
         1.060          (0.030)           1.040

        $12.39          $11.37           $12.41
==================================================
       $0.0590          $0.060          $0.0590
         10.81%          (0.04)%          10.43%
  $150,059,623        $494,969       $1,393,646

          1.09%           1.99%            1.93%
          2.98%           2.36%            2.13%
         35.81%           5.14%           35.81%


                                   The AAL Mutual Funds Semi-Annual Report    82

PER SHARE INFORMATION

The AAL Bond Fund

                             Period Ended   Year Ended    Year Ended    Year Ended     Year Ended
                             4/30/88        4/30/89       4/30/90       4/30/91        4/30/92
====================================================================================================
Net asset value:
Beginning of period......... $     10.00    $      9.64   $      9.33   $       9.25   $       9.76
Income from Investment
Operations
Net investment income.......       0.602          0.826         0.806          0.772          0.721
Net realized and
unrealized gain (loss)
on investments..............      (0.360)        (0.255)       (0.080)         0.510          0.273
----------------------------------------------------------------------------------------------------
Total from Investment
Operations..................       0.242          0.571         0.726          1.282          0.994
====================================================================================================
Distributions from:
Net investment income.......      (0.602)        (0.826)       (0.806)        (0.772)        (0.721)
Net realized capital gains..          --         (0.055)           --             --         (0.013)
----------------------------------------------------------------------------------------------------
Total Distributions.........      (0.602)        (0.881)       (0.806)        (0.772)        (0.734)
====================================================================================================
Net increase (decrease)
in net asset value..........      (0.360)        (0.310)       (0.080)         0.510          0.260
Net asset value:
End of period............... $      9.64    $      9.33   $      9.25   $       9.76   $      10.02
====================================================================================================
Total return (d)............        2.56%          6.21%         7.84%         14.34%         10.47%
Net assets, end of period... $20,938,863    $54,006,123   $94,937,997   $139,228,954   $229,309,955
Ratio of expenses to
average net assets (a) (b)..        0.75%          0.83%         0.98%          1.00%          1.03%
Ratio of net investment
income to average
net assets (a) (c)..........        8.67%          8.86%         8.38%          8.06%          7.19%
Portfolio turnover rate.....       85.88%         54.49%        38.00%          6.39%         12.18%

83    The AAL Mutual Funds Semi-Annual Report


                                                             Class A        Class A           Class B     Class B
Year Ended     Year Ended      Year Ended     Year Ended     Year Ended     Six Months Ended  Year Ended  Six Months Ended
4/30/93        4/30/94         4/30/95        4/30/96        4/30/97        10/31/97          4/30/97     10/31/97
==========================================================================================================================
$      10.02   $      10.61    $       9.69   $       9.61   $       9.62   $       9.63      $   9.71    $   9.64


       0.661          0.584           0.580          0.584          0.595          0.297         0.175       0.257


       0.627         (0.660)         (0.078)         0.010          0.010          0.360        (0.070)      0.360
--------------------------------------------------------------------------------------------------------------------------
       1.288         (0.076)          0.502          0.594          0.605          0.657         0.105       0.617
==========================================================================================================================

      (0.661)        (0.584)         (0.580)        (0.584)        (0.595)        (0.297)       (0.175)     (0.257)
      (0.037)        (0.260)         (0.002)            --             --             --            --          --
--------------------------------------------------------------------------------------------------------------------------
      (0.698)        (0.844)         (0.582)        (0.584)        (0.595)        (0.297)       (0.175)     (0.257)
==========================================================================================================================

       0.590         (0.920)         (0.080)         0.010          0.010          0.360        (0.070)      0.360

$      10.61   $       9.69    $       9.61   $       9.62   $       9.63   $       9.99      $   9.64    $  10.00
==========================================================================================================================
       13.22%         (0.99)%          5.47%          6.18%          6.43%          6.88%         0.96%       6.45%
$370,219,492   $442,962,543    $429,355,163   $430,846,686   $389,342,652   $383,510,252      $390,959    $850,440


        1.03%          1.02%           1.03%          1.01%          0.98%          0.96%         1.86%       1.77%

        6.35%          5.61%           6.12%          5.89%          6.10%          5.97%         5.51%       5.17%
       26.12%         27.75%          44.57%        125.77%        212.49%        184.02%       212.49%     184.02%

The AAL Mutual Funds Semi-Annual Report    84

PER SHARE INFORMATION

The AAL Municipal Bond Fund

                                                  Period Ended   Year Ended    Year Ended     Year Ended    Year Ended
                                                  4/30/88        4/30/89       4/30/90        4/30/91       4/30/92
=========================================================================================================================
Net asset value:
Beginning of period.........................           $10.00         $9.72         $9.74          $9.70         $10.13

Income from Investment Operations
Net investment income.......................            0.398         0.599         0.608          0.616          0.598
Net realized and unrealized gain (loss)
on investments..............................           (0.280)        0.020        (0.035)         0.434          0.234
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.118         0.619         0.573          1.050          0.832
=========================================================================================================================
Distributions from:
Net investment income.......................           (0.398)       (0.599)       (0.608)        (0.616)        (0.598)
Net realized capital gains..................               --            --        (0.005)        (0.004)        (0.004)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.398)       (0.599)       (0.613)        (0.620)        (0.602)
=========================================================================================================================
Net increase (decrease) in
net asset value.............................           (0.280)        0.020        (0.040)         0.430          0.230
Net asset value:
End of period...............................            $9.72         $9.74         $9.70         $10.13         $10.36
=========================================================================================================================
Total return (d)............................             1.29%         6.53%         5.93%         11.12%          8.39%
Net assets, end of period...................      $10,031,478   $41,217,475   $78,844,594   $114,953,939   $172,494,589
Ratio of expenses to average
net assets (a) (b)..........................             1.50%         0.94%         0.90%          0.90%          0.95%
Ratio of net investment income to
average net assets (a) (c)..................             5.72%         6.30%         6.13%          6.21%          5.81%
Portfolio turnover rate.....................            20.83%        29.24%        30.83%         13.63%          0.74%

85    The AAL Mutual Funds Semi-Annual Report

                                                               Class A     Class A           Class B      Class B
   Year Ended     Year Ended    Year Ended      Year Ended     Year Ended  Six Months Ended  Year Ended   Six Months Ended
   4/30/93        4/30/94       4/30/95         4/30/96        4/30/97     10/31/97          4/30/97      10/31/97
==========================================================================================================================
       $10.36         $10.99         $10.56         $10.69         $10.91         $10.92        $10.91            $10.92

        0.571          0.539          0.523          0.521          0.521          0.260         0.147             0.217

        0.631         (0.410)         0.186          0.300          0.194          0.540         0.010             0.540
--------------------------------------------------------------------------------------------------------------------------
        1.202          0.129          0.709          0.821          0.715          0.800         0.157             0.757
==========================================================================================================================

       (0.571)        (0.539)        (0.523)        (0.521)        (0.521)        (0.260)       (0.147)           (0.217)
       (0.001)        (0.020)        (0.056)        (0.080)        (0.184)            --            --                --
--------------------------------------------------------------------------------------------------------------------------
       (0.572)        (0.559)        (0.579)        (0.601)        (0.705)        (0.260)       (0.147)           (0.217)
==========================================================================================================================

        0.630         (0.430)         0.130          0.220          0.010          0.540        (0.010)            0.540

       $10.99         $10.56         $10.69         $10.91         $10.92         $11.46        $10.92            $11.46
==========================================================================================================================
        11.84%          1.04%          7.01%          7.74%          6.64%          7.38%         0.34%             6.97%
 $271,319,546   $370,568,847   $377,764,861   $412,777,320   $421,668,316   $446,073,978      $764,783        $2,049,521

         1.00%          0.99%          0.98%          0.95%          0.89%          0.86%         1.69%             1.64%

         5.32%          4.87%          5.01%          4.69%          4.69%          4.57%         4.09%             3.79%
         3.41%         10.15%        172.49%        130.52%        119.79%         77.53%       119.79%            77.53%

                                   The AAL Mutual Funds Semi-Annual Report    86

PER SHARE INFORMATION

The AAL High Yield Bond Fund

                                                              Class A         Class A               Class B         Class B
                                                              Year Ended      Six Months Ended      Year Ended      Six Months Ended
                                                              4/30/97         10/31/97              4/30/97         10/31/97
====================================================================================================================================
Net asset value:
Beginning of period.........................................       $10.00           $9.88               $10.00           $9.88

Income from Investment Operations
Net investment income.......................................        0.270           0.460                0.251           0.422
Net realized and unrealized gain (loss) on
investments.................................................       (0.120)          0.480               (0.120)          0.490
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.150           0.940                0.131           0.912
====================================================================================================================================
Distributions from:
Net investment income.......................................       (0.270)         (0.460)              (0.251)         (0.422)
Net realized capital gains..................................           --              --                   --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.270)         (0.460)              (0.251)         (0.422)
====================================================================================================================================
Net increase (decrease) in net asset value..................       (0.120)          0.480               (0.120)          0.490
Net asset value:
End of period...............................................        $9.88          $10.36                $9.88          $10.37
====================================================================================================================================
Total return (d)............................................         1.51%           9.64%                1.31%           9.34%
Net assets, end of period...................................  $44,680,637     $87,856,956           $2,660,309      $6,036,238
Ratio of expenses to average net assets (a) (b).............         1.00%           1.00%                1.75%           1.75%
Ratio of net investment income to average net
assets (a) (c)..............................................         9.11%           8.93%                8.66%           8.18%
Portfolio turnover rate.....................................        36.90%          51.44%               36.90%          51.44%


87    The AAL Mutual Funds Semi-Annual Report

                       This Page Intentionally Left Blank










                                   The AAL Mutual Funds Semi-Annual Report    88

PER SHARE INFORMATION


The AAL Money Market Fund


                                                   Period Ended        Year Ended     Year Ended     Year Ended    Year Ended
                                                   4/30/88             4/30/89        4/30/90           4/30/91       4/30/92
====================================================================================================================================
Net asset value:
Beginning of period...............................   $     1.00      $       1.00   $       1.00   $       1.00  $       1.00
Income from Investment Operations
Net investment income.............................        0.009             0.078          0.079          0.068         0.045
Net realized and unrealized gain (loss)
on investments....................................           --                --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations..................        0.009             0.078          0.079          0.068         0.045
====================================================================================================================================
Distributions from:
Net investment income.............................       (0.009)           (0.078)        (0.079)        (0.068)       (0.045)
Net realized capital gains........................           --                --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions...............................       (0.009)           (0.078)        (0.079)        (0.068)       (0.045)
====================================================================================================================================
Net increase (decrease) in
net asset value...................................        0.000             0.000          0.000          0.000         0.000
Net asset value:
End of period.....................................   $     1.00      $       1.00   $       1.00   $       1.00  $       1.00
====================================================================================================================================
Total return (d)..................................         0.91%             8.10%          8.24%          7.07%         4.54%
Net assets, end of period.........................   $7,990,507      $143,217,501   $223,447,573   $228,465,749  $147,584,931
Ratio of expenses to average
net assets (a) (b)................................         0.07%            0.76%           1.04%          1.07%         1.11%
Ratio of net investment income to
average net assets (a) (c)........................         7.06%            8.29%           7.84%          6.85%         4.56%
Portfolio turnover rate...........................           N/A              N/A             N/A            N/A           N/A

89    The AAL Mutual Funds Semi-Annual Report


                                                           Class A        Class A               Class B        Class B
 Year Ended    Year Ended    Year Ended     Year Ended     Year Ended     Six Months Ended      Year Ended     Six Months Ended
 4/30/93       4/30/94        4/30/95       4/30/96        4/30/97        10/31/97              4/30/97        10/31/97
==================================================================================================================================
$      1.00   $      1.00   $      1.00   $       1.00   $       1.00         $       1.00        $   1.00           $     1.00


      0.025         0.019         0.038          0.048          0.051                0.026           0.013                0.019

         --            --            --             --             --                   --              --                   --
----------------------------------------------------------------------------------------------------------------------------------
      0.025         0.019         0.038          0.048          0.051                0.026           0.013                0.019
==================================================================================================================================

     (0.025)       (0.019)       (0.038)        (0.048)        (0.051)              (0.026)         (0.013)              (0.019)
         --            --            --             --             --                   --              --                   --
----------------------------------------------------------------------------------------------------------------------------------
     (0.025)       (0.019)       (0.038)        (0.048)        (0.051)              (0.026)         (0.013)              (0.019)
==================================================================================================================================

      0.000         0.000         0.000          0.000          0.000                0.000           0.000                0.000

$      1.00   $      1.00   $      1.00   $       1.00   $       1.00         $       1.00        $   1.00           $     1.00
==================================================================================================================================
       2.53%         1.95%         3.92%          4.94%          5.21%                2.62%           1.32%                2.28%
$83,274,493   $65,008,303   $70,210,675   $116,014,091   $189,616,902         $217,172,870        $569,097           $1,229,089


       1.13%         1.26%         1.17%          0.83%          0.55%                0.57%           1.78%                1.33%


       2.53%         2.00%         3.95%          4.89%          4.91%                5.09%           3.81%                4.33%
         N/A           N/A           N/A            N/A            N/A                 N/A              N/A                  N/A

                                   The AAL Mutual Funds Semi-Annual Report    90

(a) Calculated on an annualized basis.
(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been as follows:

                                        Period Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                        4/30/88       4/30/89      4/30/90      4/30/91      4/30/92
=======================================================================================================
The AAL Capital Growth Fund........       1.91%        1.77%        1.49%        1.41%        1.28%
The AAL Mid Cap Stock Fund.........         --           --           --           --           --
The AAL Small Cap Stock Fund.......         --           --           --           --           --
The AAL International Fund.........         --           --           --           --           --
The AAL Equity Income Fund.........         --           --           --           --           --
The AAL Bond Fund..................       1.83%        1.37%        1.22%        1.17%        1.08%
The AAL Municipal Bond Fund........       2.28%        1.46%        1.17%        1.10%        1.04%
The AAL High Yield Bond Fund.......         --           --           --           --           --
The AAL Money Market Fund..........       1.76%        1.18%        1.04%        1.07%        1.11%

(c) If the Funds had paid all of their expenses the ratios would have been as follows:

                                        Period Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                        4/30/88       4/30/89      4/30/90      4/30/91      4/30/92
=======================================================================================================
The AAL Capital Growth Fund........       2.21%        2.54%        2.51%        2.59%        2.27%
The AAL Mid Cap Stock Fund.........         --           --           --           --           --
The AAL Small Cap Stock Fund.......         --           --           --           --           --
The AAL International Fund.........         --           --           --           --           --
The AAL Equity Income Fund.........         --           --           --           --           --
The AAL Bond Fund..................       7.59%        8.32%        8.13%        7.89%        7.14%
The AAL Municipal Bond Fund........       4.95%        5.79%        5.89%        6.01%        5.72%
The AAL High Yield Bond Fund.......         --           --           --           --           --
The AAL Money Market Fund..........       5.37%        7.87%        7.84%        6.85%        4.56%

(d) Total return calculations are based on net amount invested and are for six months.


91   The AAL Mutual Funds Semi-Annual Report

                                                  Class A     Class A           Class B     Class B
  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Six Months Ended  Year Ended  Six Months Ended
  4/30/93     4/30/94     4/30/95     4/30/96     4/30/97     10/31/97          4/30/97     10/31/97
===========================================================================================================
     1.20%      1.18%       1.17%       1.12%       1.06%         0.98%            1.89%         1.80%
       --       1.73%       1.54%       1.39%       1.35%         1.29%            2.29%         2.14%
       --         --          --          --        2.06%         1.72%            3.21%         2.53%
       --         --          --        2.32%       2.10%         1.96%            2.94%         2.81%
       --       2.91%       1.19%       1.20%       1.15%         1.09%            1.99%         1.93%
     1.03%      1.02%       1.03%       1.01%       0.98%         0.96%            1.86%         1.77%
     1.00%      0.99%       0.98%       0.95%       0.89%         0.86%            1.69%         1.64%
       --         --          --          --        1.28%         1.16%            2.06%         1.95%
     1.27%      1.51%       1.42%       1.28%       1.10%         0.96%            3.54%         1.72%

                                                  Class A     Class A           Class B     Class B
  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended  Six Months Ended  Year Ended  Six Month Ended
  4/30/93     4/30/94     4/30/95     4/30/96     4/30/97     10/31/97          4/30/97     10/31/97
===========================================================================================================
     2.15%      2.07%       1.89%       1.16%       0.62%         0.51%           (0.39)%       (0.34)%
       --      (1.14)%     (0.77)%     (0.82)%     (0.94)%       (0.22)%          (1.41)%       (1.07)%
       --         --          --          --       (1.20)%       (1.07)%          (2.40)%       (1.88)%
       --         --          --        0.77%       0.88%         1.35%           (0.03)%        0.38%
       --       5.12%       4.08%       3.58%       3.57%         2.98%            2.36%         2.13%
     6.35%      5.61%       6.12%       5.89%       6.10%         5.97%            5.51%         5.17%
     5.32%      4.87%       5.01%       4.69%       4.69%         4.57%            4.09%         4.82%
       --         --          --          --        8.83%         8.75%            8.41%         7.97%
     2.38%      1.75%       3.70%       4.46%       4.36%         4.70%            2.05%         3.97%

                                   The AAL Mutual Funds Semi-Annual Report    92

Board
of
Trustees

John H. Pender - Chairman of the Board
Richard L. Gady
Lawrence M. Woods
D.W. Russler
F. Gregory Campbell
Richard L. Gunderson
Ronald G. Anderson


Officers

Ronald G. Anderson - President
Robert G. Same - Vice President & Secretary
Terrance P. Gallagher - Treasurer
Charles D. Gariboldi, Jr. - Assistant Treasurer
Joseph F. Wreschnig - Assistant Secretary


Investment
Adviser &
Distributor

AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007


Sub-Adviser
(AAL International
Fund Only)

Societe Generale Asset Management Corp.
1221 Avenue of the Americas
New York, NY 10020


Custodian,
Transfer Agent &
Disbursing
Agent

Firstar Trust Company
615 East Michigan Street
P.O. Box 2981
Milwaukee, WI 53201-2981


Custodian
(AAL International
Fund Only)

The Chase Manhattan Bank, N.A.
Chase Metro Tech Center
Brooklyn, NY 11245


Legal
Counsel

Quarles & Brady
411 East Wisconsin Avenue
Milwaukee, WI 53202


Independent
Accountants

Price Waterhouse LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI 53202


        This report is submitted for the information of shareholders of
                             The AAL Mutual Funds.
It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds which contains more complete information about the Funds, including investment policies, charges and expenses.



                                  [AAL Logo]

                             The AAL Mutual Funds
                          --------------------------

               222 West College Avenue, Appleton, WI  54919-0007
                                 800-553-6319
                      World Wide Web: http://www.aal.org
                        e-mail address: aalcmc@aal.org